ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 2021

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Policy Owners of

The ZALICO Variable Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and policy owners’ equity of each of the subaccounts listed in the Appendix that comprise ZALICO Variable Separate Account (“Separate Account”), as of December 31, 2021, the related statement of operations and the statement of changes in policy owners’ equity for the period indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its policy owners’ equity for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s Auditor since 2021.

April 26, 2022

Appendix

Subaccounts comprising ZALICO Variable Separate Account

Subaccounts	Statement of operations	Statements of changes in policy owners’ equity

DWS Capital Growth VIP – A	For the year ended	For the year ended
DWS CROCI International VIP – B	December 31, 2021	December 31, 2021
DWS Global Income Builder VIP – A
DWS Government & Agency Securities VIP – A
DWS High Income VIP – A
DWS Global Equity VIP – A
DWS Government Money Market VIP – A
DWS Small Mid Cap Growth VIP – A
DWS Core Equity VIP – B
Fidelity VIP II Contrafund
Fidelity VIP Equity Income
Fidelity VIP High Income
Fidelity VIP II Index 500
Fidelity VIP Growth Opportunities
AST Hotchkis Wiley Large-Cap Value Portfolio
AST BlackRock Low Duration Bond
AST BlackRock Loomis Sayles Bond Portfolio
AST Small Cap Growth
AST T Rowe Price Asset Allocation
AST International Growth
AST Loomis Sayles Large-Cap Growth Portfolio
AST Mid-Cap Growth Portfolio
AST T Rowe Price Large-Cap Value Portfolio
Invesco V.I. Technology Fund – Series I
Invesco V.I. Technology Fund – Series I
Invesco V.I. Technology Fund – Series I
Invesco V.I. Diversified Dividend Fund – Series I
Invesco V.I. Diversified Dividend Fund – Series I
Invesco V.I. Diversified Dividend Fund – Series I
Alger Balanced-Class I-2
Alger Balanced-Class I-2
Alger Balanced-Class I-2
Alger Large Cap Growth- Class I-2
Alger Large Cap Growth- Class I-2
Alger Large Cap Growth- Class I-2
Alger Mid Cap Growth-Class I-2
Alger Mid Cap Growth-Class I-2
Alger Mid Cap Growth-Class I-2
Alger Growth & Income-Class I-2
Alger Growth & Income-Class I-2
Alger Growth & Income-Class I-2

Subaccounts	Statement of operations	Statements of changes in policy owners’ equity

BNY Mellon Variable Investment Fund, Appreciation Portfolio-Initial Shares	For the year ended December 31, 2021	For the year ended December 31, 2021
BNY Mellon Variable Investment Fund, Appreciation Portfolio-Initial Shares
BNY Mellon Variable Investment Fund, Appreciation Portfolio-Initial Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares
BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio - Initial Shares
BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio – Initial Shares
BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio – Initial Shares
BNY Mellon Stock Index Fund, Inc. – Initial Shares
BNY Mellon Stock Index Fund, Inc. – Initial Shares
BNY Mellon Stock Index Fund, Inc. – Initial Shares
DWS Capital Growth VIP – A
DWS Capital Growth VIP – A
DWS Capital Growth VIP – A
DWS Core Equity VIP – A
DWS Core Equity VIP – A
DWS Core Equity VIP – A
DWS CROCI International VIP – A
DWS CROCI International VIP – A
DWS CROCI International VIP – A
DWS Small Cap Index VIP – A
DWS Small Cap Index VIP – A
DWS Small Cap Index VIP – A
DWS Bond VIP – A
DWS Bond VIP – A
DWS Bond VIP – A
DWS Global Income Builder VIP – A
DWS Global Income Builder VIP – A
DWS Global Income Builder VIP – A
DWS Government & Agency Securities VIP – A
DWS Government & Agency Securities VIP – A
DWS Government & Agency Securities VIP – A

Subaccounts	Statement of operations	Statements of changes in policy owners’ equity

DWS Government Money Market VIP – A DWS Government Money Market VIP – A	For the year ended December 31, 2021	For the year ended December 31, 2021
DWS Government Money Market VIP – A
DWS Small Mid Cap Growth VIP – A
DWS Small Mid Cap Growth VIP – A
DWS Small Mid Cap Growth VIP – A
Fidelity VIP Equity Income
Fidelity VIP Equity Income
Fidelity VIP Equity Income
Fidelity VIP Growth
Fidelity VIP Growth
Fidelity VIP Growth
Fidelity VIP High Income
Fidelity VIP High Income
Fidelity VIP High Income
Fidelity VIP Overseas
Fidelity VIP Overseas
Fidelity VIP Overseas
FTVIP Templeton Developing Markets Fund – CL 2
FTVIP Templeton Developing Markets Fund – CL 2
FTVIP Templeton Developing Markets Fund – CL 2
FTVIP Templeton Foreign Fund – CL 2
FTVIP Templeton Foreign Fund – CL 2
FTVIP Templeton Foreign Fund – CL 2
FTVIP Templeton Global Bond Fund – CL 2
FTVIP Templeton Global Bond Fund – CL 2
FTVIP Templeton Global Bond Fund – CL 2
Janus Henderson Research Portfolio – Institutional Shares
Janus Henderson Research Portfolio – Institutional Shares
Janus Henderson Research Portfolio – Institutional Shares
Janus Henderson Enterprise Portfolio – Institutional Shares
Janus Henderson Enterprise Portfolio – Institutional Shares
Janus Henderson Enterprise Portfolio – Institutional Shares
Janus Henderson Global Research Portfolio – Institutional Shares
Janus Henderson Global Research Portfolio – Institutional Shares
Janus Henderson Global Research Portfolio – Institutional Shares
Janus Henderson Balanced Portfolio – Institutional Shares
Janus Henderson Balanced Portfolio – Institutional Shares

Subaccounts	Statement of operations	Statements of changes in policy owners’ equity

Janus Henderson Balanced Portfolio – Institutional Shares	For the year ended December 31, 2021	For the year ended December 31, 2021
Janus Henderson Flexible Bond Portfolio – Institutional Shares
Janus Henderson Flexible Bond Portfolio – Institutional Shares
Janus Henderson Flexible Bond Portfolio – Institutional Shares
Janus Henderson Overseas Portfolio – Institutional Shares
Janus Henderson Overseas Portfolio – Institutional Shares
Janus Henderson Overseas Portfolio – Institutional Shares
Invesco V.I. Mid Cap Growth Fund – Series I
Invesco V.I. Mid Cap Growth Fund – Series I
Invesco V.I. Mid Cap Growth Fund – Series I
American Century VP Value
American Century VP Value
American Century VP Value
American Century VP Income and Growth
American Century VP Income and Growth
American Century VP Income and Growth
American Century VP International
American Century VP International
American Century VP International
American Century VP Ultra
American Century VP Ultra
American Century VP Ultra
DWS Capital Growth VIP – A
DWS Global Income Builder VIP – A
DWS Government & Agency Securities VIP – A
DWS High Income VIP – A
DWS Government Money Market VIP – A
DWS Core Equity VIP – A
DWS CROCI International VIP – A
DWS Bond VIP – A
DWS Government & Agency Securities VIP – A
DWS High Income VIP – A
DWS CROCI US VIP – A
DWS Government Money Market VIP – A
DWS Small Mid Cap Growth VIP – A
FTVIP Templeton Developing Markets Fund – CL 2
Janus Henderson Forty Portfolio – Institutional Shares
PIMCO PVIT International Bond (U.S. Dollar-Hedged) – Admin
PIMCO PVIT Low Duration Portfolio – Admin

Subaccounts	Statement of operations	Statements of changes in policy owners’ equity

Invesco V.I. Managed Volatility – Series I	For the year ended	For the year ended
Alger Capital Appreciation- Class I-2	December 31, 2021	December 31, 2021
Alger Balanced-Class I-2
BNY Mellon Investment Portfolios, MidCap Stock Portfolio – Initial Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares
DWS Capital Growth VIP – A
DWS Equity 500 Index VIP – A
DWS Global Small Cap VIP – A
DWS Core Equity VIP – A
DWS CROCI International VIP – A
DWS Bond VIP – A
DWS Global Income Builder VIP – A
DWS Small Mid Cap Value VIP – A
DWS International Growth VIP – A
DWS Government & Agency Securities VIP – A
DWS High Income VIP – A
DWS Global Equity VIP – A
DWS CROCI US VIP – A
DWS Government Money Market VIP – A
DWS Government Money Market VIP – A
DWS Small Mid Cap Growth VIP – A
DWS Multisector Income VIP – A

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Zurich American Life Insurance Company and the Policy Owners of ZALICO Variable Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets, liabilities and policy owners’ equity of each of the subaccounts of ZALICO Variable Separate Account indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in policy owners’ equity for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ZALICO Variable Separate Account as of December 31, 2020, and the results of each of their operations and the changes in each of their policy owners’ equity for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Alger Balanced (1)	DWS CROCI® U.S.VIP (1)
Alger Capital Appreciation (1)	DWS Equity 500 Index VIP (1)
Alger Growth & Income (1)	DWS Global Equity VIP (1)
Alger Large Cap Growth (1)	DWS Global Income Builder VIP (1)
Alger Mid Cap Growth (1)	DWS Global Small Cap VIP (1)
American Century VP Disciplined Core Value (1)	DWS Government & Agency Securities VIP (4)
American Century VP International (1)	DWS Government Money Market VIP (1)
American Century VP Ultra (1)	DWS High Income VIP (1)
American Century VP Value (1)	DWS International Growth VIP (1)
AST BlackRock/Loomis Sayles Bond (1)	Fidelity VIP Contrafund (1)
AST BlackRock Low Duration Bond (1)	Fidelity VIP Equity Income (1)
AST Goldman Sachs Mid-Cap Growth (1)	Fidelity VIP Growth (1)
AST Hotchkis Wiley Large-Cap Value (1)	Fidelity VIP Growth Opportunities (1)
AST International Growth (1)	Fidelity VIP High Income (1)
AST Loomis Sayles Large-Cap Growth (1)	Fidelity VIP Index 500 (1)
AST Small Cap Growth (1)	Fidelity VIP Overseas (1)
AST T. Rowe Price Asset Allocation (1)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth (2)
AST T. Rowe Price Large-Cap Value (1)	Invesco V.I. Diversified Dividend (1)
BNY Mellon I.P. Mid Cap Stock (1)	Invesco V.I. Managed Volatility (1)
BNY Mellon Stock Index Fund (1)	Invesco V.I. Mid Cap Growth (4)
BNY Mellon Sustainable U.S. Equity (1)	Invesco V.I. Technology (1)
BNY Mellon VIF Appreciation (1)	Janus Henderson Balanced (1)
BNY Mellon VIF Opportunistic Small Cap (1)	Janus Henderson Enterprise (1)
DWS Multisector Income VIP (3)	Janus Henderson Flexible Bond (1)
DWS Small Cap Index VIP (1)	Janus Henderson Forty (1)
DWS Small Mid Cap Growth VIP (1)	Janus Henderson Global Research (1)
DWS Small Mid Cap Value VIP (1)	Janus Henderson Overseas (1)
DWS Bond VIP (1)	Janus Henderson Research (1)
DWS Capital Growth VIP (1)	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (1)
DWS Core Equity VIP ‘A’ (1)	PIMCO Low Duration (1)
DWS Core Equity VIP ‘B’ (1)	Templeton Developing Markets (1)
DWS CROCI® International VIP ‘A’ (1)	Templeton Foreign (1)
DWS CROCI® International VIP ‘B’ (1)	Templeton Global Bond (1)

(1)	Statement of operations for the year ended December 31, 2020 and statement of changes in policy owners’ equity for the years ended December 31, 2020 and 2019
(2)	Statement of operations and statement of changes in policy owners’ equity for the period April 30, 2020 (commencement of operations) through December 31, 2020
(3)

Statement of operations and statement of changes in policy owners’ equity for the period January 1, 2020 to February 27, 2020 (date of liquidation) and statement of changes in policy owners’ equity for the year ended December 31, 2019

(4)

Statement of operations and statement of changes in policy owners’ equity for the period January 1, 2020 to April 30, 2020 (date of liquidation) and statement of changes in policy owners’ equity for the year ended December 31, 2019

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298 2000; F: (312) 298 2001, www.pwc.com/us

Basis for Opinions

These financial statements are the responsibility of the Zurich American Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ZALICO Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ZALICO Variable Separate Account in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 23, 2021

We have served as the auditor of one or more of the subaccounts of ZALICO Variable Separate Account since 1997.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity

December 31, 2021

	The Alger Fund					American Century Variable Porfolios, Inc.
	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger Large Cap Growth	Alger Mid Cap Growth	American Century VP Disciplined Core Value	American Century VP International	American Century VP Ultra	American Century VP Value
ASSETS
Investments in underlying portfolio funds, at current fair value	$612,765	$733,832	$1,037,956	$1,157,568	$1,980,392	$100,909	$47,038	$167,090	$372,199
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	612,765	733,832	1,037,956	1,157,568	1,980,392	100,909	47,038	167,090	372,199

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$612,765	$733,832	$1,037,956	$1,157,568	$1,980,392	$100,909	$47,038	$167,090	$372,199

Units Outstanding	20,018	11,295	20,071	17,051	34,109	2,405	1,615	2,010	10,233

Shares Owned in each Portfolio	31,280	7,779	35,149	14,277	89,287	9,413	3,165	5,325	27,227

Fair Value per Share	$19.59	$94.33	$29.53	$81.08	$22.18	$10.72	$14.86	$31.38	$13.67

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2021

	American Skandia Trust
	AST BlackRock Low Duration Bond	AST BlackRock/Loomis Sayles Bond	AST Mid- Cap Growth	AST Hotchkis Wiley Large- Cap Value	AST International Growth	AST Loomis Sayles Large- Cap Growth	AST Small Cap Growth	AST T.Rowe Price Asset Allocation	AST T. Rowe Price Large- Cap Value
ASSETS
Investments in underlying portfolio funds, at current fair value	$161,126	$363,123	$3,260,052	$1,404,850	$748,847	$14,416,016	$415,157	$1,323,538	$1,908,583
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	161,126	363,123	3,260,052	1,404,850	748,847	14,416,016	415,157	1,323,538	1,908,583

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$161,126	$363,123	$3,260,052	$1,404,850	$748,847	$14,416,016	$415,157	$1,323,538	$1,908,583

Units Outstanding	7,969	11,748	31,089	22,534	22,663	102,258	4,601	20,811	139,605

Shares Owned in each Portfolio	13,962	23,114	186,395	32,778	24,690	144,899	5,045	31,223	86,479

Fair Value per Share	$11.54	$15.71	$17.49	$42.86	$30.33	$99.49	$82.29	$42.39	$22.07

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2021

	BNY Mellon Investment Porfolios	BNY Mellon Stock Index Fund	The BNY Mellon Sustainable Fund	BNY Mellon Variable Investment Fund		Deutsche Asset & Wealth Management
	BNY Mellon I.P. MidCap Stock	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity	BNY Mellon VIF Appreciation	BNY Mellon VIF Opportunistic Small Cap	DWS Bond VIP	DWS Capital Growth VIP	DWS Core Equity VIP ‘A’	DWS Core Equity VIP ‘B’
ASSETS
Investments in underlying portfolio funds, at current fair value	$131,326	$937,574	$212,895	$282,704	$953,969	$—	$7,805,768	$1,932,187	$247,934
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	131,326	937,574	212,895	282,704	953,969	—	7,805,768	1,932,187	247,934

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$131,326	$937,574	$212,895	$282,704	$953,969	$—	$7,805,768	$1,932,187	$247,934

Units Outstanding	2,625	17,175	4,856	5,554	23,315	—	129,101	40,150	5,641

Shares Owned in each Portfolio	5,302	12,050	3,666	5,263	16,513	—	158,945	133,071	17,111

Fair Value per Share	$24.77	$77.81	$58.08	$53.72	$57.77	$—	$49.11	$14.52	$14.49

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2021

	Deutsche Asset & Wealth Management
	DWS CROCI® International VIP ‘A’	DWS CROCI® International VIP ‘B’	DWS CROCI® U.S. VIP	DWS Equity 500 Index VIP	DWS Global Equity VIP	DWS Global Income Builder VIP	DWS Global Small Cap VIP	DWS Government Money Market VIP	DWS High Income VIP
ASSETS
Investments in underlying portfolio funds, at current fair value	$277,836	$296,007	$2,212,359	$902,675	$—	$1,488,404	$334,987	$2,871,067	$710,707
Dividends and other receivables	—	—	—	—	—	—	—	27	—

Total assets	277,836	296,007	2,212,359	902,675	—	1,488,404	334,987	2,871,094	710,707

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$277,836	$296,007	$2,212,359	$902,675	$—	$1,488,404	$334,987	$2,871,094	$710,707

Units Outstanding	16,334	15,400	292,037	20,123	—	143,038	8,323	1,276,574	97,227

Shares Owned in each Portfolio	35,989	38,244	137,842	29,870	—	55,579	24,577	2,871,067	115,001

Fair Value per Share	$7.72	$7.74	$16.05	$30.22	$—	$26.78	$13.63	$1.00	$6.18

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2021

	Deutsche Asset & Wealth Management				Fidelity Variable Insurance Products Fund
	DWS International Growth VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
ASSETS
Investments in underlying portfolio funds, at current fair value	$5,226	$167,609	$5,107,053	$91,391	$4,458,371	$1,332,549	$1,540,453	$2,340,202	$161,835
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	5,226	167,609	5,107,053	91,391	4,458,371	1,332,549	1,540,453	2,340,202	161,835

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$5,226	$167,609	$5,107,053	$91,391	$4,458,371	$1,332,549	$1,540,453	$2,340,202	$161,835

Units Outstanding	153	4,018	639,888	1,343	25,775	23,853	20,486	16,930	6,685

Shares Owned in each Portfolio	278	8,997	270,644	5,908	82,031	50,958	15,039	29,529	30,826

Fair Value per Share	$18.80	$18.63	$18.87	$15.47	$54.35	$26.15	$102.43	$79.25	$5.25

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2021

	Fidelity Variable Insurance Products Fund		Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds
	Fidelity VIP Index 500	Fidelity VIP Overseas	Templeton Developing Markets	Templeton Foreign	Templeton Global Bond	Invesco V.l. Discovery Mid Cap Growth	Invesco V.l. Diversified Dividend	Invesco V.l. Equity and Income	Invesco V.l. Managed Volatility
ASSETS
Investments in underlying portfolio funds, at current fair value	$3,837,808	$101,251	$164,649	$60,569	$42,509	$105,048	$100,448	$164	$—
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	3,837,808	101,251	164,649	60,569	42,509	105,048	100,448	164	—

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$3,837,808	$101,251	$164,649	$60,569	$42,509	$105,048	$100,448	$164	$—

Units Outstanding	5,765	3,615	7,849	3,658	2,877	5,989	3,684	16	—

Shares Owned in each Portfolio	8,196	3,458	15,431	4,457	3,238	916	3,368	8	—

Fair Value per Share	$468.25	$29.28	$10.67	$13.59	$13.13	$114.68	$29.82	$20.50	$—

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Policy Owners’ Equity (continued)

December 31, 2021

	Invesco Variable Insurance Funds	Janus Henderson Series							PIMCO Variable Insurance Trust
	Invesco V.l. Technology	Janus Henderson Balanced	Janus Henderson Enterprise	Janus Henderson Flexible Bond	Janus Henderson Forty	Janus Henderson Global Research	Janus Henderson Overseas	Janus Henderson Research	PIMCO International Bond Portfolio (U.S. Dollar- Hedged)	PIMCO Low Duration
ASSETS
Investments in underlying portfolio funds, at current fair value	$288,474	$2,393,991	$1,782,962	$104,807	$3,374,577	$1,172,340	$672,168	$1,764,901	$78,779	$53,712
Dividends and other receivables	—	—	—	—	—	—	—	—	—	—

Total assets	288,474	2,393,991	1,782,962	104,807	3,374,577	1,172,340	672,168	1,764,901	78,779	53,712

LIABILITIES AND POLICY OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—	—

Policy owners’ equity	$288,474	$2,393,991	$1,782,962	$104,807	$3,374,577	$1,172,340	$672,168	$1,764,901	$78,779	$53,712

Units Outstanding	3,941	60,525	25,939	5,662	18,491	29,558	30,010	28,917	3,196	3,150

Shares Owned in each Portfolio	7,575	47,670	17,739	8,698	54,649	16,447	15,665	31,343	7,328	5,250

Fair Value per Share	$38.08	$50.22	$100.51	$12.05	$61.75	$71.28	$42.91	$56.31	$10.75	$10.23

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2021

	The Alger Fund					American Century Variable Porfolios, Inc.
	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger Large Cap Growth	Alger Mid Cap Growth	American Century VP Disciplined Core Value	American Century VP International	American Century VP Ultra	American Century VP Value
	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021
REVENUE
Dividend income	$4,796	$—	$10,817	$—	$—	$1,036	$72	$—	$6,365
EXPENSES
Administration, mortality and expense risk charges	3,005	6,192	3,515	4,408	7,582	383	185	570	1,408

Net investment income (loss)	1,791	(6,192)	7,302	(4,408)	(7,582)	653	(113)	(570)	4,957

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	27,304	7,270	101,605	108,520	373,977	1,060	759	6,791	50,543
Capital gain distributions	16,803	151,847	69,844	257,340	699,033	13,691	1,280	9,273	—

Net realized gain (loss) on investments	44,107	159,117	171,449	365,860	1,073,010	14,751	2,039	16,064	50,543
Change in unrealized appreciation (depreciation) on investments	49,859	(40,308)	75,985	(235,612)	(980,327)	38,96	1,708	13,519	20,731

Net realized and unrealized gain (loss) on investments	93,966	118,809	247,434	130,248	92,683	18,647	3,747	29,583	71,274

Net increase (decrease) in policy owners’ equity resulting from operations	$95,757	$112,617	$254,736	$125,840	$85,101	$19,300	$3,634	$29,013	$76,231

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2021

	American Skandia Trust
	AST BlackRock Low Duration Bond	AST BlackRock/ Loomis Sayles Bond	AST Mid- Cap Growth	AST Hotchkis Wiley Large- Cap Value	AST International Growth	AST Loomis Sayles Large- Cap Growth	AST Small Cap Growth	AST T.Rowe Price Asset Allocation	AST T. Rowe Price Large- Cap Value
	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021
REVENUE
Dividend income	$—	$—	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Administration, mortality and expense risk charges	1,538	3,355	28,509	12,118	6,808	124,646	3,854	11,379	16,230

Net investment income (loss)	(1,538)	(3,355)	(28,509)	(12,118)	(6,808)	(124,646)	(3,854)	(11,379)	(16,230)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	2,539	10,554	173,288	50,724	88,452	642,525	46,377	26,700	29,982
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	2,539	10,554	173,288	50,724	88,452	642,525	46,377	26,700	29,982
Change in unrealized appreciation (depreciation) on investments	(3,517)	(15,015)	135,986	277,564	420	1,670,569	(28,483)	120,383	372,299

Net realized and unrealized gain (loss) on investments	(978)	(4,461)	309,274	328,388	88,872	2,313,094	17,894	147,083	402,281

Net increase (decrease) in policy owners’ equity resulting from operations	$(2,516)	$(7,816)	$280,765	$316,270	$82,064	$2,188,448	$14,040	$135,704	$386,051

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2021

	BNY Mellon Investment Porfolios	BNY Mellon Stock Index Fund	The BNY Mellon Sustainable Fund	BNY Mellon Variable Investment Fund		Deutsche Asset & Wealth Management
	BNY Mellon I.P. MidCap Stock	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity	BNY Mellon VIF Appreciation	BNY Mellon VIF Opportunistic Small Cap	DWS Bond VIP	DWS Capital Growth VIP	DWS Core Equity VIP ‘A’	DWS Core Equity VIP ‘B’
	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 10/28/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021
REVENUE
Dividend income	$750	$9,640	$1,444	$1,124	$1,022	$6,391	$15,080	$13,529	$1,018
EXPENSES
Administration, mortality and expense risk charges	1,101	3,246	1,101	971	3,393	1,898	63,588	13,782	2,041

Net investment income (loss)	(351)	6,394	343	153	(2,371)	4,493	(48,508)	(253)	(1,023)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	232	56,099	2,677	3,686	145,663	15,005	211,367	66,780	3,258
Capital gain distributions	759	36,155	4,245	23,650	—	—	377,808	78,467	10,118

Net realized gain (loss) on investments	991	92,254	6,922	27,336	145,663	15,005	589,175	145,247	13,376
Change in unrealized appreciation (depreciation) on investments	25,514	106,651	37,545	33,198	(6,232)	(21,841)	866,891	241,183	35,828

Net realized and unrealized gain (loss) on investments	26,505	198,905	44,467	60,534	139,431	(6,836)	1,456,066	386,430	49,204

Net increase (decrease) in policy owners’ equity resulting from operations	$26,154	$205,299	$44,810	$60,687	$137,060	$(2,343)	$1,407,558	$386,177	$48,181

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2021

	Deutsche Asset & Wealth Management
	DWS CROCI® International VIP ‘A’	DWS CROCI® International VIP ‘B’	DWS CROCl® U.S. VIP	DWS Equity 500 Index VIP	DWS Global Equity VIP	DWS Global Income Builder VIP	DWS Global Small Cap VIP	DWS Government Money Market VIP	DWS High Income VIP
	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 10/28/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021
REVENUE
Dividend income	$6,714	$6,265	$38,604	$11,894	$4,325	$36,174	$1,167	$206	$31,894
EXPENSES
Administration, mortality and expense risk charges	1,977	2,602	18,034	7,317	5,583	13,218	2,987	15,640	6,232

Net investment income (loss)	4,737	3,663	20,570	4,577	(1,258)	22,956	(1,820)	(15,434)	25,662

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	(2,522)	(3)	8,818	13,981	373,234	46,608	(4,221)	—	(1,233)
Capital gain distributions	—	—	—	34,878	31,468	21,878	—	—	—

Net realized gain (loss) on investments	(2,522)	(3)	8,818	48,859	404,702	68,486	(4,221)	—	(1,233)
Change in unrealized appreciation (depreciation) on investments	19,706	18,190	423,834	142,527	(297,918)	53,528	51,782	—	(3,350)

Net realized and unrealized gain (loss) on investments	17,184	18,187	432,652	191,386	106,784	122,014	47,561	—	(4,583)

Net increase (decrease) in policy owners’ equity resulting from operations	$21,921	$21,850	$453,222	$195,963	$105,526	$144,970	$45,741	$(15,434)	$21,079

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2021

	Deutsche Asset & Wealth Management				Fidelity Variable Insurance Products Fund
	DWS International Growth VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021
REVENUE
Dividend income	$29	$1,424	$1,885	$1,054	$2,628	$23,969	$—	$—	$8,464
EXPENSES
Administration, mortality and expense risk charges	73	646	41,424	765	36,647	7,954	5,386	21,256	763

Net investment income (loss)	(44)	778	(39,539)	289	(34,019)	16,015	(5,386)	(21,256)	7,701

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	1,967	10,647	191,983	653	239,020	41,752	168,270	213,225	(5,421)
Capital gain distributions	97	9,897	244,728	—	518,169	140,487	293,767	216,430	—

Net realized gain (loss) on investments	2,064	20,544	436,711	653	757,189	182,239	462,037	429,655	(5,421)
Change in unrealized appreciation (depreciation) on investments	(1,366)	141	204,776	19,867	236,687	71,039	(166,283)	(168,256)	3,695

Net realized and unrealized gain (loss) on investments	698	20,685	641,487	20,520	993,876	253,278	295,754	261,399	(1,726)

Net increase (decrease) in policy owners’ equity resulting from operations	$654	$21,463	$601,948	$20,809	$959,857	$269,293	$290,368	$240,143	$5,975

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2021

	Fidelity Variable Insurance Products Fund		Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds
	Fidelity VIP Index 500	Fidelity VIP Overseas	Templeton Developing Markets	Templeton Foreign	Templeton Global Bond	Invesco V.l. Discovery Mid Cap Growth	Invesco V.l. Diversified Dividend	Invesco V.l. Equity and Income	Invesco V.I. Managed Volatility
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	4/30/2021	1/1/2021
	to	to	to	to	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	4/30/2021
REVENUE
Dividend income	$44,319	$503	$1,487	$1,117	$—	$—	$2,080	$3	$3
EXPENSES
Administration, mortality and expense risk charges	31,594	354	1,050	225	171	423	394	—	—

Net investment income (loss)	12,725	149	437	892	(171)	(423)	1,686	3	3

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	252,949	14,841	2,202	542	(402)	6,125	4,534	—	8
Capital gain distributions	26,054	7,080	3,407	—	—	10,759	376	2	—

Net realized gain (loss) on investments	279,003	21,921	5,609	542	(402)	16,884	4,910	2	8
Change in unrealized appreciation (depreciation) on investments	560,476	(5,389)	(16,882)	749	(1,761)	1,150	9,772	4	1

Net realized and unrealized gain (loss) on investments	839,479	16,532	(11,273)	1,291	(2,163)	18,034	14,682	6	9

Net increase (decrease) in policy owners’ equity resulting from operations	$852,204	$16,681	$(10,836)	$2,183	$(2,334)	$17,611	$16,368	$9	$12

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Operations (continued)

For the year ended December 31, 2021

	Invesco Variable Insurance Funds	Janus Henderson Series							PIMCO Variable Insurance Trust
	Invesco V.l. Technology	Janus Henderson Balanced	Janus Henderson Enterprise	Janus Henderson Flexible Bond	Janus Henderson Forty	Janus Henderson Global Research	Janus Henderson Overseas	Janus Henderson Research	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO Low Duration
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021
REVENUE
Dividend income	$—	$20,060	$5,455	$2,092	$—	$5,814	$7,671	$1,689	$1,249	$277
EXPENSES
Administration, mortality and expense risk charges	1,158	8,597	6,097	401	28,718	4,142	2,493	6,519	707	472

Net investment income (loss)	(1,158)	11,463	(642)	1,691	(28,718)	1,672	5,178	(4,830)	542	(195)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investment shares	26,051	51,207	217,250	150	106,317	116,475	14,170	136,678	301	(43)
Capital gain distributions	26,319	17,090	143,952	2,690	370,226	51,633	—	84,865	692	—

Net realized gain (loss) on investments	52,370	68,297	361,202	2,840	476,543	168,108	14,170	221,543	993	(43)
Change in unrealized appreciation (depreciation) on investments	(13,171)	260,986	(96,852)	(5,739)	173,138	7,864	64,601	92,498	(3,801)	(733)

Net realized and unrealized gain (loss) on investments	39,199	329,283	264,350	(2,899)	649,681	175,972	78,771	314,041	(2,808)	(776)

Net increase (decrease) in policy owners’ equity resulting from operations	$38,041	$340,746	$263,708	$(1,208)	$620,963	$177,644	$83,949	$309,211	$(2,266)	$(971)

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity

For the year ended December 31, 2021

	The Alger Fund					American Century Variable Porfolios, Inc.
	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger Large Cap Growth	Alger Mid Cap Growth	American Century VP Income & Growth	American Century VP International	American Century VP Ultra	American Century VP Value
	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021
OPERATIONS
Net investment income (loss)	$1,791	$(6,192)	$7,302	$(4,408)	$(7,582)	$653	$(113)	$(570)	$4,957
Net realized gain (loss) on investments	44,107	159,117	171,449	365,860	1,073,010	14,751	2,039	16,064	50,543
Change in unrealized appreciation (depreciation) of investments	49,859	(40,308)	75,985	(235,612)	(980,327)	3,896	1,708	13,519	20,731

Net increase (decrease) in policy owners’ equity resulting from operations	95,757	112,617	254,736	125,840	85,101	19,300	3,634	29,013	76,231

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	12,472	—	23,669	23,778	44,433	4,897	567	1,980	13,669
Net transfer (to) from affiliate and subaccounts	22,681	(12)	(6,811)	(41,919)	(29,607)	(931)	(654)	8,414	(8,252)
Payments for redemptions	(2,224)	—	(37,098)	(37,463)	(97,972)	—	—	(640)	(21,807)
Cost of insurance	(13,959)	(3,504)	(28,386)	(30,386)	(64,356)	(5,915)	(971)	(1,309)	(14,119)

Net increase (decrease) from policy owners’ equity transactions	18,970	(3,516)	(48,626)	(85,990)	(147,502)	(1,949)	(1,058)	8,445	(30,509)

Total increase (decrease) in policy owners’ equity	114,727	109,101	206,110	39,850	(62,401)	17,351	2,576	37,458	45,722
POLICY OWNERS’ EQUITY
Beginning of period	498,038	624,732	831,846	1,117,718	2,042,793	83,558	44,462	129,632	326,477

End of period	$612,765	$733,833	$1,037,956	$1,157,568	$1,980,392	$100,909	$47,038	$167,090	$372,199

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2021

	American Skandia Trust
	AST Black Rock Low Duration Bond	AST BlackRock/ Loomis Sayles Bond	AST Mid- Cap Growth	AST Hotchkis Wiley Large- Cap Value	AST International Growth	AST Loomis Sayles Large- Cap Growth	AST Small Cap Growth	AST T.Rowe Price Asset Allocation	AST T. Rowe Price Large- Cap Value
	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021
OPERATIONS
Net investment income (loss)	$(1,538)	$(3,355)	$(28,509)	$(12,118)	$(6,808)	$(124,646)	$(3,854)	$(11,379)	$(16,230)
Net realized gain (loss) on investments	2,539	10,554	173,288	50,724	88,452	642,525	46,377	26,700	29,982
Change in unrealized appreciation (depreciation) of investments	(3,517)	(15,015)	135,986	277,664	420	1,670,569	(28,483)	120,383	372,299

Net increase (decrease) in policy owners’ equity resulting from operations	(2,516)	(7,816)	280,765	316,270	82,064	2,188,448	14,040	135,704	386,051

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	15,476	20,774	100,528	47,470	28,254	363,094	7,011	41,953	66,943
Net transfer (to) from affiliate and subaccounts	(3,616)	7,884	5,544	(22,652)	(5,136)	(32,423)	25,227	20,835	(4,215)
Payments for redemptions	(4,610)	(19,117)	(124,764)	(22,843)	(75,013)	(374,164)	(34,075)	(13,946)	(56,483)
Cost of insurance	(6,411)	(19,002)	(98,762)	(39,427)	(17,496)	(396,032)	(12,703)	(36,489)	(52,427)

Net increase (decrease) from policy owners’ equity transactions	839	(9,461)	(117,454)	(37,452)	(69,391)	(439,525)	(14,540)	12,353	(46,182)

Total increase (decrease) in policy owners’ equity	(1,677)	(17,277)	163,311	278,818	12,673	1,748,923	(500)	148,057	339,869
POLICY OWNERS’ EQUITY
Beginning of period	162,803	380,400	3,096,741	1,126,032	736,174	12,667,093	415,657	1,175,481	1,568,714

End of period	$161,126	$363,123	$3,260,052	$1,404,850	$748,847	$14,416,016	$415,157	$1,323,538	$1,908,583

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2021

	BNY Mellon Investment Porfolios	BNY Mellon Stock Index Fund	The BNY Mellon Sustainable Fund	BNY Mellon Variable Investment Fund		Deutsche Asset & Wealth Management
	BNY Mellon I.P. MidCap Stock	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity	BNY Mellon VIF Appreciation	BNY Mellon VIF Opportunistic Small Cap	DWS Bond VIP	DWS Capital Growth VIP	DWS Core Equity VIP ‘A’	DWS Core Equity VIP ‘B’
	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 10/28/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021
OPERATIONS
Net investment income (loss)	$(351)	$6,394	$343	$153	$(2,371)	$4,493	$(48,508)	$(253)	$(1,023)
Net realized gain (loss) on investments	991	92,254	6,922	27,336	145,663	15,005	589,175	145,247	13,376
Change in unrealized appreciation (depreciation) of investments	25,514	106,651	37,545	33,198	(6,232)	(21,841)	866,891	241,183	35,828

Net increase (decrease) in policy owners’ equity resulting from operations	26,154	205,299	44,810	60,687	137,060	(2,343)	1,407,558	386,177	48,181

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	13,964	3,650	7,854	22,062	6,406	63,431	52,561	5,309
Net transfer (to) from affiliate and subaccounts	—	1,586	(655)	(3,702)	(25,322)	(285,236)	(79,164)	(82,026)	769
Payments for redemptions	—	(446)	(1,023)	—	(19,067)	(7,090)	(69,259)	(10,883)	—
Cost of insurance	(623)	(17,009)	(3,732)	(7,485)	(27,362)	(9,132)	(100,050)	(67,528)	(8,156)

Net increase (decrease) from policy owners’ equity transactions	(623)	(1,905)	(1,760)	(3,333)	(49,689)	(295,052)	(185,042)	(107,876)	(2,078)

Total increase (decrease) in policy owners’ equity	25,531	203,394	43,050	57,354	87,371	(297,395)	1,222,516	278,301	46,103
POLICY OWNERS’ EQUITY
Beginning of period	105,795	734,180	169,845	225,350	866,598	297,395	6,583,252	1,653,886	201,831

End of period	$131,326	$937,574	$212,895	$282,704	$953,969	$—	$7,805,768	$1,932,187	$247,934

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2021

	Deutsche Asset & Wealth Management
	DWS CROCI® International VIP ‘A’	DWS CROCI® International VIP ‘B’	DWS CROCI® U.S. VIP	DWS Equity 500 Index VIP	DWS Global Equity VIP	DWS Global Income Builder VIP	DWS Global Small Cap VIP	DWS Government Money Market VIP	DWS High Income VIP
	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 10/28/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021
OPERATIONS
Net investment income (loss)	$4,737	$3,663	$20,570	$4,577	$(1258)	$22,956	$(1,820)	$(15,434)	$25,662
Net realized gain (loss) on investments	(2,522)	(3)	8,818	48,859	404,702	68,486	(4,221)	—	(1,233)
Change in unrealized appreciation (depreciation) of investments	19,706	18,190	423,834	142,527	(297,918)	53,528	51,782	—	(3,350)

Net increase (decrease) in policy owners’ equity resulting from operations	21,921	21,850	453,222	195,963	105,526	144,970	45,741	(15,434)	21,079

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	10,852	12,065	34,089	—	15,463	17,380	—	119,956	13,452
Net transfer (to) from affiliate and subaccounts	(4,140)	1,971	1,442	(161)	(803,064)	(89,763)	(54,476)	1,086,503	15,686
Payments for redemptions	(2,259)	(4,016)	(16,214)	(20,550)	(6,291)	(35,748)	(3,714)	(186,506)	(4,621)
Cost of insurance	(10,483)	(6,426)	(39,863)	(3,965)	(11,738)	(19,592)	(1,631)	(110,332)	(14,329)

Net increase (decrease) from policy owners’ equity transactions	(6,030)	3,594	(20,546)	(24,676)	(805,630)	(127,723)	(59,821)	909,621	10,188

Total increase (decrease) in policy owners’ equity	15,891	25,444	432,676	171,287	(700,104)	17,247	(14,080)	894,187	31,267
POLICY OWNERS’ EQUITY
Beginning of period	261,945	270,563	1,779,683	731,388	700,104	1,471,157	349,067	1,976,907	679,440

End of period	$277,836	$296,007	$2,212,359	$902,675	$—	$1,488,404	$334,987	$2,871,094	$710,707

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2021

	Deutsche Asset & Wealth Management				Fidelity Variable Insurance Products Fund
	DWS International Growth VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021
OPERATIONS
Net investment income (loss)	$(44)	$778	$(39,539)	$289	$(34,019)	$16,015	$(5,386)	$(21,256)	$7,701
Net realized gain (loss) on investments	2,064	20,544	436,711	653	757,189	182,239	462,037	429,655	(5,421)
Change in unrealized appreciation (depreciation) of investments	(1,366)	141	204,776	19,867	236,687	71,039	(166,283)	(168,256)	3,695

Net increase (decrease) in policy owners’ equity resulting from operations	654	21,463	601,948	20,809	959,857	269,293	290,368	240,143	5,975

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	3,631	153,404	—	117,317	43,629	24,933	46,457	4,838
Net transfer (to) from affiliate and subaccounts	—	(6,341)	(186,995)	—	(56,237)	(27,155)	15,771	73,933	12,853
Payments for redemptions	(3,547)	(367)	(109,522)	—	(215,823)	(45,894)	(27,627)	(179,706)	(357)
Cost of insurance	(69)	(3,878)	(135,988)	(462)	(111,208)	(48,183)	(31,526)	(75,338)	(5,043)

Net increase (decrease) from policy owners’ equity transactions	(3,616)	(6,955)	(279,101)	(462)	(265,951)	(77,603)	(18,449)	(134,654)	12,291

Total increase (decrease) in policy owners’ equity	(2,962)	14,508	322,847	20,347	693,906	191,690	271,919	105,489	18,266
POLICY OWNERS’ EQUITY
Beginning of period	8,188	153,101	4,784,206	71,044	3,764,465	1,140,859	1,268,534	2,234,713	143,569

End of period	$5,226	$167,609	$5,107,053	$91,391	$4,458,371	$1,332,549	$1,540,453	$2,340,202	$161,835

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2021

	Fidelity Variable Insurance Products Fund		Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds
	Fidelity VIP Index 500	Fidelity VIP Overseas	Templeton Developing Markets	Templeton Foreign	Templeton Global Bond	Invesco V.l. Discovery Mid Cap Growth	Invesco V.l. Diversified Dividend	Invesco V.l. Equity and Income	Invesco V.l. Managed Volatility
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	4/30/2021	1/1/2021
	to	to	to	to	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	4/30/2021
OPERATIONS
Net investment income (loss)	$12,725	$149	$437	$892	$(171)	$(423)	$1,686	$3	$3
Net realized gain (loss) on investments	279,003	21,921	5,609	542	(402)	16,884	4,910	2	8
Change in unrealized appreciation (depreciation) of investments	560,476	(5,389)	(16,882)	749	(1,761)	1,150	9,772	4	1

Net increase (decrease) in policy owners’ equity resulting from operations	852,204	16,681	(10,836)	2,183	(2,334)	17,611	16,368	9	12

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	109,154	4,546	4,791	899	2,366	321	2,281	—	—
Net transfer (to) from affiliate and subaccounts	(10,636)	(838)	7,802	2,657	1,625	(206)	1,919	158	(160)
Payments for redemptions	(168,714)	(2,437)	—	—	—	(13,235)	(8,725)	—	—
Cost of insurance	(122,162)	(3,220)	(5,618)	(1,644)	(1,017)	(2,592)	(3,300)	(3)	—

Net increase (decrease) from policy owners’ equity transactions	(192,358)	(1,949)	6,975	1,912	2,974	(15,712)	(7,825)	155	(160)

Total increase (decrease) in policy owners’ equity	659,846	14,732	(3,861)	4,095	640	1,899	8,543	164	(148)
POLICY OWNERS’ EQUITY
Beginning of period	3,177,962	86,519	168,510	56,474	41,869	103,149	91,905	—	148

End of period	$3,837,808	$101,251	$164,649	$60,569	$42,509	$105,048	$100,448	$164	$—

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2021

	Invesco Variable Insurance Funds	Janus Henderson Series							PIMCO Variable Insurance Trust
	Invesco V.l. Technology	Janus Henderson Balanced	Janus Henderson Enterprise	Janus Henderson Flexible Bond	Janus Henderson Forty	Janus Henderson Global Research	Janus Henderson Overseas	Janus Henderson Research	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO Low Duration
	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021	1/1/2021
	to	to	to	to	to	to	to	to	to	to
	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021	12/31/2021
OPERATIONS
Net investment income (loss)	$(1,158)	$11,463	$(642)	$1,691	$(28,718)	$1,672	$5,178	$(4,830)	$542	$(195)
Net realized gain (loss) on investments	52,370	68,297	361,202	2,840	476,543	168,108	14,170	221,543	993	(43)
Change in unrealized appreciation (depreciation) of investments	(13,171)	260,986	(96,852)	(5,739)	173,138	7,864	64,601	92,498	(3,801)	(733)

Net increase (decrease) in policy owners’ equity resulting from operations	38,041	340,746	263,708	(1,208)	620,963	177,644	83,949	309,211	(2,266)	(971)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	6,450	25,495	27,083	5,893	94,960	27,903	15,496	30,756	3,863	2,813
Net transfer (to) from affiliate and subaccounts	1,012	51,278	(20,023)	10,033	(40,509)	(18,205)	(12,430)	(15,089)	2,729	8,835
Payments for redemptions	(35,062)	(2,314)	(87,345)	—	(82,195)	(20,654)	(38,302)	(104,293)	—	—
Cost of insurance	(6,864)	(33,236)	(47,946)	(6,711)	(156,759)	(33,384)	(15,902)	(44,075)	(5,216)	(3,883)

Net increase (decrease) from policy owners’ equity transactions	(34,464)	41,223	(128,231)	9,215	(184,503)	(44,340)	(51,138)	(132,701)	1,376	7,765

Total increase (decrease) in policy owners’ equity	3,577	381,969	135,477	8,007	436,460	133,304	32,811	176,510	(890)	6,794
POLICY OWNERS’ EQUITY
Beginning of period	284,897	2,012,022	1,647,485	96,800	2,938,117	1,039,036	639,357	1,588,391	79,669	46,918

End of period	$288,474	$2,393,991	$1,782,962	$104,807	$3,374,577	$1,172,340	$672,168	$1,764,901	$78,779	$53,712

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity

For the year ended December 31, 2020

	The Alger Fund					American Century Variable Porfolios, Inc.
	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger Large Cap Growth	Alger Mid Cap Growth	American Century VP Income & Growth	American Century VP International	American Century VP Ultra	American Century VP Value
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
OPERATIONS
Net investment income (loss)	$3,310	$(5,232)	$7,319	$(2,067)	$(6,088)	$1,155	$25	$(408)	$5,485
Net realized gain (loss) on investments	5,535	162,757	51,282	257,833	406,863	4,145	929	11,193	18,139
Change in unrealized appreciation (depreciation) of investments	33,875	46,919	47,411	234,498	419,766	2,758	8,217	31,848	(21,594)

Net increase (decrease) in policy owners’ equity resulting from operations	42,720	204,444	106,012	490,264	820,541	8,058	9,171	42,633	2,030

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	12,781	—	29,496	24,882	44,404	2,596	567	1,980	14,830
Net transfer (to) from affiliate and subaccounts	16,161	(102,779)	712	(100,562)	(79,192)	11,896	508	(2,361)	1,401
Payments for redemptions	(9,312)	—	(24,435)	(71,143)	(13,665)	(9,168)	—	—	(9,256)
Cost of insurance	(13,485)	(2,988)	(32,253)	(29,745)	(59,737)	(5,132)	(995)	(1,248)	(13,059)

Net increase (decrease) from policy owners’ equity transactions	6,145	(105,767)	(26,480)	(176,568)	(108,190)	192	80	(1,629)	(6,084)

Total increase (decrease) in policy owners’ equity	48,865	98,677	79,532	313,696	712,351	8,250	9,251	41,004	(4,054)
POLICY OWNERS’ EQUITY
Beginning of period	449,173	526,055	752,314	804,022	1,330,442	75,308	35,211	88,628	330,531

End of period	$498,038	$624,732	$831,846	$1,117,718	$2,042,793	$83,558	$44,462	$129,632	$326,477

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2020

	American Skandia Trust
	AST BlackRock Low Duration Bond	AST BlackRock/ Loomis Sayles Bond	AST Mid- Cap Growth	AST Hotchkis Wiley Large- Cap Value	AST International Growth	AST Loomis Sayles Large- Cap Growth	AST Small Cap Growth	AST T.Rowe Price Asset Allocation	AST T. Rowe Price Large- Cap Value
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
OPERATIONS
Net investment income (loss)	$(1,516)	$(3,379)	$(23,187)	$(8,489)	$(5,497)	$(99,707)	$(2,779)	$(9,755)	$(12,212)
Net realized gain (loss) on investments	2,776	17,953	106,318	22,627	39,149	640,216	19,537	55,342	(3,420)
Change in unrealized appreciation (depreciation) of investments	1,386	8,376	714,950	(25,965)	138,389	2,504,325	117,960	77,053	32,776

Net increase (decrease) in policy owners’ equity resulting from operations	2,646	22,950	798,081	(11,827)	172,041	3,044,834	134,718	122,640	17,144

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	17,828	36,130	98,707	47,192	28,911	372,987	7,517	41,607	68,529
Net transfer (to) from affiliate and subaccounts	6,573	(29,089)	(25,095)	17,157	(3,678)	(160,071)	2,397	(35,600)	22,949
Payments for redemptions	(15,048)	(6,028)	(95,854)	(38,331)	(26,477)	(400,340)	(9,089)	(34,155)	(34,945)
Cost of insurance	(25,496)	(40,530)	(188,144)	(61,156)	(48,284)	(703,625)	(16,343)	(60,281)	(94,466)

Net increase (decrease) from policy owners’ equity transactions	(16,143)	(39,517)	(210,386)	(35,138)	(49,528)	(891,049)	(15,518)	(88,429)	(37,933)

Total increase (decrease) in policy owners’ equity	(13,497)	(16,567)	587,695	(46,965)	122,513	2,153,785	119,200	34,211	(20,789)
POLICY OWNERS’ EQUITY
Beginning of period	176,300	396,967	2,509,046	1,172,997	613,661	10,513,308	296,457	1,141,270	1,589,503

End of period	$162,803	$380,400	$3,096,741	$1,126,032	$736,174	$12,667,093	$415,657	$1,175,481	$1,568,714

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2020

	BNY Mellon Investment Porfolios	BNY Mellon Stock Index Fund	The BNY Mellon Sustainable Fund	BNY Mellon Variable Investment Fund		Deutsche Asset & Wealth Management
	BNY Mellon I.P MidCap Stock	BNY Mellon Stock Index Fund	BNY Mellon Sustainable U.S. Equity	BNY Mellon VIF Appreciation	BNY Mellon VIF Opportunistic Small Cap	DWS Bond VIP	DWS Capital Growth VIP	DWS Core Equity VIP ‘A’	DWS Core Equity VIP ‘B’
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
OPERATIONS
Net investment income (loss)	$(64)	$7,465	$703	$744	$1,651	$5,765	$(22,486)	$8,690	$348
Net realized gain (loss) on investments	(269)	61,910	2,334	12,742	64,495	955	693,759	123,618	11,409
Change in unrealized appreciation (depreciation) of investments	7,327	40,477	28,835	28,516	80,148	16,191	1,230,045	87,547	14,045

Net increase (decrease) in policy owners’ equity resulting from operations	6,994	109,852	31,872	42,002	146,294	22,911	1,901,318	219,855	25,802

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	14,090	3,457	7,715	22,264	7,757	66,498	47,153	5,650
Net transfer (to) from affiliate and subaccounts	—	5,267	(663)	1,758	32,664	(1,794)	(356,351)	(47,266)	895
Payments for redemptions	—	(91)	—	—	(17,146)	(3,297)	(58,176)	(23,480)	(5,340)
Cost of insurance	(443)	(16,602)	(3,414)	(7,165)	(25,100)	(10,917)	(143,752)	(68,693)	(11,283)

Net increase (decrease) from policy owners’ equity transactions	(443)	2,664	(620)	2,308	12,682	(8,251)	(491,781)	(92,286)	(10,078)

Total increase (decrease) in policy owners’ equity	6,551	112,516	31,252	44,310	158,976	14,660	1,409,537	127,569	15,724
POLICY OWNERS’ EQUITY
Beginning of period	99,244	621,664	138,593	181,040	707,622	282,735	5,173,715	1,526,317	186,107

End of period	$105,795	$734,180	$169,845	$225,350	$866,598	$297,395	$6,583,252	$1,653,886	$201,831

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2020

	Deutsche Asset & Wealth Management
	DWS CROCI® International VIP ‘A’	DWS CROCI® International VIP ‘B’	DWS CROCI® U.S. VIP	DWS Equity 500 Index VIP	DWS Global Equity VIP	DWS Global Income Builder VIP	DWS Global Small Cap VIP	DWS Government & Agency Securities VIP	DWS Government Money Market VIP	DWS High Income VIP
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 2/27/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
OPERATIONS
Net investment income (loss)	$6,182	$5,048	$24,396	$4,332	$(1,356)	$32,711	$(173)	$(616)	$(9,622)	$38,404
Net realized gain (loss) on investments	(4,790)	(2,897)	89,307	36,921	39,382	55,224	(6,370)	(17,313)	—	(6,063)
Change in unrealized appreciation (depreciation) of investments	5,679	4,702	(370,562)	63,275	95,326	18,352	52,171	20,045	—	5,171

Net increase (decrease) in policy owners’ equity resulting from operations	7,071	6,853	(256,859)	104,528	133,352	106,287	45,628	2,116	(9,622)	37,512

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	10,145	13,006	31,891	—	18,739	17,364	—	3,791	115,472	14,223
Net transfer (to) from affiliate and subaccounts	7,472	25,143	28,130	47,935	8,706	(39)	(34,871)	(506,927)	885,291	(191,268)
Payments for redemptions	(896)	(7,049)	(10,310)	—	(10,966)	(136,131)	—	(625)	(158,871)	(11,577)
Cost of insurance	(10,982)	(11,482)	(39,222)	(2,932)	(31,522)	(29,210)	(1,484)	(4,512)	(163,231)	(22,875)

Net increase (decrease) from policy owners’ equity transactions	5,739	19,618	10,489	45,003	(15,043)	(148,016)	(36,355)	(508,273)	678,661	(211,497)

Total increase (decrease) in policy owners’ equity	12,810	26,471	(246,370)	149,531	118,309	(41,729)	9,273	(506,157)	669,039	(173,985)
POLICY OWNERS’ EQUITY
Beginning of period	249,135	244,092	2,026,053	581,857	581,795	1,512,886	339,794	506,157	1,307,868	853,425

End of period	$261,945	$270,563	$1,779,683	$731,388	$700,104	$1,471,157	$349,067	$—	$1,976,907	$679,440

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2020

	Deutsche Asset & Wealth Management					Fidelity Variable Insurance Products Fund
	DWS International Growth VIP	DWS Multisector Income VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to	to
	12/31/2020	2/27/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
OPERATIONS
Net investment income (loss)	$39	$(151)	$786	$(30,549)	$309	$(22,064)	$11,926	$(3,235)	$(15,776)	$6,177
Net realized gain (loss) on investments	55	(11,488)	11,776	90,831	5,252	291,497	63,295	223,910	391,222	(897)
Change in unrealized appreciation (depreciation) of investments	1,361	11,661	13,031	1,029,012	(6,846)	613,544	(11,862)	125,685	581,086	(2,463)

Net increase (decrease) in policy owners’ equity resulting from operations	1,455	22	25,593	1,089,294	(1,285)	882,977	63,359	346,360	956,532	2,817

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	—	3,659	150,488	—	122,244	60,368	24,265	45,155	4,426
Net transfer (to) from affiliate and subaccounts	—	(104,690)	4,860	(98,537)	—	(123,650)	5,560	(21,526)	(55,158)	1,688
Payments for redemptions	—	—	—	(101,948)	—	(217,198)	(27,953)	(32,978)	(215,661)	(1,799)
Cost of insurance	(71)	(66)	(3,306)	(220,663)	(330)	(221,987)	(74,701)	(30,000)	(108,769)	(6,901)

Net increase (decrease) from policy owners’ equity transactions	(71)	(104,756)	5,213	(270,660)	(330)	(440,591)	(36,726)	(60,239)	(334,433)	(2,586)

Total increase (decrease) in policy owners’ equity	1,384	(104,734)	30,806	818,634	(1,615)	442,386	26,633	286,121	622,099	231
POLICY OWNERS’ EQUITY
Beginning of period	6,804	104,734	122,295	3,965,572	72,659	3,322,079	1,114,226	982,413	1,612,614	143,338

End of period	$8,188	$—	$153,101	$4,784,206	$71,044	$3,764,465	$1,140,859	$1,268,534	$2,234,713	$143,569

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in policy Owner’s Equity (continued)

For the year ended December 31, 2020

	Fidelity Variable Insurance Products Fund		Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds
	Fidelity VIP Index 500	Fidelity VIP Overseas	Templeton Developing Markets	Templeton Foreign	Templeton Global Bond	Invesco V.l. Discovery Mid Cap Growth	Invesco V.l. Diversified Dividend	Invesco V.l. Managed Volatility	Invesco V.l. Mid Cap Growth
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	4/30/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 4/30/2020
OPERATIONS
Net investment income (loss)	$23,851	$31	$4,811	$1,426	$7,070	$(246)	$2,219	$(322)	$(110)
Net realized gain (loss) on investments	254,115	6,114	3,442	(632)	(16,414)	2,789	2,725	(11,556)	8,869
Change in unrealized appreciation (depreciation) of investments	183,064	3,524	17,025	(909)	4,095	33,545	(3,690)	5,788	(13,699)

Net increase (decrease) in policy owners’ equity resulting from operations	461,030	9,669	25,278	(115)	(5,249)	36,088	1,254	(6,090)	(4,940)

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	116,176	4,823	5,371	1,014	2,971	205	2,327	—	237
Net transfer (to) from affiliate and subaccounts	(93,181)	(7,199)	12,006	4,940	(8,766)	81,620	13,801	(47,940)	(81,956)
Payments for redemptions	(159,920)	(10,062)	(137)	—	(42,327)	(12,922)	(2)	—	—
Cost of insurance	(220,460)	(3,176)	(5,701)	(1,548)	(4,272)	(1,842)	(3,281)	(184)	(981)

Net increase (decrease) from policy owners’ equity transactions	(357,385)	(15,614)	11,539	4,406	(52,394)	67,061	12,845	(48,124)	(82,700)

Total increase (decrease) in policy owners’ equity	103,645	(5,945)	36,817	4,291	(57,643)	103,149	14,099	(54,214)	(87,640)
POLICY OWNERS’ EQUITY
Beginning of period	3,074,317	92,464	131,693	52,183	99,512	—	77,806	54,362	87,640

End of period	$3,177,962	$86,519	$168,510	$56,474	$41,869	$103,149	$91,905	$148	$—

See accompanying notes to financial statements.

ZALICO Variable Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Policy Owners’ Equity (continued)

For the year ended December 31, 2020

	Invesco Variable Insurance Funds	Janus Henderson Series							PIMCO Variable Insurance Trust
	Invesco V.l. Technology	Janus Henderson Balanced	Janus Henderson Enterprise	Janus Henderson Flexible Bond	Janus Henderson Forty	Janus Henderson Global Research	Janus Henderson Overseas	Janus Henderson Research	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO Low Duration
	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020	1/1/2020 to 12/31/2020
OPERATIONS
Net investment income (loss)	$(955)	$26,026	$(5,094)	$2,245	$(15,490)	$2,980	$5,291	$206	$3,902	$154
Net realized gain (loss) on investments	38,745	81,059	491,241	323	168,878	99,445	1,699	237,089	645	(108)
Change in unrealized appreciation (depreciation) of investments	55,424	141,191	(207,180)	5,835	669,258	67,831	86,450	162,839	(1,090)	931

Net increase (decrease) in policy owners’ equity resulting from operations	93,214	248,276	278,967	8,403	822,646	170,256	93,440	400,134	3,457	977

POLICY OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	6,558	26,224	28,336	5,929	95,013	26,571	17,357	30,805	3,724	2,871
Net transfer (to) from affiliate and subaccounts	(24,856)	(31,556)	(21,329)	170	(124,567)	4,515	(11,171)	(32,865)	1,767	(3,730)
Payments for redemptions	(2)	(52,229)	(322,831)	—	(15,908)	(2,363)	(21,930)	(76,859)	—	—
Cost of insurance	(6,926)	(35,381)	(48,324)	(6,662)	(160,605)	(32,785)	(14,851)	(44,295)	(7,272)	(3,498)

Net increase (decrease) from policy owners’ equity transactions	(25,226)	(92,942)	(364,148)	(563)	(206,067)	(4,062)	(30,595)	(123,214)	(1,781)	(4,357)

Total increase (decrease) in policy owners’ equity	67,988	155,334	(85,181)	7,840	616,579	166,194	62,845	276,920	1,676	(3,380)
POLICY OWNERS’ EQUITY
Beginning of period	216,909	1,856,688	1,732,666	88,960	2,321,538	872,842	576,512	1,311,471	77,993	50,298

End of period	$284,897	$2,012,022	$1,647,485	$96,800	$2,938,117	$1,039,036	$639,357	$1,588,391	$79,669	$46,918

See accompanying notes to financial statements.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(1) Organization

ZALICO Variable Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly-owned subsidiary of Zurich American Company, LLC (“ZAC”), a non-operating holding company. ZAC is a direct wholly-owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect wholly-owned subsidiary of Zurich Insurance Group Ltd. (“ZIG”).

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life policies is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund policies (the “Policy”) for the Zurich Select variable life policies (“Zurich Select”), the Power V flexible premium variable universal life policies (“Power V”), the Farmers Variable Universal Life I flexible premium variable universal life policies (“Farmers Variable Universal Life I”), the Scudder Destinations Life modified single premium variable universal life policies (“Scudder Destinations Life”) and Zurich Life investor flexible premium universal life policies (“Zurich Life investor”). The Separate Account follows the accounting and reporting guidance in ASC Topic 946 “Financial Services —Investment Companies.”

The Separate Account is divided into various subaccount options listed below, which are available to policy owners depending upon their respective Policy. During the years ended December 31, 2021 and 2020, assets were invested in sixty-one of the sixty-one available subaccount options.

Alger Balanced

Alger Capital Appreciation

Alger Growth & Income

Alger Large Cap Growth

Alger Mid Cap Growth

American Century VP Disciplined Core Value

American Century VP International

American Century VP Ultra

American Century VP Value

AST BlackRock Low Duration Bond

AST BlackRock/Loomis Sayles Bond

AST Mid-Cap Growth

AST Hotchkis Wiley Large-Cap Value

AST International Growth

AST Loomis Sayles Large-Cap Growth

AST Small Cap Growth

AST T. Rowe Price Asset Allocation

DWS Government & Agency Securities VIP (a)

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Multisector Income VIP (a)

DWS Small Cap Index VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Fidelity VIP Contrafund

Fidelity VIP Equity Income

Fidelity VIP Growth

Fidelity VIP Growth Opportunities

Fidelity VIP High Income

Fidelity VIP Index 500

Fidelity VIP Overseas

Templeton Developing Markets

Franklin Templeton Foreign

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(1) Organization, continued

AST T. Rowe Price Large-Cap Value

BNY Mellon I.P. Mid Cap Stock

BNY Mellon Stock Index Fund

BNY Mellon Sustainable U.S. Equity

BNY Mellon VIF Appreciation

BNY Mellon VIF Opportunistic Small Cap

DWS Bond VIP (f)

DWS Capital Growth VIP

DWS Core Equity VIP ‘A’

DWS Core Equity VIP ‘B’

DWS CROCI® International VIP ‘A’

DWS CROCI® International VIP ‘B’

DWS CROCI® U.S.VIP

DWS Equity 500 Index VIP

DWS Global Equity VIP (f)

DWS Global Income Builder VIP

DWS Global Small Cap VIP

Templeton Global Bond

Invesco V.I. Discovery Mid Cap Growth (c)

Invesco V.I. Diversified Dividend

Invesco V.I. Equity and Income (e)

Invesco V.I. Managed Volatility (d)

Invesco V.I. Mid Cap Growth (b)

Invesco V.I. Technology

Janus Henderson Balanced

Janus Henderson Enterprise

Janus Henderson Flexible Bond

Janus Henderson Forty

Janus Henderson Global Research

Janus Henderson Overseas

Janus Henderson Research

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Low Duration

(a)	For the period from January 1, 2020 to February 27, 2020 (date of liquidation).
(b)	For the period from January 1, 2020 to April 30, 2020 (date of liquidation).
(c)	For the period from April 30, 2020 (commencement of operations) to December 31, 2020.
(d)	For the period from January 1, 2021 to April 30, 2021 (date of liquidation).
(e)	For the period from April 30, 2021 (commencement of operations) to December 31, 2021.
(f)	For the period from January 1, 2021 to October 28, 2021 (date of liquidation).

Policy owners may also allocate some or all of gross premiums or transfer some or all of the policy value to the Guaranteed Account, which is part of ZALICO’s General Account. The assets of ZALICO’s General Account support its insurance and annuity obligations and are subject to ZALICO’s general liabilities from its business operations.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(2) Significant Accounting Policies

Investments

Investments are made in the various portfolios in accordance with selections made by the policy owners. Such investments are made at the net asset value per share, reported by the respective portfolios, whose investments are stated at fair value.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the portfolio. Realized gains and losses from sales of investment shares are reported on a first in, first out (FIFO) cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the policies, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2021. Management will periodically review the policy in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the policy owners’ interest to or from another eligible subaccount or to the general account of ZALICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as increases and decreases in net policy owners’ equity could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Policy Owners’ Equity and the amounts reported in the Statement of Changes in Policy Owners’ Equity. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds identified in Note 1.

Fair value measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(2) Significant Accounting Policies, continued

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy as outlined in the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosures of transfers between levels of disclosure and a reconciliation of level 3 assets are not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Policy Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy for each of the financial statement periods presented herein and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(3) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested for the year ended December 31, 2021, are as follows:

	Purchases	Sales
The Alger Fund:
Alger Balanced	$129,138	$91,573
Alger Capital Appreciation	151,847	9,709
Alger Growth and Income	192,678	164,158
Alger Large Cap Growth	415,536	248,593
Alger Mid Cap Growth	1,052,149	508,200
American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value	20,404	8,010
American Century VP International	1,844	1,735
American Century VP Ultra	26,671	9,523
American Century VP Value	70,597	96,148
American Skandia Trust:
AST BlackRock Low Duration Bond	25,715	26,414
AST BlackRock/Loomis Sayles Bond	31,675	44,490
AST Mid-Cap Growth	174,870	320,834
AST Hotchkis Wiley Large-Cap Value	36,918	86,489
AST International Growth	42,679	118,878
AST Loomis Sayles Large-Cap Growth	366,642	930,813
AST Small Cap Growth	42,379	60,774
AST T. Rowe Price Asset Allocation	50,491	49,518
AST T. Rowe Price Large-Cap Value	71,127	133,539
BNY Mellon Investment Portfolios:
BNY Mellon I.P. Mid Cap Stock	1,508	1,724
BNY Mellon Stock Index Fund:
BNY Mellon Stock Index Fund	129,675	89,030
The BNY Mellon Sustainable Fund:
The BNY Mellon Sustainable U.S. Equity	10,036	7,208
BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation	41,848	21,380
BNY Mellon VIF Opportunistic Small Cap	250,826	302,886

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(3) Purchases and Sales of Investments, continued

	Purchases	Sales
Deutsche Asset & Wealth Management Funds:
DWS Bond VIP	$42,650	$333,208
DWS Capital Growth VIP	490,550	346,291
DWS Core Equity VIP ‘A’	173,864	203,526
DWS Core Equity VIP ‘B’	15,997	8,981
DWS CROCI® International VIP ‘A’	29,928	31,222
DWS CROCI® International VIP ‘B’	27,178	19,921
DWS CROCI® U.S. VIP	60,238	60,214
DWS Equity 500 Index VIP	46,772	31,994
DWS Global Equity VIP	57,754	833,173
DWS Global Income Builder VIP	94,309	177,198
DWS Global Small Cap VIP	1,167	62,808
DWS Government Money Market VIP	1,319,392	425,205
DWS High Income VIP	58,758	22,907
DWS International Growth VIP	126	3,688
DWS Small Cap Index VIP	68,690	64,969
DWS Small Mid Cap Growth VIP	441,095	515,007
DWS Small Mid Cap Value VIP	1,054	1,226
Fidelity Variable Insurance Products Fund:
Fidelity VIP Contrafund	631,885	413,687
Fidelity VIP Equity Income	326,464	247,566
Fidelity VIP Growth	546,908	276,976
Fidelity VIP Growth Opportunities	331,907	271,387
Fidelity VIP High Income	73,011	53,020
Fidelity VIP Index 500	168,925	322,505
Fidelity VIP Overseas	47,937	42,655
Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets	28,106	17,287
Templeton Foreign	13,763	10,959
Templeton Global Bond	4,569	1,767
Invesco Variable Insurance Funds:
Invesco V.I. Discovery Mid Cap Growth	11,034	16,410
Invesco V.I. Diversified Dividend	6,605	12,368
Invesco V.I. Equity and Income	163	4
Invesco V.I. Managed Volatility	3	160
Invesco V.I. Technology	37,824	47,126
Janus Henderson Series:
Janus Henderson Balanced	192,640	122,864
Janus Henderson Enterprise	519,332	504,253
Janus Henderson Flexible Bond	27,918	14,323
Janus Henderson Forty	427,881	270,875
Janus Henderson Global Research	181,488	172,521
Janus Henderson Overseas	85,791	131,751
Janus Henderson Research	201,271	253,936
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	6,665	4,055
PIMCO Low Duration	10,416	2,846

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(4) Expenses and Related Party Transactions

Policy Charges	Range

Mortality and Expense Risk Charge

ZALICO assess a daily asset charge to cover mortality and expense risk associated with certain “No-Lapse Guarantees” and administrative and maintenance expense to cover costs that may exceed administrative charges set by the policies. The charge is assessed as a reduction in unit value.	0.20%-0.90% annualized

Sales Load

A sales load is deducted from each premium payment before the net premium is allocated to the subaccounts.	2%

Contingent Deferred Sales Charge

Proceeds payable on the surrender of a policy are reduced by the amount of any applicable contingent deferred sales charge due to ZALICO. The charge is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the policy was purchased and the surrender date.	0.00%-100%

Transfer Charges

Under the terms of the policies ZALICO has reserved the right to charge an amount for each transfer after the first 12 transfers in any policy year through a redemption in units.	$0-$25 per transfer

Administrative Charge

An administrative charge is assessed on monthly cash value of the policy or a flat charge through a redemption of units.	$5-$10 or 0.25% to 0.35% of net assets annualized

Records Maintenance Charge

A records maintenance charge is assessed annually as a redemption of units to compensate for issuance and administrative costs.	$30

Cost of Insurance Charge

The guarantee cost of insurance charges is based on attained age, sex and history of tobacco use of the insured. The net amount at risk (“NAR”) is the difference between the death benefit and the cash value of the policy. The charge is assessed as a reduction in unit value.	$.06 per $1,000 NAR- $83.33 per $1,000 NAR

Tax Charge

A tax charge is assessed to cover a portion of the insurance company’s state premium tax expense and certain federal income tax liability associated with the receipt of premium. The charge is either deducted from each premium payment or assessed against the average monthly cash value through a redemption of units.	1%-3.5% of premium payment 0.00%-0.40% annualized

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(4) Expenses and Related Party Transactions, continued

Policy Charges	Range

Withdrawal Charge

A charge is deducted against withdrawals of the initial premium paid under the policy. It is assessed to cover a portion of the insurance company’s premium tax expenses and the sales expenses incurred in distributing the policies. The withdrawal charge declines to 0% after the ninth policy anniversary.	0%-10%

Systematic Withdrawal Charge

A charge is assessed against systematic withdrawals to cover ZALICO’s costs associated with processing the withdrawals.	$50 initial set up $25 subsequent changes

Partial Withdrawal Charge

A charge is assessed against partial withdrawals that are not processed under the systematic withdrawal plan in excess of one per policy year.	$25

Related Party Transactions

Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan under Zurich Select, Power V, Farmers Variable Universal Life I and Zurich Life investor policy is $500 and is limited to 90% of the surrender value, less applicable surrender charges. The minimum amount of the loan under the Scudder Destinations Life policy is $1,000 and is limited to 90% of the surrender value, less applicable surrender charges. Interest is assessed against a policy loan under the terms of the Policy. Policy loans are carried in ZALICO’s general account.

Investment Distributors, Inc., a wholly owned subsidiary of Protective Life Insurance Company (“Protective Life”), is the principal underwriter for the Separate Account. Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to a former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, and performs certain Separate Account administration functions for certain registered variable annuity policies that are funded through the Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”). On July 3, 2006, Protective Life, purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(5) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2021 and 2020 were as follows:

		Units Issued	Units Redeemed	Net Increase (Decrease)
The Alger Fund:
Alger Balanced	2021	3,864	3,192	672
	2020	1,539	1,322	217
Alger Capital Appreciation	2021	—	58	(58)
	2020	—	2,077	(2,077)
Alger Growth and Income	2021	2,610	3,691	(1,081)
	2020	2,147	2,906	(759)
Alger Large Cap Growth	2021	2,308	3,658	(1,350)
	2020	1,239	4,877	(3,638)
Alger Mid Cap Growth	2021	5,857	8,418	(2,561)
	2020	4,763	7,337	(2,574)
American Century Variable Portfolios, Inc.
American Century VP Disciplined Core Value	2021	149	197	(48)
	2020	494	503	(9)
American Century VP International	2021	18	57	(39)
	2020	73	61	12
American Century VP Ultra	2021	212	116	96
	2020	38	78	(40)
American Century VP Value	2021	1,861	2,807	(946)
	2020	1,361	1,566	(205)
American Skandia Trust:
AST BlackRock Low Duration Bond	2021	1,276	1,239	37
	2020	1,475	2,274	(799)
AST BlackRock/Loomis Sayles Bond	2021	1,055	1,366	(311)
	2020	1,744	3,075	(1,331)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(5) Changes in Units Outstanding, continued

		Units Issued	Units Redeemed	Net Increase (Decrease)
American Skandia Trust, continued:
AST Mid-Cap Growth	2021	1,834	3,082	(1,248)
	2020	1,903	4,579	(2,676)
AST Hotchkis Wiley Large-Cap Value	2021	755	1,351	(596)
	2020	2,298	3,112	(814)
AST International Growth	2021	1,442	3,620	(2,178)
	2020	1,970	4,079	(2,109)
AST Loomis Sayles Large-Cap Growth	2021	3,111	6,250	(3,139)
	2020	6,531	15,218	(8,687)
AST Small Cap Growth	2021	461	633	(172)
	2020	337	570	(233)
AST T. Rowe Price Asset Allocation	2021	914	695	219
	2020	1,336	3,042	(1,706)
AST T. Rowe Price Large-Cap Value	2021	6,441	9,603	(3,162)
	2020	14,947	18,545	(3,598)
BNY Mellon Investment Portfolios:
BNY Mellon I.P. Mid Cap Stock	2021	—	13	(13)
	2020	—	13	(13)
BNY Mellon Stock Index Fund:
BNY Mellon Stock Index Fund	2021	1,653	1,717	(64)
	2020	1,393	1,327	66
The BNY Mellon Sustainable Fund:
The BNY Mellon Sustainable U.S. Equity	2021	96	130	(34)
	2020	129	162	(33)
BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation	2021	381	440	(59)
	2020	869	824	45
BNY Mellon VIF Opportunistic Small Cap	2021	6,254	7,679	(1,425)
	2020	4,840	4,278	562
Deutsche Asset & Wealth Management Funds:
DWS Bond VIP	2021	2,588	21,198	(18,610)
	2020	1,216	1,808	(592)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(5) Changes to Units Outstanding, continued

		Units Issued	Units Redeemed	Net Increase (Decrease)
Deutsche Asset & Wealth Management Funds, continued:
DWS Capital Growth VIP	2021	1,802	5,373	(3,571)
	2020	3,006	14,807	(11,801)
DWS Core Equity VIP ‘A’	2021	1,793	4,582	(2,789)
	2020	2,428	5,407	(2,979)
DWS Core Equity VIP ‘B’	2021	140	185	(45)
	2020	234	559	(325)
DWS CROCI® International VIP ‘A’	2021	1,381	1,825	(444)
	2020	2,658	2,134	524
DWS CROCI® International VIP ‘B’	2021	1,182	980	202
	2020	3,155	1,885	1,270
DWS CROCI® U.S. VIP	2021	9,696	9,286	410
	2020	39,407	26,949	12,458
DWS Equity 500 Index VIP	2021	—	625	(625)
	2020	1,526	97	1,429
DWS Global Equity VIP	2021	4,245	115,811	(111,566)
	2020	7,876	11,159	(3,283)
DWS Global Income Builder VIP	2021	2,756	19,861	(17,105)
	2020	2,387	23,816	(21,429)
DWS Global Small Cap VIP	2021	—	1,557	(1,557)
	2020	—	1,307	(1,307)
DWS Government & Agency Securities VIP	2021	—	—	—
	2020	1,571	125,863	(124,292)
DWS Government Money Market VIP	2021	626,768	217,520	409,248
	2020	472,402	224,130	248,272
DWS High Income VIP	2021	7,004	4,038	2,966
	2020	5,597	16,080	(10,483)
DWS International Growth VIP	2021	—	104	(104)
	2020	—	3	(3)
DWS Multisector Income VIP	2021	—	—	—
	2020	—	4,539	(4,539)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(5) Changes in Units Outstanding, continued

		Units Issued	Units Redeemed	Net Increase (Decrease)
Deutsche Asset & Wealth Management Funds, continued:
DWS Small Cap Index VIP	2021	1,358	1,561	(203)
	2020	351	141	210
DWS Small Mid Cap Growth VIP	2021	25,981	57,638	(31,657)
	2020	53,424	99,761	(46,337)
DWS Small Mid Cap Value VIP	2021	—	7	(7)
	2020	—	7	(7)
Fidelity Variable Insurance Products Fund:
Fidelity VIP Contrafund	2021	825	2,623	(1,798)
	2020	1,714	5,628	(3,914)
Fidelity VIP Equity Income	2021	3,891	5,532	(1,641)
	2020	3,439	3,932	(493)
Fidelity VIP Growth	2021	3,606	3,899	(293)
	2020	2,965	5,268	(2,303)
Fidelity VIP Growth Opportunities	2021	873	1,879	(1,006)
	2020	568	4,267	(3,699)
Fidelity VIP High Income	2021	2,747	2,263	484
	2020	319	434	(115)
Fidelity VIP Index 500	2021	191	509	(318)
	2020	360	1,173	(813)
Fidelity VIP Overseas	2021	1,485	1,588	(103)
	2020	406	1,267	(861)
Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets	2021	1,057	742	315
	2020	1,049	375	674
Templeton Foreign	2021	749	643	106
	2020	923	612	311
Templeton Global Bond	2021	304	108	196
	2020	252	3,583	(3,331)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(5) Changes in Units Outstanding, continued

		Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Variable Insurance Funds:
Invesco V.I. Discovery Mid Cap Growth	2021	18	1,005	(987)
	2020	8,212	1,237	6,975
Invesco V.I. Diversified Dividend	2021	169	476	(307)
	2020	796	175	621
Invesco V.I. Equity and Income	2021	16	—	16
	2020	N/A	N/A	N/A
Invesco V.I. Managed Volatility	2021	—	6	(6)
	2020	—	2,316	(2,316)
Invesco V.I. Mid Cap Growth	2021	—	—	—
	2020	8	2,605	(2,597)
Invesco V.I. Technology	2021	169	665	(496)
	2020	292	774	(482)
Janus Henderson Series:
Janus Henderson Balanced	2021	4,144	3,074	1,070
	2020	2,329	5,367	(3,038)
Janus Henderson Enterprise	2021	5,789	7,899	(2,110)
	2020	5,019	12,161	(7,142)
Janus Henderson Flexible Bond	2021	1,252	761	491
	2020	796	855	(59)
Janus Henderson Forty	2021	389	1,507	(1,118)
	2020	969	2,766	(1,797)
Janus Henderson Global Research	2021	3,428	4,772	(1,344)
	2020	3,231	3,415	(184)
Janus Henderson Overseas	2021	3,601	5,966	(2,365)
	2020	5,256	6,770	(1,514)
Janus Henderson Research	2021	2,125	4,434	(2,309)
	2020	2,663	5,623	(2,960)
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	2021	197	142	55
	2020	278	354	(76)
PIMCO Low Duration	2021	597	148	449
	2020	216	471	(255)

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights

ZALICO sells a number of variable life products, as discussed in Note 1, which are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the policy owner’s account. Differences in fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the highest and lowest expense ratio. The summaries may not reflect the minimum and maximum policy charges offered by ZALICO as policy owners may not have selected all available and applicable policy options.

A summary of the units outstanding, unit fair value and net assets for variable life insurance policies, investment income and expense ratios, excluding expenses of the underlying funds, and total return for each of the five years in the period ended December 31, 2021, (except for funds which are no longer active and which have not been shown in the accompanying financial statements) were as follows:

		At December 31				For the year ended December 31
		Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
			Lowest	Highest			Lowest	Highest	Lowest	Highest
The Alger Fund:
Alger Balanced:
	2021	20	$30.310	$45.632	$613	0.86%	0.20%	0.90%	18.06%	18.88%
	2020	19	25.674	38.538	498	1.23%	0.20%	0.90%	9.25%	10.01%
	2019	19	23.471	35.171	449	1.46%	0.20%	0.90%	18.44%	19.26%
	2018	21	19.719	29.608	423	3.99%	0.20%	0.90%	-4.19%	-3.52%
	2017	24	20.480	30.811	499	2.80%	0.20%	0.90%	14.42%	15.21%
Alger Capital Appreciation:
	2021	11	64.973	64.973	734	N/A	0.90%	0.90%	18.06%	18.06%
	2020	11	55.032	55.032	625	N/A	0.90%	0.90%	40.49%	40.49%
	2019	13	39.171	39.171	526	N/A	0.90%	0.90%	32.39%	32.39%
	2018	17	29.588	29.588	488	0.09%	0.90%	0.90%	-1.00%	-1.00%
	2017	17	29.886	29.886	496	0.17%	0.90%	0.90%	29.92%	29.92%
Alger Growth and Income:
	2021	20	51.519	62.119	1,038	1.16%	0.20%	0.60%	30.88%	31.40%
	2020	21	39.286	47.464	832	1.29%	0.20%	0.60%	14.19%	14.65%
	2019	22	34.334	41.564	752	1.60%	0.20%	0.60%	28.70%	29.21%
	2018	24	26.625	32.295	652	1.72%	0.20%	0.60%	-5.18%	-4.80%
	2017	26	28.024	34.061	719	1.54%	0.20%	0.60%	20.60%	21.08%
Alger Large Cap Growth:
	2021	17	67.609	267.192	1,158	N/A	0.20%	0.60%	11.17%	11.62%
	2020	18	60.692	240.335	1,118	0.17%	0.20%	0.60%	66.03%	66.70%
	2019	22	36.482	144.751	804	N/A	0.20%	0.60%	26.67%	27.18%
	2018	25	28.743	114.273	713	N/A	0.20%	0.60%	1.59%	2.00%
	2017	25	28.235	112.480	715	N/A	0.20%	0.60%	27.70%	28.21%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights, continued

		At December 31				For the year ended December 31
		Units	Unit Fair Value		Net Assets(1)	Investment Income	Expense Ratio (3)		Total Return (4)
		(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
The Alger Fund, continued:
Alger Mid Cap Growth:
	2021	34	$57.607	$170.112	$1,980	N/A	0.20%	0.60%	3.58%	4.00%
	2020	36	55.504	164.228	2,043	N/A	0.20%	0.60%	63.65%	64.30%
	2019	39	33.850	100.35	1,330	N/A	0.20%	0.60%	29.48%	30.00%
	2018	42	26.091	77.506	1,106	N/A	0.20%	0.60%	-8.00%	-7.63%
	2017	43	28.303	82.246	1,228	N/A	0.20%	0.60%	29.02%	29.53%
American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value:
	2021	2	27.040	43.074	101	1.12%	0.20%	0.60%	22.91%	23.40%
	2020	2	22.000	34.905	84	1.81%	0.20%	0.60%	11.14%	11.59%
	2019	2	19.794	31.281	75	2.09%	0.20%	0.60%	23.21%	23.70%
	2018	3	16.065	25.287	78	2.05%	0.20%	0.60%	-7.43%	-7.05%
	2017	3	17.354	27.206	85	2.33%	0.20%	0.60%	19.77%	20.25%
American Century VP International:
	2021	2	21.288	29.900	47	0.16%	0.20%	0.60%	8.10%	8.53%
	2020	2	19.693	27.550	44	0.43%	0.20%	0.60%	25.13%	25.63%
	2019	2	15.738	21.930	35	0.84%	0.20%	0.60%	27.65%	28.16%
	2018	2	12.328	17.111	26	1.38%	0.20%	0.60%	-15.73%	-15.39%
	2017	2	14.630	20.223	34	0.88%	0.20%	0.60%	30.43%	30.94%
American Century VP Ultra:
	2021	2	62.674	85.264	167	N/A	0.20%	0.60%	22.43%	22.91%
	2020	2	51.194	69.369	130	N/A	0.20%	0.60%	48.96%	49.55%
	2019	2	34.367	46.384	89	N/A	0.20%	0.60%	33.78%	34.31%
	2018	2	25.690	34.535	75	0.28%	0.20%	0.60%	0.15%	0.56%
	2017	2	25.651	34.344	75	0.37%	0.20%	0.60%	31.44%	31.96%
American Century VP Value:
	2021	11	31.402	37.181	372	1.82%	0.20%	0.60%	23.77%	24.26%
	2020	11	25.372	29.922	326	2.01%	0.20%	0.60%	0.38%	0.78%
	2019	11	25.277	29.691	331	2.10%	0.20%	0.60%	26.28%	26.78%
	2018	13	20.017	23.420	300	1.75%	0.20%	0.60%	-9.70%	-9.33%
	2017	13	22.166	25.830	333	1.63%	0.20%	0.60%	8.10%	8.53%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights, continued

		At December 31				For the year ended December 31
		Units	Unit Fair Value		Net Assets(1)	Investment Income	Expense Ratio (3)		Total Return (4)
		(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
American Skandia Trust:
AST BlackRock Low Duration Bond:
	2021	8	$20.220	$20.220	$161	N/A	0.90%	0.90%	-1.49%	-1.49%
	2020	8	20.526	20.526	163	N/A	0.90%	0.90%	1.65%	1.65%
	2019	9	20.193	20.193	176	N/A	0.90%	0.90%	3.69%	3.69%
	2018	9	19.475	19.475	182	N/A	0.90%	0.90%	-0.16%	-0.16%
	2017	9	19.506	19.506	179	N/A	0.90%	0.90%	0.80%	0.80%
AST BlackRock/Loomis Sayles Bond:
	2021	12	30.909	30.909	363	N/A	0.90%	0.90%	-2.01%	-2.01%
	2020	12	31.545	31.545	380	N/A	0.90%	0.90%	6.41%	6.41%
	2019	13	29.645	29.645	397	N/A	0.90%	0.90%	8.25%	8.25%
	2018	14	27.386	27.386	377	N/A	0.90%	0.90%	-1.55%	-1.55%
	2017	14	27.817	27.817	402	N/A	0.90%	0.90%	3.43%	3.43%
AST Mid-Cap Growth:
	2021	31	104.862	104.862	3,260	N/A	0.90%	0.90%	9.50%	9.50%
	2020	32	95.764	95.764	3,097	N/A	0.90%	0.90%	33.64%	33.64%
	2019	35	71.660	71.660	2,509	N/A	0.90%	0.90%	28.99%	28.99%
	2018	38	55.553	55.553	2,106	N/A	0.90%	0.90%	18.44%	18.44%
	2017	41	58.604	58.604	2,388	N/A	0.90%	0.90%	24.94%	24.94%
AST Hotchkis Wiley Large-Cap Value:
	2021	23	62.344	62.344	1,405	N/A	0.90%	0.90%	28.06%	28.06%
	2020	23	48.683	48.683	1,126	N/A	0.90%	0.90%	-0.62%	-0.62%
	2019	24	48.988	48.988	1,173	N/A	0.90%	0.90%	28.37%	28.37%
	2018	25	38.162	38.162	954	N/A	0.90%	0.90%	-14.92%	-14.92%
	2017	27	44.856	44.856	1,211	N/A	0.90%	0.90%	18.13%	18.13%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights, continued

		At December 31				For the year ended December 31
		Units	Unit Fair Value		Net Assets(1)	Investment Income	Expense Ratio (3)		Total Return (4)
		(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
American Skandia Trust, continued:
AST International Growth:
	2021	23	$33.042	$33.042	$749	N/A	0.90%	0.90%	11.50%	11.50%
	2020	25	29.635	29.635	736	N/A	0.90%	0.90%	30.15%	30.15%
	2019	27	22.770	22.770	614	N/A	0.90%	0.90%	30.93%	30.93%
	2018	30	17.391	17.391	513	N/A	0.90%	0.90%	-14.11%	-14.11%
	2017	31	20.247	20.247	635	N/A	0.90%	0.90%	34.22%	34.22%
AST Loomis Sayles Large-Cap Growth:
	2021	102	140.977	140.977	14,416	N/A	0.90%	0.90%	17.30%	17.30%
	2020	105	120.184	120.184	12,667	N/A	0.90%	0.90%	30.42%	30.42%
	2019	114	92.153	92.153	10,513	N/A	0.90%	0.90%	30.46%	30.46%
	2018	125	70.639	70.639	8,845	N/A	0.90%	0.90%	-3.56%	-3.56%
	2017	133	73.247	73.247	9,765	N/A	0.90%	0.90%	31.81%	31.81%
AST Small Cap Growth:
	2021	5	90.225	90.225	415	N/A	0.90%	0.90%	3.60%	3.60%
	2020	5	87.088	87.088	416	N/A	0.90%	0.90%	47.07%	47.07%
	2019	5	59.217	59.217	296	N/A	0.90%	0.90%	28.96%	28.96%
	2018	5	45.919	45.919	247	N/A	0.90%	0.90%	-9.23%	-9.23%
	2017	5	50.585	50.585	275	N/A	0.90%	0.90%	22.81%	22.81%
AST T. Rowe Price Asset Allocation:
	2021	21	63.597	63.597	1,324	N/A	0.90%	0.90%	11.41%	11.41%
	2020	21	57.085	57.085	1,175	N/A	0.90%	0.90%	11.53%	11.53%
	2019	22	51.183	51.183	1,141	N/A	0.90%	0.90%	19.77%	19.77%
	2018	25	42.736	42.736	1,057	N/A	0.90%	0.90%	-6.18%	-6.18%
	2017	25	45.549	45.549	1,161	N/A	0.90%	0.90%	14.38%	14.38%
AST T. Rowe Price Large-Cap Value:
	2021	140	13.671	13.671	1,909	N/A	0.90%	0.90%	24.42%	24.42%
	2020	143	10.988	10.988	1,569	N/A	0.90%	0.90%	1.18%	1.18%
	2019	146	10.860	10.860	1,590	N/A	0.90%	0.90%	8.60%	8.60%
	2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights, continued

		At December 31				For the year ended December 31
		Units	Unit Fair Value		Net Assets(1)	Investment Income	Expense Ratio (3)		Total Return (4)
		(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
BNY Mellon Investment Portfolios:
BNY Mellon I.P. Mid Cap Stock:
	2021	3	$50.032	$50.032	$131	0.63%	0.90%	0.90%	24.76%	24.76%
	2020	3	40.102	40.102	106	0.70%	0.90%	0.90%	7.14%	7.14%
	2019	3	37.429	37.429	99	0.83%	0.90%	0.90%	19.11%	19.11%
	2018	4	31.424	31.424	140	0.72%	0.90%	0.90%	-16.25%	-16.25%
	2017	7	37.520	37.520	266	1.04%	0.90%	0.90%	14.35%	14.35%
BNY Mellon Stock Index Fund:
BNY Mellon Stock Index Fund:
	2021	17	54.422	157.089	938	1.15%	0.20%	0.60%	27.65%	28.16%
	2020	17	42.550	123.066	734	1.47%	0.20%	0.60%	17.30%	17.77%
	2019	17	36.202	104.912	622	1.74%	0.20%	0.60%	30.40%	30.92%
	2018	19	27.707	80.453	527	1.83%	0.20%	0.60%	-5.21%	-4.83%
	2017	21	29.170	84.872	598	1.72%	0.20%	0.60%	20.82%	21.30%
The BNY Mellon Sustainable Fund:
The BNY Mellon Sustainable U.S. Equity:
	2021	5	32.069	118.489	213	0.75%	0.20%	0.90%	25.86%	26.74%
	2020	5	25.479	93.860	170	0.99%	0.20%	0.90%	23.04%	23.90%
	2019	5	20.708	76.060	139	1.53%	0.20%	0.90%	33.16%	34.09%
	2018	6	15.552	56.949	114	1.82%	0.20%	0.90%	-5.26%	-4.59%
	2017	6	16.415	59.931	120	1.17%	0.20%	0.90%	14.31%	15.10%
BNY Mellon Variable Investment
Fund:
BNY Mellon VIF Appreciation:
	2021	6	50.723	182.370	283	0.44%	0.20%	0.60%	26.37%	26.88%
	2020	6	40.058	144.311	225	0.74%	0.20%	0.60%	22.95%	23.44%
	2019	6	32.516	117.37	181	1.20%	0.20%	0.60%	35.29%	35.83%
	2018	7	23.987	86.759	158	1.37%	0.20%	0.60%	-7.41%	-7.04%
	2017	9	25.855	93.703	230	1.35%	0.20%	0.60%	26.57%	27.08%
BNY Mellon VIF Opportunistic Small Cap:
	2021	23	40.541	227.521	954	0.11%	0.20%	0.60%	15.77%	16.23%
	2020	25	34.950	196.534	867	0.55%	0.20%	0.60%	19.18%	19.65%
	2019	24	29.268	164.909	708	N/A	0.20%	0.60%	21.05%	21.54%
	2018	24	24.130	136.230	589	N/A	0.20%	0.60%	-19.56%	-19.24%
	2017	24	29.938	169.360	733	N/A	0.20%	0.60%	23.94%	24.43%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights, continued

		At December 31				For the year ended December 31
		Units	Unit Fair Value		Net Assets(1)	Investment Income	Expense Ratio (3)		Total Return (4)
		(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Deutsche Asset & Wealth
Management Funds:
DWS Bond VIP: (5)
	2021	—	$2.134	$18.161	N/A	4.30%	0.20%	0.90%	-1.01%	-0.44%
	2020	19	2.150	18.347	297	2.77%	0.20%	0.90%	8.10%	8.86%
	2019	19	1.983	16.972	283	3.11%	0.20%	0.90%	9.64%	10.40%
	2018	20	1.803	15.480	264	4.61%	0.20%	0.90%	-3.53%	-2.85%
	2017	22	1.864	16.046	315	2.57%	0.20%	0.90%	4.89%	5.62%
DWS Capital Growth VIP:
	2021	129	53.875	132.233	7,806	0.21%	0.20%	0.90%	21.68%	22.53%
	2020	133	44.275	108.347	6,583	0.48%	0.20%	0.90%	37.80%	38.77%
	2019	144	32.129	78.391	5,174	0.43%	0.20%	0.90%	35.91%	36.86%
	2018	154	23.639	57.505	4,047	0.78%	0.20%	0.90%	-2.48%	-1.79%
	2017	167	24.240	58.791	4,478	0.72%	0.20%	0.90%	25.18%	26.05%
DWS Core Equity VIP ‘A’:
	2021	40	43.179	59.473	1,932	0.75%	0.20%	0.90%	24.18%	25.05%
	2020	43	34.770	47.560	1,654	1.27%	0.20%	0.90%	15.10%	15.90%
	2019	46	30.209	41.034	1,526	1.13%	0.20%	0.90%	29.14%	30.04%
	2018	50	23.393	31.555	1,272	1.91%	0.20%	0.90%	-6.53%	-5.87%
	2017	55	25.027	33.524	1,509	1.15%	0.20%	0.90%	19.94%	20.78%
DWS Core Equity VIP ‘B’:
	2021	6	43.952	43.952	248	0.45%	0.90%	0.90%	23.83%	23.83%
	2020	6	35.494	35.494	202	1.00%	0.90%	0.90%	14.64%	14.64%
	2019	6	30.962	30.962	186	0.78%	0.90%	0.90%	28.76%	28.76%
	2018	7	24.047	24.047	167	1.68%	0.90%	0.90%	-6.87%	-6.87%
	2017	8	25.820	25.820	208	0.89%	0.90%	0.90%	19.61%	19.61%
DWS CROCI® International VIP ‘A’:
	2021	17	12.004	20.561	278	2.49%	0.20%	0.90%	8.26%	9.02%
	2020	17	11.088	18.992	262	3.07%	0.20%	0.90%	1.70%	2.41%
	2019	16	10.903	18.675	249	3.06%	0.20%	0.90%	20.69%	21.53%
	2018	17	9.034	15.474	208	1.08%	0.20%	0.90%	-15.16%	-14.57%
	2017	16	10.649	18.240	237	6.97%	0.20%	0.90%	20.88%	21.72%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights, continued

		At December 31				For the year ended December 31
		Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
			Lowest	Highest			Lowest	Highest	Lowest	Highest
Deutsche Asset & Wealth
Management Funds, continued:
DWS CROCI® International VIP ‘B’:
	2021	15	$19.222	$19.222	$296	2.21%	0.90%	0.90%	7.97%	7.97%
	2020	15	17.803	17.803	271	2.76%	0.90%	0.90%	1.58%	1.58%
	2019	14	17.527	17.527	244	2.70%	0.90%	0.90%	20.15%	20.15%
	2018	14	14.587	14.587	202	0.82%	0.90%	0.90%	-15.33%	-15.33%
	2017	14	17.229	17.229	237	6.78%	0.90%	0.90%	20.68%	20.68%
DWS CROCI® U.S. VIP:
	2021	292	2.702	31.765	2,212	1.93%	0.90%	0.90%	25.56%	25.56%
	2020	292	2.152	25.300	1,780	2.07%	0.90%	0.90%	-12.94%	-12.94%
	2019	279	2.472	29.061	2,026	1.95%	0.90%	0.90%	31.77%	31.77%
	2018	286	1.876	22.055	1,595	2.61%	0.90%	0.90%	-11.30%	-11.30%
	2017	286	2.115	24.864	1,831	1.51%	0.90%	0.90%	21.79%	21.79%
DWS Equity 500 Index VIP:
	2021	20	44.857	44.857	903	1.46%	0.90%	0.90%	27.25%	27.25%
	2020	21	35.250	35.250	731	1.47%	0.90%	0.90%	17.04%	17.04%
	2019	19	30.118	30.118	582	1.91%	0.90%	0.90%	30.02%	30.02%
	2018	22	23.164	23.164	514	1.83%	0.90%	0.90%	-5.51%	-5.51%
	2017	24	24.514	24.514	592	1.71%	0.90%	0.90%	20.45%	20.45%
DWS Global Equity VIP: (5)
	2021	—	6.067	30.163	N/A	1.24%	0.90%	0.90%	14.99%	14.99%
	2020	112	5.276	26.231	700	0.62%	0.90%	0.90%	23.41%	23.41%
	2019	115	4.275	21.255	582	0.54%	0.90%	0.90%	35.04%	35.04%
	2018	129	3.166	15.740	476	0.80%	0.90%	0.90%	-11.91%	-11.91%
	2017	140	3.594	17.869	595	0.51%	0.90%	0.90%	22.94%	22.94%
DWS Government & Agency Securities VIP:
	2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	2020	N/A	2.356	19.575	N/A	N/A	0.20%	0.90%	0.40%	0.51%
	2019	124	2.346	19.498	506	2.75%	0.20%	0.90%	5.48%	6.21%
	2018	129	2.224	18.485	508	2.79%	0.20%	0.90%	-.036%	0.34%
	2017	132	2.232	18.551	568	2.64%	0.20%	0.90%	0.77%	1.47%
DWS Global Income Builder VIP:
	2021	143	6.552	26.817	1,488	2.44%	0.20%	0.90%	9.97%	10.73%
	2020	160	5.941	24.217	1,471	3.03%	0.20%	0.90%	7.31%	8.06%
	2019	182	5.520	22.411	1,513	3.92%	0.20%	0.90%	19.09%	19.92%
	2018	189	4.621	18.687	1,370	3.95%	0.20%	0.90%	-8.49%	-7.85%
	2017	199	5.035	20.279	1,603	2.92%	0.20%	0.90%	15.50%	16.31%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights, continued

		At December 31				For the year ended December 31
		Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
			Lowest	Highest			Lowest	Highest	Lowest	Highest
Deutsche Asset & Wealth
Management Funds, continued:
DWS Global Small Cap VIP:
	2021	8	40.246	40.246	335	0.34%	0.90%	0.90%	13.92%	13.92%
	2020	10	35.330	35.330	349	0.73%	0.90%	0.90%	16.31%	16.31%
	2019	11	30.374	30.374	340	N/A	0.90%	0.90%	20.21%	20.21%
	2018	13	25.268	25.268	331	0.30%	0.90%	0.90%	-21.22%	-21.22%
	2017	15	32.075	32.075	486	N/A	0.90%	0.90%	18.96%	18.96%
DWS Government Money Market VIP:
	2021	1,276	1.196	13.887	2,871	0.01%	0.00%	0.90%	-0.88%	0.01%
	2020	867	1.203	13.886	1,977	0.24%	0.00%	0.90%	-0.66%	0.24%
	2019	619	1.208	13.853	1,308	1.80%	0.00%	0.90%	0.86%	1.77%
	2018	664	1.194	13.612	1,354	1.36%	0.00%	0.90%	0.48%	1.39%
	2017	690	1.184	13.425	1,442	0.42%	0.00%	0.90%	-0.44%	0.45%
DWS High Income VIP:
	2021	97	3.552	29.124	711	4.59%	0.90%	0.90%	3.08%	3.08%
	2020	94	3.446	28.255	679	5.94%	0.90%	0.90%	5.29%	5.29%
	2019	105	3.273	26.835	853	5.87%	0.90%	0.90%	14.66%	14.66%
	2018	114	2.855	23.404	791	7.95%	0.90%	0.90%	-3.39%	-3.39%
	2017	121	2.955	24.225	865	5.87%	0.90%	0.90%	6.55%	6.55%
DWS International Growth VIP:
	2021	—	34.118	34.118	5	0.43%	0.90%	0.90%	7.15%	7.15%
	2020	—	31.843	31.843	8	1.33%	0.90%	0.90%	21.59%	21.59%
	2019	—	26.188	26.188	7	1.68%	0.90%	0.90%	30.05%	30.05%
	2018	—	20.136	20.136	9	1.02%	0.90%	0.90%	-17.44%	-17.44%
	2017	—	24.388	24.388	11	0.37%	0.90%	0.90%	24.35%	24.35%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights, continued

		At December 31				For the year ended December 31
		Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
			Lowest	Highest			Lowest	Highest	Lowest	Highest
Deutsche Asset & Wealth
Management Funds, continued:
DWS Small Cap Index VIP:
	2021	4	$41.369	$56.252	$168	0.89%	0.20%	0.60%	13.82%	14.27%
	2020	4	36.274	49.422	153	0.91%	0.20%	0.60%	18.72%	19.19%
	2019	4	30.494	41.630	122	1.00%	0.20%	0.60%	24.48%	24.97%
	2018	5	24.449	33.444	112	1.04%	0.20%	0.60%	-11.76%	-11.41%
	2017	5	27.653	37.902	129	0.92%	0.20%	0.60%	13.65%	14.10%
DWS Small Mid Cap Growth VIP:
	2021	640	5.098	47.919	5,107	0.04%	0.20%	0.90%	12.83%	13.61%
	2020	672	4.519	42.177	4,784	0.04%	0.20%	0.90%	29.02%	29.02%
	2019	718	3.502	32.464	3,966	N/A	0.20%	0.90%	21.32%	22.17%
	2018	755	2.887	26.573	3,424	N/A	0.20%	0.90%	-14.36%	-13.76%
	2017	798	3.371	30.814	4,251	0.10%	0.20%	0.90%	21.03%	21.88%
DWS Small Mid Cap Value VIP:
	2021	1	68.042	68.042	91	1.30%	0.90%	0.90%	29.34%	29.34%
	2020	1	52.608	52.608	71	1.18%	0.90%	0.90%	-1.68%	-1.68%
	2019	1	53.509	53.509	73	0.81%	0.90%	0.90%	20.43%	20.43%
	2018	2	44.432	44.432	73	1.44%	0.90%	0.90%	-16.77%	-16.77%
	2017	2	53.383	53.383	89	0.75%	0.90%	0.90%	9.54%	9.54%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Contrafund:
	2021	26	172.975	172.975	4,458	0.06%	0.90%	0.90%	26.70%	26.70%
	2020	28	136.529	136.529	3,764	0.24%	0.90%	0.90%	29.40%	29.40%
	2019	31	105.507	105.507	3,322	0.47%	0.90%	0.90%	30.40%	30.40%
	2018	34	80.908	80.908	2,746	0.73%	0.90%	0.90%	-7.22%	-7.22%
	2017	37	87.200	87.200	3,235	1.02%	0.90%	0.90%	20.79%	20.79%
Fidelity VIP Equity Income:
	2021	24	39.208	99.455	1,333	1.94%	0.20%	0.90%	23.78%	24.64%
	2020	25	31.519	80.349	1,141	1.64%	0.20%	0.90%	5.74%	6.48%
	2019	26	29.660	75.985	1,114	2.03%	0.20%	0.90%	26.31%	27.19%
	2018	28	23.366	60.159	948	2.30%	0.20%	0.90%	-9.11%	-8.48%
	2017	31	25.581	66.193	1,127	1.72%	0.20%	0.90%	11.89%	12.67%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights, continued

		At December 31				For the year ended December 31
		Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
			Lowest	Highest			Lowest	Highest	Lowest	Highest
Fidelity Variable Insurance Products
Fund, continued:
Fidelity VIP Growth:
	2021	20	$74.860	$221.286	$1,540	N/A	0.20%	0.60%	22.48%	22.97%
	2020	21	60.999	180.671	1,269	0.07%	0.20%	0.60%	43.04%	43.61%
	2019	23	42.561	126.31	982	0.27%	0.20%	0.60%	33.51%	34.05%
	2018	26	31.815	94.607	817	0.26%	0.20%	0.60%	-0.77%	-0.37%
	2017	26	31.997	95.339	838	0.22%	0.20%	0.60%	34.33%	34.86%
Fidelity VIP Growth Opportunities:
	2021	17	138.229	138.229	2,340	N/A	0.90%	0.90%	10.94%	10.94%
	2020	18	124.594	124.594	2,235	0.01%	0.90%	0.90%	67.15%	67.15%
	2019	22	74.538	74.538	1,613	0.16%	0.90%	0.90%	39.58%	39.58%
	2018	24	53.400	53.400	1,296	0.13%	0.90%	0.90%	11.45%	11.45%
	2017	26	47.913	47.913	1,252	0.22%	0.90%	0.90%	33.32%	33.32%
Fidelity VIP High Income:
	2021	6	23.499	25.849	162	5.54%	0.20%	0.90%	3.48%	4.20%
	2020	6	22.596	24.980	144	4.81%	0.20%	0.90%	1.83%	2.54%
	2019	6	22.080	24.531	143	5.14%	0.20%	0.90%	14.08%	14.88%
	2018	7	19.259	21.504	140	5.23%	0.20%	0.90%	-4.15%	-3.48%
	2017	9	19.993	22.435	187	5.33%	0.20%	0.90%	5.98%	6.72%
Fidelity VIP Index 500:
	2021	6	665.670	665.670	3,838	1.26%	0.90%	0.90%	27.43%	27.43%
	2020	6	522.379	522.379	3,178	1.59%	0.90%	0.90%	17.18%	17.18%
	2019	7	445.774	445.774	3,074	1.98%	0.90%	0.90%	30.18%	30.18%
	2018	8	342.432	342.432	2,667	1.95%	0.90%	0.90%	-5.35%	-5.35%
	2017	8	361.780	361.780	2,971	1.81%	0.90%	0.90%	20.63%	20.63%
Fidelity VIP Overseas:
	2021	3	27.707	55.135	101	0.54%	0.20%	0.60%	18.99%	19.46%
	2020	4	23.240	46.338	87	0.38%	0.20%	0.60%	14.92%	15.38%
	2019	5	20.182	40.320	92	1.72%	0.20%	0.60%	27.00%	27.51%
	2018	5	15.859	31.747	80	1.66%	0.20%	0.60%	-15.32%	-14.98%
	2017	5	18.690	37.490	94	1.45%	0.20%	0.60%	29.51%	30.03%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights, continued

		At December 31				For the year ended December 31
		Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio (2)	Expenses Ratio (3)		Total Return (4)
			Lowest	Highest			Lowest	Highest	Lowest	Highest
Franklin Templeton Variable
Insurance Products Trust:
Templeton Developing Markets:
	2021	8	$20.712	$22.259	$165	0.89%	0.20%	0.90%	-6.58%	-5.93%
	2020	8	22.171	23.756	169	3.75%	0.20%	0.90%	16.14%	16.95%
	2019	7	19.090	20.394	132	0.98%	0.20%	0.90%	25.57%	26.44%
	2018	7	15.203	16.193	103	0.87%	0.20%	0.90%	-16.55%	-15.96%
	2017	6	18.218	19.347	118	1.03%	0.20%	0.90%	39.16%	40.13%
Templeton Foreign:
	2021	4	16.440	37.347	61	1.91%	0.20%	0.60%	3.54%	3.95%
	2020	4	15.847	36.071	56	2.97%	0.20%	0.60%	-1.75%	-1.36%
	2019	3	16.097	36.712	52	1.70%	0.20%	0.60%	11.86%	12.30%
	2018	3	14.362	32.821	45	2.82%	0.20%	0.60%	-15.95%	-15.61%
	2017	3	17.053	39.049	54	2.59%	0.20%	0.60%	16.00%	16.46%
Templeton Global Bond:
	2021	3	14.774	34.062	43	N/A	0.20%	0.60%	-5.56%	-5.18%
	2020	3	15.613	36.068	42	10.46%	0.20%	0.60%	-5.85%	-5.47%
	2019	6	16.549	38.307	100	7.00%	0.20%	0.60%	1.40%	1.81%
	2018	6	16.287	37.777	102	N/A	0.20%	0.60%	1.33%	1.73%
	2017	6	16.042	37.282	102	N/A	0.20%	0.60%	1.32%	1.72%
Invesco Variable Insurance Funds:
Invesco V.I. Discovery Mid Cap Growth:
	2021	6	17.483	17.600	105	N/A	0.20%	0.60%	18.39%	18.86%
	2020	7	14.768	14.807	103	N/A	0.20%	0.60%	47.68%	48.07%
	2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Diversified Dividend:
	2021	4	18.396	23.592	100	2.16%	0.20%	0.60%	18.18%	18.66%
	2020	4	18.396	23.592	92	2.97%	0.20%	0.60%	-0.46%	-0.06%
	2019	3	18.480	23.605	78	2.84%	0.20%	0.60%	24.35%	24.84%
	2018	4	14.862	18.908	71	2.51%	0.20%	0.60%	-8.13%	-7.76%
	2017	4	16.177	20.499	78	1.65%	0.20%	0.60%	7.93%	8.36%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights, continued

	At December 31					For the year ended December 31
		Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)
			Lowest	Highest			Lowest	Highest	Lowest	Highest
Invesco Variable Insurance Funds, continued:
Invesco V.I. Equity and Income: (6)
	2021	—	$10.51	$10.51	$164	3.62%	0.90%	0.90%	5.10%	5.10%
	2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Technology:
	2021	4	67.244	75.090	288	N/A	0.20%	0.60%	13.73%	14.18%
	2020	4	59.126	65.763	285	N/A	0.20%	0.60%	45.24%	45.82%
	2019	5	40.708	45.098	217	N/A	0.20%	0.60%	35.07%	35.61%
	2018	5	30.139	33.256	165	N/A	0.20%	0.60%	-1.05%	-0.65%
	2017	5	30.459	30.475	167	N/A	0.20%	0.60%	34.33%	34.86%
Janus Henderson Series:
Janus Henderson Balanced:
	2021	61	39.426	124.400	2,394	0.91%	0.20%	0.60%	16.50%	16.96%
	2020	59	33.775	106.784	2,012	1.73%	0.20%	0.60%	13.63%	14.08%
	2019	62	29.665	93.975	1,857	1.97%	0.20%	0.60%	21.86%	22.34%
	2018	61	24.296	77.119	1,494	2.29%	0.20%	0.60%	0.08%	0.48%
	2017	62	24.228	77.059	1,509	1.64%	0.20%	0.60%	17.73%	18.19%
Janus Henderson Enterprise:
	2021	26	68.178	196.088	1,783	0.32%	0.20%	0.60%	16.13%	16.60%
	2020	28	58.590	168.847	1,647	0.07%	0.20%	0.60%	18.76%	19.24%
	2019	35	49.236	142.173	1,733	0.21%	0.20%	0.60%	34.68%	35.21%
	2018	38	36.486	105.566	1,382	0.26%	0.20%	0.60%	-1.01%	-0.61%
	2017	39	36.785	106.645	1,441	0.25%	0.20%	0.60%	26.66%	27.17%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights, continued

		At December 31				For the year ended December 31
		Units	Unit Fair Value		Net Assets(1)	Investment Income	Expense Ratio (3)		Total Return (4)
		(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Janus Henderson Series, continued:
Janus Henderson Flexible Bond:
	2021	6	$18.474	$31.655	$105	2.08%	0.20%	0.60%	-1.49%	-1.10%
	2020	5	18.716	32.134	97	2.80%	0.20%	0.60%	9.82%	10.26%
	2019	5	17.008	29.260	89	2.86%	0.20%	0.60%	8.92%	9.35%
	2018	7	15.584	26.864	110	3.16%	0.20%	0.60%	-1.60%	-1.20%
	2017	7	15.805	27.300	108	2.97%	0.20%	0.60%	3.00%	3.41%
Janus Henderson Forty:
	2021	18	182.502	182.502	3,375	N/A	0.90%	0.90%	21.80%	21.80%
	2020	20	149.837	149.837	2,938	0.26%	0.90%	0.90%	38.16%	38.16%
	2019	21	108.453	108.453	2,322	0.16%	0.90%	0.90%	35.94%	35.94%
	2018	23	79.782	79.782	1,845	N/A	0.90%	0.90%	1.07%	1.07%
	2017	23	78.939	78.939	1,847	N/A	0.90%	0.90%	29.16%	29.16%
Janus Henderson Global Research:
	2021	30	39.492	99.070	1,172	0.53%	0.20%	0.60%	17.39%	17.85%
	2020	31	33.576	84.397	1,039	0.67%	0.20%	0.60%	19.34%	19.82%
	2019	31	28.078	70.717	873	1.02%	0.20%	0.60%	28.27%	28.79%
	2018	33	21.846	55.130	731	1.22%	0.20%	0.60%	-7.42%	-7.05%
	2017	33	23.551	59.552	783	0.82%	0.20%	0.60%	26.27%	29.77%
Janus Henderson Overseas:
	2021	30	22.215	87.402	672	1.17%	0.20%	0.60%	12.91%	13.36%
	2020	33	19.637	77.411	639	1.22%	0.20%	0.60%	15.60%	16.06%
	2019	34	16.952	66.963	577	1.70%	0.20%	0.60%	26.26%	26.76%
	2018	43	13.400	53.035	582	1.87%	0.20%	0.60%	-15.45%	-15.11%
	2017	43	15.817	62.729	682	1.71%	0.20%	0.60%	30.34%	30.86%
Janus Henderson Research:
	2021	29	60.887	114.325	1,765	0.10%	0.20%	0.60%	19.62%	20.09%
	2020	32	50.802	95.577	1,588	0.39%	0.20%	0.60%	32.16%	32.69%
	2019	34	38.363	72.319	1,311	0.47%	0.20%	0.60%	34.71%	35.25%
	2018	37	28.421	53.684	1,056	0.59%	0.20%	0.60%	-3.16%	-2.77%
	2017	38	29.290	55.436	1,115	0.40%	0.20%	0.60%	27.12%	27.63%

ZALICO VARIABLE SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

Notes to Financial Statements

(6) Unit Values and Financial Highlights, continued

		At December 31				For the year ended December 31
		Units	Unit Fair Value		Net Assets(1)	Investment Income	Expense Ratio (3)		Total Return (4)
		(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged):
	2021	3	$24.653	$24.653	$79	1.58%	0.90%	0.90%	-2.83%	-2.83%
	2020	3	25.371	25.371	80	5.83%	0.90%	0.90%	4.62%	4.62%
	2019	3	24.252	24.252	78	1.79%	0.90%	0.90%	6.05%	6.05%
	2018	3	22.868	22.868	73	1.33%	0.90%	0.90%	1.21%	1.21%
	2017	3	22.595	22.595	70	4.92%	0.90%	0.90%	1.85%	1.85%
PIMCO Low Duration:
	2021	3	17.052	17.052	54	0.55%	0.90%	0.90%	-1.81%	-1.81%
	2020	3	17.366	17.366	47	1.21%	0.90%	0.90%	2.07%	2.07%
	2019	3	17.014	17.014	50	2.78%	0.90%	0.90%	3.10%	3.10%
	2018	3	16.502	16.502	47	1.95%	0.90%	0.90%	-0.56%	-0.56%
	2017	3	16.595	16.595	43	1.34%	0.90%	0.90%	0.45%	0.45%

Notes:

(1)	Net Assets equals Policy Owners’ Equity. N/A is noted if the subaccount ceased as an investment option.
(2)

This ratio represents dividends, excluding distribution of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes the expense charges that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends in the underlying fund in which the subaccounts invest. N/A is noted if the fund did not pay any dividends or subaccount ceased as an investment option.

(3)

This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges for each period presented. The ratios include only those expenses that result in a direct reduction to unit values. Charges that require redemption of policy owner units and expenses of the underlying fund are excluded. N/A is noted if the subaccount ceased as an investment option.

(4)

Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The total return does not include any expenses assessed through redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. N/A is noted if the subaccount ceased as an investment option.

(5)	For the period from January 1, 2021 to October 28, 2021 (date of liquidation).
(6)	For the period from April 30, 2021 (commencement of operations) to December 31, 2021.

(7) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2021, and through April 26, 2022. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

Zurich American Life Insurance Company

Statutory Financial Statements

December 31, 2021, 2020 and 2019

Zurich American Life Insurance Company

Index

December 31, 2021, 2020 and 2019

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Auditors

Board of Directors

Zurich American Life Insurance Company

We have audited the statutory-basis financial statements of Zurich American Life Insurance Company (the Company), which comprise the statement of admitted assets, liabilities, and capital and surplus as of December 31, 2021, and the related statement of operations, changes in capital and surplus and cash flow for the year then ended, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 2 and accounting principles generally accepted in the United States, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

1

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements. In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report of Other Auditors on December 31, 2020 Financial Statements

The statutory-basis financial statements of Zurich American Life Insurance Company for the year ended December 31, 2020, were audited by other auditors who expressed an adverse opinion with respect to conformity with U.S. generally accepted accounting principles and an unmodified opinion with respect to conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance on those statements on April 23, 2021.

April 26, 2022

2

Report of Independent Auditors

To the Board of Directors of Zurich American Life Insurance Company

We have audited the accompanying statutory financial statements of Zurich American Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and December 31, 2019, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298 2000, F: (312) 298 2001, www.pwc.com/us

3

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and December 31, 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020, and December 31, 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance described in Note 2.

Emphasis of Matter

As discussed in Note 6 to the financial statements, the Company has entered into significant transactions with its parent company Zurich Insurance Group Ltd and its affiliates, which are related parties. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 23, 2021

4

Zurich American Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2021 and 2020

(in thousands of dollars)	2021	2020
Admitted assets
Cash and invested assets:
Fixed maturities, at amortized cost (fair value of $1,018,472 and $1,086,055, respectively)	$978,169	$1,009,428
Investment in subsidiary	20,267	20,177
Contract loans	176,642	183,094
Cash, cash equivalents and short-term investments	65,638	106,139
Receivables for securities	2	678

Total cash and invested assets	1,240,718	1,319,516
Federal income tax receivable	27,450	8,922
Other amounts receivable under reinsurance contracts	39,996	46,718
Deferred and uncollected premiums	21,477	16,116
Investment income due and accrued	14,671	12,019
Guaranty funds receivable or on deposit	36	35
Receivable from separate accounts	32,654	30,151
Receivables from parent, subsidiaries and affiliates	347	459
Net deferred income tax asset	1,055	1,763
Other assets	339	5,381
Separate account assets	15,521,673	14,465,829

Total admitted assets	$16,900,416	$15,906,909

Liabilities and capital and surplus
Liabilities:
Life and annuity reserves	$616,253	$605,852
Supplemental contracts without life contingencies	4,538	4,653
Claims and benefits payable to policyholders	77,842	72,017

Total policy liabilities	698,633	682,522
Provision for experience rating refunds	387,362	456,267
Other amounts payable on reinsurance	68,551	64,614
Interest maintenance reserve	12,717	14,175
General expenses due or accrued	6,546	12,345
Transfers to separate accounts due or accrued	(18)	(191)
Taxes, licenses and fees due or accrued	7,050	6,729
Asset valuation reserve	3,354	3,059
Payable to affiliates	10,510	10,981
Funds held under coinsurance	3,073	3,156
Commission to agents due or accrued	1,476	1,246
Payable for securities	—	10,504
Other liabilities	15,935	11,368
Separate account liabilities	15,521,673	14,465,829

Total liabilities	16,736,862	15,742,604

Capital and surplus:
Capital stock ($10 par value – 300,000 authorized shares; 250,000 shares issued and outstanding)	2,500	2,500
Paid-in and contributed surplus	956,970	956,970
Unassigned deficit	(795,916)	(795,165)

Total capital and surplus	163,554	164,305

Total liabilities and capital and surplus	$16,900,416	$15,906,909

The accompanying notes are an integral part of these statutory financial statements.

5

Zurich American Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2021, 2020 and 2019

(in thousands of dollars)	2021	2020	2019
Income and loss:
Premium and annuity considerations	$862,797	$614,100	$1,059,782
Considerations for supplemental contracts with life contingencies	13,220	11,454	8,559
Net investment income	25,190	30,431	32,304
Amortization of interest maintenance reserve	3,247	2,102	600
Separate account fees	405,915	499,783	383,620
Separate account losses	(557)	(474)	(84)
Commissions and expense allowances on reinsurance ceded	47,564	46,693	67,464
Fee income from non-variable separate account funds	3,330	1,596	1,559
Other income (loss)	1,296	(314)	(506)
Gain on sale—Corporate Life and Pension (see footnote 1)	—	22,025	—

Total income	1,362,002	1,227,396	1,553,298

Benefits and expenses:
Death benefits	401,310	352,312	385,247
Annuity benefits	33,555	50,256	26,952
Disability benefits	105	1,239	6,182
Surrender benefits	31,985	27,174	306,500
Interest and adjustments on policy or deposit-type contracts	3,265	(8,512)	5,305
Payments on supplementary contracts with life contingencies	19,570	19,247	19,967
Increase in aggregate reserves for life policies and contracts	10,400	7,724	129,975
Commissions	47,948	77,606	86,708
General expenses	35,485	37,848	40,382
Insurance taxes, licenses and fees	14,638	16,763	14,334
Change in loading on deferred and uncollected premiums	(91)	(89)	108
Net transfers to separate accounts	612,898	376,903	70,043
Experience rating refunds	43,477	164,615	397,138
Reinsured fees associated with separate accounts	33,552	31,773	31,450
Variable separate account fees ceded and other	92,223	91,403	80,461

Total benefits and expenses	1,380,320	1,246,262	1,600,752

Net loss from operations before federal income taxes and total realized capital losses after taxes	(18,318)	(18,866)	(47,454)
Federal income tax (benefit) expense	(17,754)	60,245	1,415

Net loss from operations before total realized capital losses after taxes	(564)	(79,111)	(48,869)

Net realized capital gains before taxes	2,259	12,613	4,348
Less: related federal income tax expense	800	2,776	1,223
Less: realized gains transferred to the interest maintenance reserve	1,788	9,872	3,422

Total realized capital losses after taxes	(329)	(35)	(297)

Net loss	$(893)	$(79,146)	$(49,166)

The accompanying notes are an integral part of these statutory financial statements.

6

Zurich American Life Insurance Company

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2021, 2020 and 2019

(in thousands of dollars)	Capital Stock	Paid-in and Contributed Surplus	Unassigned Deficit	Total Capital and Surplus
Balances at December 31, 2018	$2,500	$789,970	$(665,902)	$126,568
Net loss	—	—	(49,166)	(49,166)
Change in:
Net unrealized capital losses, net of tax	—	—	(2,521)	(2,521)
Nonadmitted assets	—	—	(12,711)	(12,711)
Net deferred income tax	—	—	12,930	12,930
Liability for unauthorized reinsurance	—	—	(52)	(52)
Asset valuation reserve	—	—	(489)	(489)
Paid-in capital	—	92,000	—	92,000
Surplus as a result of reinsurance	—	—	(148)	(148)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(191)	(191)

Balances at December 31, 2019	$2,500	$881,970	$(718,250)	$166,220
Net loss	—	—	(79,146)	(79,146)
Change in:
Net unrealized capital gains, net of tax	—	—	1,875	1,875
Nonadmitted assets	—	—	(95,277)	(95,277)
Net deferred income tax	—	—	96,887	96,887
Liability for unauthorized reinsurance	—	—	(264)	(264)
Asset valuation reserve	—	—	(620)	(620)
Paid-in capital	—	75,000	—	75,000
Surplus as a result of reinsurance	—	—	(162)	(162)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(208)	(208)

Balances at December 31, 2020	$2,500	$956,970	$(795,165)	$164,305
Net loss	—	—	(893)	(893)
Change in:
Net unrealized capital gains, net of tax	—	—	65	65
Nonadmitted assets	—	—	12,382	12,382
Net deferred income tax	—	—	(11,921)	(11,921)
Liability for unauthorized reinsurance	—	—	317	317
Asset valuation reserve	—	—	(295)	(295)
Surplus as a result of reinsurance	—	—	(177)	(177)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(229)	(229)

Balances at December 31, 2021	$2,500	$956,970	$(795,916)	$163,554

The accompanying notes are an integral part of these statutory financial statements.

7

Zurich American Life Insurance Company

Statutory Statements of Cash Flows

Years Ended December 31, 2021, 2020 and 2019

(in thousands of dollars)	2021	2020	2019
Cash flow from operating activities:
Premiums collected, net of reinsurance	$802,275	$739,403	$1,405,446
Net investment income	25,534	28,533	34,865
Miscellaneous income	457,548	569,308	452,052
Benefits and loss related payments	(474,105)	(449,564)	(688,268)
Net transfers to separate accounts	(612,726)	(376,570)	(73,706)
Commissions, expenses paid and aggregate write-ins for deductions	(275,158)	(407,779)	(655,729)
Federal and foreign income taxes (paid) recovered	(1,574)	(69,293)	7,951

Net cash (used in) provided by operations	(78,206)	34,038	482,611

Cash flow from investing activities:
Proceeds from investments sold, matured or repaid
Fixed maturities	377,319	521,628	288,404
Stocks	—	—	97
Net gains on cash, cash equivalents and short-term investments	1	114	7
Miscellaneous proceeds	677	—	31,174

Total investment proceeds	377,997	521,742	319,682

Cost of investments acquired
Fixed maturities	346,645	595,802	742,309
Stocks	—	—	85
Miscellaneous applications	10,504	22,372	460

Total investments acquired	357,149	618,174	742,854

Net (decrease) increase in contract loans	(6,451)	1,291	115,709

Net cash provided by (used in) investments	27,299	(97,723)	(538,881)

Cash flow from financing activities:
Capital contributions	—	75,000	92,000
Net deposits on deposit-type funds and other liabilities	(114)	(11,832)	(1,462)
Other cash provided (applied)	10,520	3,341	(6,050)

Net cash provided by financing and miscellaneous sources	10,406	66,509	84,488

Net change in cash, cash equivalents and short-term investments	(40,501)	2,824	28,218
Cash, cash equivalents and short-term investments:
Beginning of year	106,139	103,315	75,097

End of year	$65,638	$106,139	$103,315

The accompanying notes are an integral part of these statutory financial statements.

8

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

1.	The Company and Nature of Operations

Organization and Description of Business

Zurich American Life Insurance Company (“ZALICO” or the “Company”) is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the state of Illinois and is licensed in the District of Columbia and all states, except New York.

The Company is a wholly owned subsidiary of Zurich American Company, LLC (“ZAC”), a non-operating holding company incorporated under the laws of the state of Delaware. ZAC is a wholly owned subsidiary of Zurich Holding Company of America, Inc., (“ZHCA”) a Delaware Corporation, which in turn is a wholly owned subsidiary of Zurich Insurance Group Ltd. (“ZIG”), a financial services company domiciled in Switzerland.

Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly owned subsidiaries, to a former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the Company’s Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”).

On July 3, 2006, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

In addition to the above transactions, the Company has entered into various affiliated and unaffiliated reinsurance agreements in order to execute strategic transactions and manage various risks to control its net exposures, and limit the volatility of losses, in an effort to protect capital and surplus. These reinsurance transactions have been disclosed in various sections of the following notes to the statutory financial statements.

The Company markets a variety of life insurance products primarily through independent insurance agents and brokers. The Company’s products include fixed universal life, indexed universal life, level term, guaranteed death benefit, life portability and conversion. The Company also offers a series of private placement products including variable annuity, individual variable universal life and variable life.

Additionally, the Company marketed group term life products, accidental death & dismemberment, group long term disability and short-term disability insurance. These products were primarily sold through the Corporate Life and Pension (“CLP”) business, which was sold to American Family Life Insurance Company of Columbus (“Aflac”). See ‘Discontinued Operations’ below for additional information.

The Company had also previously marketed registered individual and group variable, fixed and market value adjusted deferred annuity products (“DESTINATIONS Products”), as well as non-registered group variable universal life (“PPVUL”) and business owned life insurance (“BOLI”).

9

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Non-Registered Group Life Insurance

The Company marketed PPVUL and BOLI from 1997 to 2003. PPVUL and BOLI are a form of group life insurance, which enables clients to buy variable life insurance on key employees. The policies remain in force until the last insured dies or the policy is surrendered or exchanged. The policyholder has flexibility regarding premiums and the right to allocate premiums to various divisions with differing investment objectives. The policyholders may also borrow from the investment value of the policies, surrender the policies for their cash surrender values or, in some cases, make partial withdrawals from the cash surrender values. Death benefits on the life of any insured are at least equal to the face amount on the individual insured provided the cash value relating to the insured is greater than zero.

The Company records as fees cost of insurance charges taken from the separate accounts, which is recorded as separate account fees. Cost of insurance charges ceded to reinsurers are recorded as a reduction of premiums. The BOLI policies are experience rated contracts with profitability based in part on the policyholder’s mortality experience. Separate account fees collected which are expected to be returned to policyholders due to favorable mortality experience are recorded as a liability in the provision for experience rating refunds. Cost of insurance charges collected in excess of amounts needed to pay death benefits, and to establish mortality reserves, are returned to the policyholder as an experience rating refund expense.

Prior to January 1, 2019, Zurich Insurance Company’s Bermuda Branch (“ZIBB”), a branch of Zurich Insurance Company Ltd. (“ZIC”), a wholly owned subsidiary of ZIG, reinsured 98% of the mortality risk and 98% of the net amount at risk of the BOLI policies. On January 1, 2019, the reinsurance treaty with ZIBB was terminated. Under a new arrangement with ZIBB, ZALICO assumed back the responsibility to pay all death benefit payments for certain of the Company’s group variable life insurance contracts.

ZIBB offered a stable value protection (“SVP”) option in conjunction with the BOLI policies. The SVP option allows purchasers of the option to make investments into SVP divisions of the Company’s separate accounts. These SVP divisions purchase value protection from a stable value provider which offers smooth or stabilized investment returns over a specified period of time. ZIBB continues to provide the SVP option to the policyholder and net amount at risk protection to the Company.

Separate Accounts

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the contract holder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the contract holder. Non-guaranteed separate account assets are segregated from other investments. Investment income and gains and losses are credited to or charged against the non-guaranteed accounts without regard to other income, gains or losses of the Company. Mortality, policy administration and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the life and annuity reserves line item in the financial statements.

BFP Securities LLC

BFP Securities LLC (“BFPS”) and Investment Distributors, Inc. (“IDI”), affiliates of Protective Life, are the principal underwriters for ZALICO’s variable separate accounts. BFPS is also the primary wholesaling distributor of ZALICO’s BOLI and mortality-based funding products. BFPS is a wholly owned subsidiary of Benefit Finance Partners, LLC (“BFP”). BFP is 50% owned by Bancorp Services, L.L.C. (“Bancorp”), an unaffiliated party, and 50% owned by Zurich Benefit Finance LLC (“ZBF”), an affiliate of ZALICO.

10

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Discontinued Operations

On March 19, 2020, an agreement was executed between ZALICO and the Company’s wholly owned subsidiary, Zurich American Life Insurance Company of New York (“ZALICONY”) (ZALICO and ZALICONY, collectively the “Companies”), ZHCA, ZIC, Aflac and American Family Life Assurance of New York (“Aflac NY”) to sell the Companies’ CLP business. The transaction closed on November 2, 2020. Part of the transaction required the recapture of CLP net liabilities previously ceded to ZIC as of the closing date, and, subsequently, the Companies ceded 100% of the in-force net CLP liabilities to Aflac and Aflac NY through reinsurance agreements dated as of November 2, 2020.

In addition, the Companies and Aflac entered into an agreement with Benefit Harbor LP to transfer the assets and employees of Benefit Harbor Insurance Services, LLC, the third-party administrator for the Companies CLP business. The Companies, Aflac and Aflac NY also entered into Administrative Services Agreements where the Companies will front CLP business directly written by the Companies to Aflac and Aflac NY in exchange for a fronting fee to be determined as a percentage of premiums written and fees collected until Aflac and Aflac NY obtain the proper licensing to write the business directly.

There were no assets for the CLP business on ZALICO’s balance sheet and, as a result, held-for-sale classification was not required. ZALICO recorded a pre-tax gain of $22.0 million in 2020 related to the discontinued operations sold to Aflac, equal to the fair value of consideration received less the costs to sell.

2.	Summary of Significant Accounting Policies

Basis of Presentation

The financial statements and supplemental schedules have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation (“Illinois Department of Insurance”).

The Illinois Department of Insurance recognizes only Statements of Statutory Accounting Principles (“SSAP” or “statutory basis of accounting”) prescribed or permitted by the State of Illinois for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Illinois Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual version effective January 1, 2001 (“the Manual”) has been adopted as a component of prescribed or permitted practices by the State of Illinois.

The statutory basis of accounting differs from accounting principles generally accepted in the United States of America (“US GAAP”) in certain respects, which in some cases may be material. The most significant of these differences are as follows:

•

Cash and cash equivalents consist of cash on hand, deposits in banks and other investments, with an original maturity of 90 days or less. Cash and cash equivalents are carried at cost, which approximates fair value as required by the NAIC. Investments in money market mutual funds are carried at fair value or net asset value (“NAV”). Under US GAAP, cash and cash equivalents are carried at fair value and have a maturity of 12 months or less;

•

Fixed maturities are carried at cost, adjusted for amortization of premium or discount. Fixed maturities with NAIC designations of 6 are reported at the lower of amortized cost or fair value. All other fixed maturities are reflected at amortized cost. Discount or premium on fixed maturities is amortized using the interest method on a prospective basis. A yield to worst amortization method is used to take into consideration any fixed maturity call or sinking fund feature. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management’s intent as to whether

11

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

fixed maturities are available for sale or will be held until maturity. Differences between cost and admitted asset investment carrying amounts are credited and charged directly to unassigned surplus rather than to a separate component of stockholder’s equity and other comprehensive income;

•

Included within the fixed maturities, loan-backed securities are amortized using the interest method including anticipated prepayments at the date of purchase. Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from the respective asset managers and the prepayment windows and/or cash flows were obtained from Bloomberg. The Company has elected to use the book value as of January 1,1994 as the cost for applying the prospective adjustment method to securities purchased prior to that date. Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable are written down to the present value of expected cash flows to be received. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management’s intent as to whether fixed maturities are available for sale or will be held until maturity;

•

Investments in United States (“US”) insurance company common stocks are not consolidated as required by US GAAP, and are carried at the underlying audited statutory equity of the insurance company, with equity in earnings being recorded directly to unassigned surplus as net unrealized gains or losses rather than recorded through the statements of operations;

•

The asset valuation reserve (“AVR”) is determined by NAIC prescribed formulas, which establish a provision for the risk of asset defaults and is reported as a liability with changes recorded directly to unassigned surplus. Under US GAAP, no such liability is established;

•

An interest maintenance reserve (“IMR”) is required under SSAP in order to defer certain realized investment gains and losses, net of tax, related to interest rate fluctuations, and to amortize such gains and losses through operating income over the remaining life of the securities sold. Any net unamortized deferred losses are nonadmitted and charged directly to unassigned surplus. No such reserve is required by US GAAP;

•

Life and annuity reserves under statutory accounting practices are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and Company experience. Under the statutory basis of accounting, the NAIC Reserve Valuation Method is used for the majority of individual insurance reserves; under US GAAP, individual insurance policyholder liabilities for traditional forms for insurance are generally established using the net premium method. For interest-sensitive policies, a liability for policyholder account balances is established under GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy valuation assumptions used in the estimation of policyholder liabilities are generally prescribed under SSAP; under US GAAP, policy valuation assumptions are based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation;

•

Certain contracts, in particular deferred annuities with mortality risk, are considered “life contracts” under SSAP and, accordingly, premiums associated with these contracts are reported as revenues. Under US GAAP, the Company’s deferred annuities are classified as either “insurance contracts” or “investment contracts” and, accordingly, for those annuities, premiums are not reported as revenues. Amounts received for investment contracts are also not reported as policy liabilities and insurance reserves under US GAAP;

•

Under SSAP, the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) is used for the majority of individual deferred annuity reserves; under US GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, in addition to liabilities for certain guarantees under variable annuity contracts;

12

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

•

Under statutory accounting practices, costs of acquiring new business are charged to operations in the year such costs are incurred. Under US GAAP, such costs are deferred and amortized over the premium-paying period of the policies for traditional products, or as a level percentage of gross profits for interest sensitive products;

•

Under statutory accounting practices, premiums are recognized as revenues when due. For US GAAP purposes, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole and term life insurance policies, are recognized as revenues when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, interest earned, policy administration charges and surrender charges assessed against policyholder account balances during the year. Expenses related to these products include interest credited to policy account balances, benefit claims incurred in excess of policy account balances and commissions and expense allowances on reinsurance assumed. Revenues also include commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded. Under the statutory basis of accounting, deferred premiums, representing gross premiums less loading, are reported as an admitted asset. Under US GAAP, uncollected premiums are stated at gross amounts and deferred premiums are reflected as a reduction of the related aggregate reserve. Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under US GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately;

•

Assets and liabilities are reported gross of reinsurance under US GAAP and net of reinsurance under the statutory basis of accounting. Certain reinsurance transactions are accounted for as financing transactions under US GAAP and as reinsurance for SSAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under the statutory basis of accounting, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses. Reserves and reinsurance recoverables on unpaid claims on reinsured business are netted with aggregate reserves and the liability for life policy claims, respectively. Under US GAAP, these reinsured amounts are reflected as an asset;

•

Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Deferred income tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. Net deferred tax assets are limited to their admissible amount according to a prescribed formula. Changes in deferred income tax assets and liabilities are reported as adjustments to surplus. Comprehensive income is not determined for statutory reporting purposes. Under US GAAP, changes in deferred income taxes are included in income tax expense or benefit and are allocated to continuing operations, discontinued operations, extraordinary items and items charged directly to shareholders’ equity. There are no admissibility considerations under US GAAP;

•

Certain assets are considered nonadmitted assets for statutory purposes and any changes in such assets are credited or charged directly to unassigned surplus. There are no nonadmitted assets for US GAAP purposes; and

•

The statutory statement of cash flows is presented as required and differs from US GAAP presentation. The Company defines cash as cash in banks and money market accounts and considers all highly liquid investments, with maturity of one year or less when purchased, to be short-term investments.

13

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Investments

Investments are valued as prescribed by the NAIC and as required by the Illinois Department of Insurance. All security transactions are recorded on a trade date basis.

The Company’s investment in the common stock of its wholly owned insurance subsidiary is accounted and reported under the equity method as described in SSAP No. 97, “Investments in Subsidiary, Controlled and Affiliated Entities,” and valued in accordance with section 3(ii) (D) of the NAIC Valuations Securities manual and reported based on the audited statutory capital and surplus of the subsidiary. Changes in the carrying value of such investments are reflected as unrealized gains or losses in capital and surplus.

The Company records short-term investments at cost or amortized cost.

Contract loans are carried at the aggregate of the unpaid balance provided the unpaid balance does not exceed either cash surrender value of the policy or the policy reserves. The excess of the unpaid loan balance over the cash surrender value is nonadmitted and reflected as an unrealized capital loss.

Upon default or indication of potential default by an issuer of fixed maturity securities, other than mortgage-backed securities, the issue(s) of such issuer would be analyzed for possible write-down. Any such issue would be written down to its net realizable value (or “fair value”) during the fiscal year in which the impairment was determined to have become other than temporary. Thereafter, each issue is regularly reviewed, and additional write-downs may be taken in light of later developments. Write-downs are included as part of net realized capital gains and losses. All loan-backed and structured securities were reviewed to determine if there were any indications of potential for other than temporary impairment classification (“OTTI”). Where such an indication existed, cash flow and credit support analyses were performed. If it was determined that the Company was to receive less than 100% of contractual cash flows, the OTTI impact was measured and recorded in accordance with SSAP 43R, “Loan-Backed and Structured Securities.”

In determining fair market value, for the majority of securities, quotes were obtained from third party sources. If quotes from these sources were not available, a broker estimate was used.

Investment income is recorded when earned. All investment income due and accrued amounts that are over 90 days past due, are excluded from surplus. The Company had $1,134 in investment income due and accrued that was over 90 days past due at December 31, 2021. The Company had no investment income due and accrued that was over 90 days past due at December 31, 2020.

Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, which are not transferred to the IMR and write-downs are credited or charged to income or loss, net of applicable federal income tax. Unrealized gains and losses are credited or charged to surplus, net of deferred tax.

Life and Annuity Reserves

Liabilities for policy reserves on annuity contracts are calculated based on CARVM. Interest crediting rates under the contracts’ accumulation periods range from 0% to 7%. Guarantee periods range from one to ten years with minimum interest rate guarantees ranging from 0% to 5%.

Liabilities for life policy reserves and interest-sensitive life insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals. Liabilities for the majority of these contracts are calculated based on the 1980 Commissioner’s Standard Ordinary (“CSO”) table assuming interest rates ranging from 0% to 6%.

14

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. Surrender values promised in excess of the legally computed reserves, if any, would be included as a component of reserves.

Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding an additional one half of the net valuation premium for the modal period.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company has not been materially impacted by the pandemic, but there are still potential risks related to COVID-19 and several emerging economic trends that the Company is monitoring.

Guaranty Fund Assessments

The Company is liable for guaranty fund assessments (“GFA”) related to certain unaffiliated life insurance companies that have become insolvent during the years 2021 and prior. The Company’s financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of expected future premium tax recoveries) that the Company believes will be assessed in the future. According to SSAP No. 35R, “Guaranty Fund and Other Assessments,” such liabilities and estimated premium tax credits, as well as the estimated GFA recoverable for the ceded portion of the future liabilities, are presented separately in the balance sheet. The majority of the GFA liability is ceded to Protective Life.

The Company’s guaranty fund liability is $10,298,000 at both December 31, 2021 and 2020. Amounts recoverable from reinsurers related to GFA liabilities are $9,545,000 and $9,589,000 at December 31, 2021 and 2020, respectively. The amount and period over which the GFA liabilities are expected to be paid varies by insolvency. Future premium tax recoveries total $36,000 and $35,000 at December 31, 2021 and 2020, respectively. Premium tax recoveries vary by state and generally range between five to twenty years.

Separate Accounts

The assets of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders.

The assets and liabilities of the separate accounts are carried at the fair value of the underlying contracts. The difference between the fair values of the contracts, and their termination value, is recorded as a negative liability for transfers to separate accounts due or accrued. Changes in termination value of the contracts are recognized through the Company’s net loss from operations as a component of net transfers to (from) the separate accounts rather than directly to surplus. The assets are invested primarily in a series of mutual funds managed by other unaffiliated mutual fund managers.

15

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims and other claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. An additional protection is the existence of a security trust. Several of the Company’s reinsurance contracts require that the reinsurer fund a trust and/or letters of credit, with the fair value of the assets at least equal to the book value of the statutory liabilities reinsured.

Federal Income Taxes

The Company has applied SSAP No. 101, “Income Taxes.” Income tax incurred is recognized by applying the enacted income tax law. Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Changes in admitted deferred tax assets (“DTA”) and liabilities (“DTL”) are recognized as adjustments to surplus. DTAs are first subjected to a valuation allowance assessment.

Net DTAs remaining after the valuation allowance assessment are considered admitted assets based upon specific criteria, which consider the reversal pattern of DTAs and surplus. The reversal pattern and surplus limitation parameters in the admission tests are determined based on the risk-based capital levels.

The Company records interest and penalties related to income tax contingencies as a component of income tax expense.

Nonadmitted Assets

Certain assets, designated as “nonadmitted assets,” such as investment income due and accrued exceeding 90 days, deferred income tax in excess of permitted amounts, EDP, equipment, etc., have been excluded from the statutory statements of admitted assets, liabilities and capital and surplus through a direct charge against unassigned surplus.

3.	Investments

The components of investment income by type of investment for the years ended December 31, 2021, 2020 and 2019 are as follows:

(in thousands of dollars)	2021	2020	2019
Fixed maturities	$22,836	$26,345	$28,179
Contract loans	4,754	6,325	3,829
Cash, cash equivalents and short-term investments	39	427	1,719
Other	102	—	1

Gross investment income	27,731	33,097	33,728
Less: Investment expenses	(2,541)	(2,666)	(1,424)

Net investment income	$25,190	$30,431	$32,304

16

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Investment expenses included the following fees paid to the Company’s various affiliated and non-affiliated investment managers:

(in thousands of dollars)	2021	2020	2019
Fees paid to investment managers:
Affiliated investment managers:
Zurich Investment Services Limited	$228	$304	$362
Zurich Global Investment Management	886	892	825
Farmers Group Inc.	115	131	125
Non-affiliated investment managers:
Prudential Private Placement Investors L.P.	200	201	213
DWS Investment Management Americas, Inc.	236	267	227
Pinebridge	199	229	176
Goldman Sachs	382	289	94
Custody fees	288	346	(603)
Other investment expenses	7	7	5

Total investment expenses	$2,541	$2,666	$1,424

Realized Gains and Losses

Realized gains and losses on sales, redemptions and impairments of investments are determined based on the actual cost of the securities based on specific identification.

Realized investment gains and losses for the years ended December 31, 2021, 2020 and 2019 are as follows:

(in thousands of dollars)	2021	2020	2019
Fixed maturities	$2,263	$12,496	$4,340
Cash, cash equivalents, and short term	(4)	117	8

	2,259	12,613	4,348
Less: Capital gains tax expense	(800)	(2,776)	(1,223)

	1,459	9,837	3,125
Less: IMR transfers net of tax	(1,788)	(9,872)	(3,422)

Total realized capital losses after taxes	$(329)	$(35)	$(297)

17

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Unrealized Gains and Losses on Fixed Maturities

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities, as of December 31, 2021 and 2020 are as follows:

(in thousands of dollars)	2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Fixed maturities
U.S. government	$358,221	$3,321	$(2,954)	$358,588
Other governments	10,933	101	(101)	10,933
Political subdivisions	4,266	1,210	(5)	5,471
Special revenues	75,805	5,228	(593)	80,440
Industrial and miscellaneous (unaffiliated)	528,944	35,970	(1,874)	563,040

Total fixed maturities	$978,169	$45,830	$(5,527)	$1,018,472

(in thousands of dollars)	2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Fixed maturities
U.S. government	$344,033	$8,539	$(245)	$352,327
Other governments	18,882	361	—	19,243
Political subdivisions	4,351	1,586	—	5,937
Special revenues	97,351	7,313	(66)	104,598
Industrial and miscellaneous (unaffiliated)	544,518	59,253	(101)	603,670
Hybrid securities	293	—	(13)	280

Total fixed maturities	$1,009,428	$77,052	$(425)	$1,086,055

18

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Unrealized Losses on Fixed Maturities

Fair value and gross unrealized losses of fixed maturities as of December 31, 2021 and 2020 for securities that were in an unrealized loss position were as follows:

(in thousands of dollars)	2021
	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than 12 Months
	Gross Estimated Fair Value	Gross Unrealized Losses	Gross Estimated Fair Value	Estimated Unrealized Losses
Fixed maturities
U.S. government	$209,937	$(1,342)	$40,695	$(1,612)
Other governments	6,244	(101)	—	—
U.S. political subdivisions bonds	300	(5)	—	—
U.S. special revenues bonds	4,372	(21)	3,759	(103)
Industrial and miscellaneous	77,963	(1,161)	11,463	(450)
Loan-backed securities	51,637	(588)	9,364	(144)

Total fixed maturities	$350,453	$(3,218)	$65,281	$(2,309)

(in thousands of dollars)	2020
	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than 12 Months
	Gross Estimated Fair Value	Gross Unrealized Losses	Gross Estimated Fair Value	Estimated Unrealized Losses
Fixed maturities
U.S. government	$47,692	$(245)	$—	$—
Industrial and miscellaneous (unaffiliated)	7,038	(49)	—	—
Hybrid securities	280	(13)	—	—
Loan-backed securities	11,862	(63)	8,646	(55)

Total fixed maturities	$66,872	$(370)	$8,646	$(55)

As of December 31, 2021 and 2020, fixed maturities represented 100% of the Company’s total unrealized loss amount for both years and totaled 357 and 82 securities, respectively.

As of December 31, 2021 and 2020, fixed maturities in an unrealized loss position for less than 12 months were comprised of 303 and 57 securities, respectively. All of these securities were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities and the decline in fair value is attributed to changes in interest rates and not credit quality. As the Company has the ability and intent to hold these investments until a recovery of fair value which may be at maturity, the Company does not consider these investments to be other-than temporarily-impaired at December 31, 2021 or 2020.

Fixed maturities in an unrealized loss position for greater than 12 months as of December 31, 2021 and 2020 were comprised of 54 and 25 securities, respectively. Other than the recognized OTTI on loan-backed securities in 2020, discussed below, the Company did not recognize OTTI on fixed maturities investments in 2021.

19

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Loan-Backed Securities

Loan-backed securities with evidence of deterioration of credit quality, for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received. In determining the impairments for loan-backed securities, a review of default rate, credit support and other key assumptions is made on the security level.

As of December 31, 2021, there were no impaired loan-backed securities. Loan-backed securities impaired as their carrying value was less than the present value of their projected cash flows that were held as of December 31, 2020 were as follows:

	2020
CUSIP Identification	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
36228FEC6	$135,734	$134,492	$(1,242)	$134,492	$154,137	9/30/20
22540VG71	53,278	52,040	(1,238)	52,040	65,101	9/30/20

Total	$189,012	$186,532	$(2,480)	$186,532	$219,238

Concentrations of Credit Risk

The Company is not exposed to any significant concentration of credit risk of a single or group non-governmental issuer. Concentration of credit risk could exist when changes in economic, industry or geographic factors similarly affect groups of counter-parties whose aggregate credit exposure is material in relation to the Company’s total exposure.

Maturities of Fixed Maturities

The amortized cost and estimated fair value of fixed maturities, by contractual maturity, at December 31, 2021 and 2020 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed securities provide for periodic payments throughout their life. As the stated maturities of such securities may not be indicative of actual maturities, the totals for mortgage-backed securities are shown separately.

(in thousands of dollars)	2021		2020
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in 1 year or less	$66,169	$66,514	$70,128	$70,732
Due after 1 year through 5 years	407,220	411,590	380,284	393,198
Due after 5 years through 10 years	228,161	233,418	265,797	285,242
Due after 10 years	110,611	138,132	122,333	158,465

	812,161	849,654	838,542	907,637
Mortgage-backed securities	166,008	168,818	170,886	178,418

	$978,169	$1,018,472	$1,009,428	$1,086,055

20

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Proceeds from sold, matured or repaid fixed maturities and gross realized gains and losses for the years ended December 31, 2021, 2020 and 2019 are as follows:

(in thousands of dollars)	Gross Gains	Gross Losses	Proceeds
2021
Long term fixed maturities	$4,371	$(2,142)	$377,319
Short term fixed maturities	1	—	9,292
2020
Long term fixed maturities	$12,952	$(502)	$521,628
Short term fixed maturities	1	—	12,094
2019
Long term fixed maturities	$4,600	$(272)	$288,404
Short term fixed maturities	4	—	11,017

Restricted Assets

As of December 31, 2021 and 2020, the Company has the following restricted assets held at amortized cost, which were on deposit with various states to satisfy regulatory requirements:

	Gross Restricted									Percentage
(in thousands of dollars)
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Protected Cell Account Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ Decrease	Total Non- Admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	2021
On deposit with states regulatory bodies	$3,959	$—	$—	$—	$3,959	$3,973	$(14)	$—	$3,959	0.02%	0.02%

Total restricted assets	$3,959	$—	$—	$—	$3,959	$3,973	$(14)	$—	$3,959	0.02%	0.02%

	2020
On deposit with states regulatory bodies	$3,973	$—	$—	$—	$3,973	$4,216	$(243)	$—	$3,973	0.03%	0.03%

Total restricted assets	$3,973	$—	$—	$—	$3,973	$4,216	$(243)	$—	$3,973	0.03%	0.03%

The fair value of these securities was $3,950,987 and $3,973,883 as of December 31, 2021 and 2020, respectively.

21

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

4.	Fair Value of Financial Instruments

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, “Fair Value.” The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1

Securities valued based on directly observable market prices and are traded in active markets; securities valued on unadjusted quoted prices, if not actively traded. Level 1 securities include money market funds and exchange traded equity and derivative securities.

Level 2	Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.	Quoted prices for similar assets or liabilities in active markets

b.	Quoted prices for identical or similar assets or liabilities in nonactive markets

c.	Inputs other than quoted market prices that are observable

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These measurements include circumstances in which there is little, if any, market activity for the asset or liability and reflect management’s own judgments about the assumptions a market participant would use in pricing the asset or liability.

At the end of each reporting period, the Company evaluates whether or not an event has occurred that would transfer any of these securities between Level 1 and Level 2. This policy also applies to transfers in and out of Level 3.

22

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Fair Values of Financial Instruments and its Levels within Fair Value Hierarchy

The following table provides information as of December 31, 2021 and 2020 about the fair values and certain admitted values of the Company’s financial instruments and its levels within the fair value hierarchy:

(in thousands of dollars)	2021
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets
Fixed maturities	$1,018,472	$978,169	$—	$1,015,913	$2,559	$—
Cash, cash equivalents and short-term investments	65,638	65,638	65,638	—	—	—
Receivable for securities	2	2	2	—	—	—
Contract loans	176,642	176,642	—	—	—	176,642
Accrued investment income	14,671	14,671	14,671	—	—	—
Separate account assets	15,521,673	15,521,673	2,662,302	11,516,480	1,342,891	—

Total assets	$16,797,098	$16,756,795	$2,742,613	$12,532,393	$1,345,450	$176,642

Liabilities
Deposit type contracts	$4,538	$4,538	$—	$4,538	$—	$—
Separate account liabilities	15,521,673	15,521,673	—	15,521,673	—	—

Total liabilities	$15,526,211	$15,526,211	$—	$15,526,211	$—	$—

(in thousands of dollars)	2020
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets
Fixed maturities	$1,086,055	$1,009,428	$—	$1,075,121	$10,934	$—
Cash, cash equivalents and short-term investments	106,139	106,139	101,854	4,285	—	—
Receivable for securities	678	678	678	—	—	—
Contract loans	183,094	183,094	—	—	—	183,094
Accrued investment income	12,019	12,019	12,019	—	—	—
Separate account assets	14,465,829	14,465,829	2,329,618	11,106,111	1,030,100	—

Total assets	$15,853,814	$15,777,187	$2,444,169	$12,185,517	$1,041,034	$183,094

Liabilities
Deposit type contracts	$4,653	$4,653	$—	$4,653	$—	$—
Separate account liabilities	14,465,829	14,465,829	—	14,465,829	—	—

Total liabilities	$14,470,482	$14,470,482	$—	$14,470,482	$—	$—

23

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Changes in Level 3 Assets Measured at Fair Value

The following table summarizes the changes in Separate Account assets classified as Level 3 for the years ended December 31, 2021 and 2020. Gains and losses reported in this table may include changes in fair value that are attributable to both observable and unobservable inputs.

(in thousands of dollars)	Separate Account Assets
	Beginning Fair Value	Total Gains/ (Losses) Included in Net Income	Total Gains/ (Losses) Included in Surplus	Purchases	Sales	Transfer in/(out) of Level 3	Ending Fair Value
2021	$1,030,100	$113,497	$6,797	$243,146	$(50,649)	$—	$1,342,891
2020	$807,840	$82,501	$8,203	$206,080	$(74,524)	$—	$1,030,100

Methods and Assumptions to Estimate Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of financial instruments as of December 31, 2021 and 2020:

•

Fixed maturities—The estimated fair value of fixed maturities is valued in accordance with the NAIC’s Purposes and Procedures Manual of the Securities Valuation Office (“SVO”). In those instances where fair value is not available from the SVO, then fair value is based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services, generally broker dealers. Unless representative trades of securities actually occurred at year end, these quotes are generally estimates of fair value based on an evaluation of appropriate factors such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issues and other market data.

•	Cash, cash equivalents and short-term investments—The carrying amounts of these items approximate fair value.

•	Contract loans—The carrying amounts of these items approximate fair market values because interest rates are generally variable and based on current market rates.

•	Deposit-type contracts—The estimated fair value is currently equal to book value and is based on the present value of the future payments.

•

The separate account assets are carried at fair value based on the reported NAV per share of the respective portfolios at December 31, 2021 and 2020. Accumulation values are computed daily based on the change in fair market value of the NAV of the subaccount less mortality and expense risk charges for the subaccount. The carrying amounts of the separate account liabilities are a reasonable estimate of their fair value.

24

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

5.	Income Taxes

Components of DTAs and DTLs at December 31, 2021 and 2020, as well as the related changes, comprise the following components:

(in thousands of dollars)	2021
	Ordinary	Capital	Total
Gross deferred tax assets	$161,764	$1,160	$162,924
Deferred tax assets nonadmitted	154,943	105	155,048

Subtotal net admitted deferred tax asset	6,821	1,055	7,876
Deferred tax liabilities	6,821	—	6,821

Net admitted deferred tax asset	$—	$1,055	$1,055

(in thousands of dollars)	2020
	Ordinary	Capital	Total
Gross deferred tax assets	$173,273	$986	$174,259
Deferred tax assets nonadmitted	166,150	105	166,255

Subtotal net admitted deferred tax asset	7,123	881	8,004
Deferred tax liabilities	6,241	—	6,241

Net admitted deferred tax asset	$882	$881	$1,763

(in thousands of dollars)	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$(11,509)	$174	$(11,335)
Deferred tax assets nonadmitted	(11,207)	—	(11,207)

Subtotal net admitted deferred tax asset	(302)	174	(128)
Deferred tax liabilities	580	—	580

Net admitted deferred tax asset	$(882)	$174	$(708)

25

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

The SSAP No. 101 admission calculation components at December 31, 2021 and 2020 are as follows:

(in thousands of dollars)	2021
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1,055	$1,055
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	—	—	—
(b.i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	—	—	—
(b.ii) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	24,878
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	6,821	—	6,821

(d) Deferred tax assets admitted as the result of application of SSAP No. 101	$6,821	$1,055	$7,876

Ratio percentage used to determine recovery period and threshold limitation amount			836%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$165,853

(in thousands of dollars)	2020
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1,763	$1,763
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	—	—	—
(b.i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	—	—	—
(b.ii) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	24,840
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	6,241	—	6,241

(d) Deferred tax assets admitted as the result of application of SSAP No. 101	$6,241	$1,763	8,004

Ratio percentage used to determine recovery period and threshold limitation amount			876%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$165,601

26

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

(in thousands of dollars)	Change
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$(708)	$(708)
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	—	—	—
(b.i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	—	—	—
(b.ii) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	38
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	580	—	580

(d) Deferred tax assets admitted as the result of application of SSAP No. 101	$580	$(708)	$(128)

Ratio percentage used to determine recovery period and threshold limitation amount			-40%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$252

The Company does not employ reinsurance related tax planning strategies.

The Company is currently recognizing all deferred tax liabilities.

Current income taxes incurred consist of the following major components for the years ended December 31, 2021 and 2020:

(in thousands of dollars)	2021	2020	Change
Federal	$(17,754)	$60,245	$(77,999)
Foreign	—	—	—

Subtotal	(17,754)	60,245	(77,999)
Federal income tax on net capital gains (losses)	800	2,776	(1,976)

Federal and foreign income taxes incurred	$(16,954)	$63,021	$(79,975)

27

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

As of December 31, 2021 and 2020, the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

(in thousands of dollars)	2021	2020	Change
Deferred tax assets
Ordinary:
Unearned premium reserves	$5	$29	$(24)
Policyholder reserves	87,179	101,667	(14,488)
Deferred acquisition costs	73,544	69,774	3,770
Nonadmitted assets	172	480	(308)
Compensation and benefits accrual	253	428	(175)
Accruals not currently deductible	62	272	(210)
Other	549	623	(74)

	161,764	173,273	(11,509)
Nonadmitted deferred tax assets	(154,943)	(166,150)	11,207

Admitted ordinary deferred tax assets	6,821	7,123	(302)

Capital:
Investments	588	578	10
Other	572	408	164

	1,160	986	174
Nonadmitted deferred tax assets	(105)	(105)	—

Admitted capital deferred tax assets	1,055	881	174

Admitted deferred tax assets	7,876	8,004	(128)

Deferred tax liabilities
Ordinary:
Policyholder reserves	1,613	2,080	(467)
Fixed assets	1	33	(32)
Investments	728	746	(18)
Deferred and uncollected premium	4,479	3,382	1,097

Total deferred tax liabilities	6,821	6,241	580

Net admitted deferred tax assets	$1,055	$1,763	$(708)

The change in net deferred income taxes, net of any valuation allowance, is composed of the following:

(in thousands of dollars)	2021	2020	Change
Total deferred tax assets	$162,924	$174,259	$(11,335)
Total deferred tax liabilities	6,821	6,241	580

Net deferred tax asset	$156,103	$168,018	(11,915)

Tax effect of unrealized gains			(6)

Change in net deferred income tax asset			$(11,921)

28

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate at 21% for 2021, 2020 and 2019 to income before income taxes. The significant items causing this difference are as follows:

(in thousands of dollars)	2021	2020	2019
Pre-tax loss from operations	$(18,318)	$(18,866)	$(47,454)
Pre-tax realized capital gains before transfer to IMR	2,259	2,741	926

Total pre-tax loss	$(16,059)	$(16,125)	$(46,528)

Provision computed at statutory rate	$(3,372)	$(3,386)	$(9,771)
Amortization of interest maintenance reserve	(682)	1,632	593
Separate accounts dividend received deduction	(639)	(749)	(738)
Ceding commission included in surplus	(85)	(78)	(71)
Nonadmitted assets	313	(89)	35
Provision to return	(296)	(22,138)	(153)
Internal Revenue Service (“IRS”) audit adjustment	(38)	—	(46)
Life loss carryback—CARES Act	—	(9,087)	(22,035)
Base erosion and anti-abuse tax	—	—	21,833
Other	(234)	29	61

Total statutory income taxes	$(5,033)	$(33,866)	$(10,292)

Federal income tax (benefit) expense	$(17,754)	$60,245	$1,415
Tax on capital gains	800	2,776	1,223
Less: Change in net deferred income tax	11,921	(96,887)	(12,930)

Total statutory income taxes	$(5,033)	$(33,866)	$(10,292)

As of December 31, 2021, the Company did not have any operating loss carryforwards.

The Tax Cuts and Jobs Act (“TCJA”) modified the provision on recoupment in the event of net loss. Net losses for life companies are no longer carried back and are carried forward indefinitely without expiration.

There was no aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS code as of December 31, 2021.

29

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

The Company’s federal income tax return is consolidated with the following entities, with ZHCA as the parent:

American Guarantee and Liability Insurance Company	Zurich Alternative Asset Management, LLC
American Zurich Insurance Company	Zurich American Insurance Company
Colonial American Casualty & Surety Company	Zurich American Insurance Company of Illinois
Empire Fire and Marine Insurance Company	Zurich American Life Insurance Company
Empire Indemnity Insurance Company	Zurich American Life Insurance Company of New York
Fidelity & Deposit Company of Maryland	Zurich CZI Management Holding, Ltd.
Hoplite Reinsurance Company of Vermont, Inc.	Zurich E & S Insurance Brokerage, Inc.
Rural Community Insurance Company	Zurich F & I Reinsurance T & C Limited
Steadfast Insurance Company	Zurich Global, Ltd.
Sea Pine Technologies, Inc.	Zurich Global Investment Management Inc.
The Zurich Services Corporation	Zurich Holding Company of America, Inc.
Universal Underwriters Insurance Company	Zurich Latin America Corporation
Universal Underwriters of Texas Insurance Company	Zurich Realty, Inc.
Universal Underwriters Service Corporation	Zurich Warranty Solutions, Inc.
Vehicle Dealer Solutions, Inc.	Zurich Agency Services, Inc.

A written agreement sets out the method of allocating tax between the companies. In general, the allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within thirty days after the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the member’s apportioned tax liability in accordance with the tax sharing agreement.

The Company joins with its U.S. parent, ZHCA and other affiliates, in filing a consolidated U.S. federal income tax return. The statutes of limitations for all tax returns through tax year 2017 are closed, and all IRS examinations are closed through tax year 2017. The IRS examination of tax year 2018 was settled in principle with the IRS field examination team in January 2022, with closure of the exam pending routine review by the Congressional Joint Committee on Taxation. The Company is currently under the IRS Compliance Assurance Process (“CAP”) audit for tax year 2019.

At December 31, 2021, the Company did not have any uncertain tax positions. Based upon existing information, the Company does not anticipate any expected development for uncertain tax positions in the next twelve months.

As of December 31, 2021, the Company has not recognized any amounts for interest or penalties related to uncertain tax positions. However, in the event the Company determines a change in liability is appropriate in the future, interest or penalty related to an uncertain tax position will be recognized as a component of the income tax provision.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

30

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

6.	Information Concerning Parent, Subsidiaries and Affiliates

On September 2, 2010, the Company established ZALICONY. The carrying value of ZALICONY as of December 31, 2021 and 2020 is $20,266,915 and $20,177,074, respectively. The Company has entered into a related party services agreement with ZALICONY.

There were no capital contributions made to the Company in 2021.

On August 6, 2020, the Company received a capital contribution of $35,000,000 from ZAC. On September 18, 2020, and December 15, 2020, two additional capital contributions of $20,000,000 each were received from ZAC.

On March 25, 2019 and June 24, 2019, the Company received two capital contributions of $15,000,000 each from ZAC. Additionally, $21,000,000 was received on September 30, 2019 as part of a capital restructuring discussed below and another $41,000,000 was received on December 23, 2019.

ZALICO entered into an agreement dated September 27, 2019 with ZAC pursuant to which ZAC transferred (i) 250,000 common shares of ZALICO and (ii) $21,000,000 to ZALICO in exchange for 250,000 newly issued common shares of ZALICO at the same share price of $10 per share.

At December 31, 2021 and 2020, the Company reported the following amounts due from or to related parties:

(in thousands of dollars)	2021	2020
Zurich American Life Insurance Company of New York	$77	$128
Zurich Global Employee Benefits Solutions	270	330
The Zurich Services Corporation	—	1

Receivable from related party	$347	$459

Zurich Holding Company of America, Inc.	(6,538)	(6,454)
Zurich American Insurance Company	(3,645)	(3,910)
Zurich Global Investment Management Inc.	(184)	(411)
ZNA Services, LLC	(73)	(82)
Centre Group Holdings (U.S.) Limited	(34)	(34)
Zurich Services US LLC	(16)	(29)
Other related parties	(20)	—
Zurich Insurance Company HQE	—	(61)

Payable to related party	$(10,510)	$(10,981)

Net payable to related party	$(10,163)	$(10,522)

31

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

For the years 2021, 2020 and 2019, the Company incurred the following amounts of expense in association with services, such as administrative services, advisory services, claim services and risk engineering services, provided by related parties:

(in thousands of dollars)	2021	2020	2019
Zurich American Insurance Company	$15,497	$8,998	$8,891
Zurich Global Investment Management Inc.	885	892	825
Zurich Insurance Group	847	690	851
ZNA Services, LLC	752	1,158	1,310
Zurich Investment Services Ltd	268	327	391
Zurich Services US LLC	183	290	430
Farmers Group, Inc.	114	131	125
The Zurich Services Corporation	—	14	14
Centre Group Holdings (U.S.) Limited	—	—	352
Zurich American Life Insurance Company of New York	(759)	(708)	(1,049)
Zurich Global Employee Benefit Solutions	(1,137)	(988)	(1,163)

Expenses incurred in association with services provided by related parties	$16,650	$10,804	$10,977

Related party receivables and payables are settled as provided in its agreements, generally within 45 days from date of invoice.

The Company has a service agreement, technology support agreement, and license and service agreement with Bancorp and ZBF. Bancorp is responsible for certain administrative functions on certain of the Company’s private placement variable life insurance policies. ZBF is appointed to be the product technology support provider in the administration of certain private placement variable life insurance policies issued by the Company. The Company’s license and service agreement with Bancorp and ZBF governs the terms and conditions under which certain technology may be used in the administration of certain private placement variable life insurance policies issued by the Company that includes illustration software license.

The Company has a principal underwriter agreement and service agreements with BFPS. BFPS is the principal underwriter for a closed block of the Company’s variable, fixed and market value-adjusted annuities. BFPS provides certain services for the distribution of the Company’s private placement variable life insurance and variable annuity policies. BFPS also provides certain services relating to certain employees and independent contractors of the Company becoming and remaining registered representatives of BFPS.

The Company has a Stable Value Protection Option Master Agreement (whereby the Company is acting on behalf of the sub-divisions of the Stable-Value-Protected Divisions of the ZALICO Variable Series I Separate Account) with ZIBB.

The Company has a Real Estate Advisory Agreement with its affiliate Zurich Global Investment Management Inc. (“ZGIM”), under which ZGIM may provide certain services on real estate activities to the Company on an ongoing basis.

The Company has service agreements with its affiliates ZIC, Farmers New World Life (“FNWL”), Zurich American Insurance Company (“ZAIC”), and ZALICONY for each to perform administrative services reasonably necessary in the ordinary course of business.

32

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

The Company has an investment advisory service agreement with its affiliate, Zurich Investment Services Ltd. (“ZIS”) and ZGIM, to perform investment advisory services reasonably necessary in the ordinary course of business.

The Company has a customer service level overview agreement with its affiliate, ZFUS Services, LLC (“ZFUS”), for ZFUS to provide management, administrative and general services.

The Company had a service agreement with its affiliate, Disability Management Services, Inc. (“DMS”), pursuant to which DMS provided the Company certain claim administration and related services. The service agreement was terminated in April 2019.

The Company has a service agreement with its affiliate, Zurich Life Insurance Company Ltd (“ZLIC”), for the Company to provide referral, sales support and other administrative services for ZLIC.

The Company has a service agreement with The Zurich Services Corporation (“ZSC”) pursuant to which the Company receives services from ZSC that may include claim services, risk engineering services, care center services and other services.

The Company has a service agreement with its affiliate, Zurich Services US LLC (“ZSUS”), for ZSUS to provide human resources services, administrative and general services.

The Company has a Multilateral Data Protection Agreement for Data Transfers in Business Systems with ZIG. The agreement governs the handling of personal data sent cross border within the Zurich global organization.

Refer to footnote 8 for the disclosure regarding the Company’s reinsurance activities with affiliates.

7.	Life Reserves

Life reserves are based on mortality tables approved by the NAIC using statutory specified interest rates and valuation methods that provide, in aggregate, reserves that are greater than or equal to the minimum required by the Illinois Department of Insurance. The aggregate reserves for life policies and contracts have been computed primarily utilizing the CARVM based on the statutory maximum valuation interest rates and minimum statutory mortality rates which were allowed by state authorities at the time the policies were issued.

Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined by formulas in accordance with the NAIC Annual Statement Instructions.

For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest multiplied by the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

33

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

The reconciliation of total actuarial reserves and other liabilities as of December 31, 2021 and 2020 were as follows:

(in thousands of dollars)	2021	2020
Policy Liabilities in the General Account
Life insurance	$302,496	$299,269
Accidental death benefits	1	1
Disability—active lives	88	90
Annuities (excluding supplementary contracts)	99,586	92,584
Supplementary contracts with life contingencies	213,099	212,840
Liability for deposit-type contracts	4,538	4,653
Miscellaneous reserves	983	1,068
Claims and benefits payable to policyholders	77,842	72,017

Total general account	698,633	682,522

Policy Liabilities in the Separate Account
Life insurance	12,432,142	12,118,505
Annuities (excluding supplementary contracts)	3,052,884	2,312,690
Supplementary contracts including life contingencies	2,220	2,353
Liability for deposit-type contracts	236	301
Other liabilities	34,191	31,980

Total separate account	15,521,673	14,465,829

Total policy liabilities	$16,220,306	$15,148,351

The Company’s universal life policies with secondary guarantees (“SGUL policies”) in force at December 31, 2021, were calculated under Actuarial Guideline XXXVIII (“AG38”), paragraphs 8D and 8E, which take into account the shadow accounts used for the lapse protection. In addition, a single deterministic projection was run as required in AG38 paragraph 8D, which was required for policies issued through December 31, 2012. This is a gross premium valuation using best estimate assumptions plus conservative margins; the asset assumptions include limitations with respect to the particular assets and asset yields.

The gross premium valuation was used for policies issued prior to December 31, 2012, since it exceeded the formulaic reserve. The Company’s gross reserves for all SGUL policies were $96,703,000 and $86,760,000 as of December 31, 2021 and 2020, respectively. The Company cedes 100% of this business to ZIC.

In June 2016, the NAIC adopted a recommendation to activate a principles-based reserving (“PBR”) approach for life insurance products in order to more accurately reflect the risks or costs of the liability or obligations of the insurer. During 2020, the Company implemented PBR for individual life policies under Section 20 of the Valuation Manual (“VM-20”) with issue dates of January 1, 2020 and later. Due to the Company’s reinsurance agreements currently in place, there was no material impact to the Company.

The Company also implemented PBR for variable annuity contracts and certain other policies and contracts under Section 21 of the Valuation Manual (“VM-21”) for all contracts in force. Due to the Company’s reinsurance agreements currently in place, the Company has only retained $3.9 million of such reserves as of December 31, 2020. The valuation methodology used to value certain variable annuity reserves prior to the adoption of PBR was Actuarial Guideline 43 (“AG-43”). The Company did not elect the 36-month phase-in period option provided in VM-21.

34

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Analysis of General Account Life Actuarial Reserves by Withdrawal Characteristics

Life actuarial reserves by withdrawal characteristics as of December 31, 2021 and 2020 were as follows:

(in thousands of dollars)

2021

General Account	Account Value	Cash Value	Reserve
A. Subject to discretionary withdrawal, surrender values or policy loans:
1. Term policies with cash value	$—	$—	$—
2. Universal life	301,287	299,825	312,390
3. Universal life with secondary guarantees	32,571	25,336	96,703
4. Indexed universal life	615,894	479,756	606,424
5. Indexed universal life with secondary guarantees	—	—	—
6. Indexed life	—	—	—
7. Other permanent cash value life insurance	28,758	28,758	30,458
8. Variable life	—	—	—
9. Variable universal life	201,095	201,095	204,896
10. Miscellaneous reserves	—	—	10,953
B. Not subject to discretionary withdrawal or no cash values:
1. Term policies with cash value	—	—	80,432
2. Accidental death benefits	—	—	1
3. Disability—active lives	—	—	97
4. Disability—disabled lives	—	—	173
5. Miscellaneous reserves	—	—	10,104

C. Total (gross: direct + assumed)	1,179,605	1,034,770	1,352,631
D. Reinsurance ceded	922,603	777,768	1,049,063

E. Total (net) * (C)-(D)	$257,002	$257,002	$303,568

35

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

(in thousands of dollars)

2021

Separate Account Nonguaranteed	Account Value	Cash Value	Reserve
A. Subject to discretionary withdrawal, surrender values or policy loans:
1. Term policies with cash value	$—	$—	$—
2. Universal life	—	—	—
3. Universal life with secondary guarantees	—	—	—
4. Indexed universal life	—	—	—
5. Indexed universal life with secondary guarantees	—	—	—
6. Indexed life	—	—	—
7. Other permanent cash value life insurance	—	—	—
8. Variable life	—	—	—
9. Variable universal life	12,432,142	12,432,142	12,432,142
10. Miscellaneous reserves	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
1. Term policies with cash value	—	—	—
2. Accidental death benefits	—	—	—
3. Disability— active lives	—	—	—
4. Disability—disabled lives	—	—	—
5. Miscellaneous reserves	—	—	—

C. Total (gross: direct + assumed)	12,432,142	12,432,142	12,432,142
D. Reinsurance ceded	—	—	—

E. Total (net) * (C)-(D)	$12,432,142	$12,432,142	$12,432,142

36

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

(in thousands of dollars)

2020

General Account	Account Value	Cash Value	Reserve
A. Subject to discretionary withdrawal, surrender values or policy loans:
1. Term policies with cash value	$—	$—	$—
2. Universal life	312,973	311,561	322,378
3. Universal life with secondary guarantees	33,041	23,756	86,760
4. Indexed universal life	494,770	367,600	493,611
5. Indexed universal life with secondary guarantees	—	—	—
6. Indexed life	—	—	—
7. Other permanent cash value life insurance	28,641	28,641	30,702
8. Variable life	—	—	—
9. Variable universal life	197,064	197,064	200,597
10. Miscellaneous reserves	—	—	5,938
B. Not subject to discretionary withdrawal or no cash values:
1. Term policies with cash value	—	—	76,891
2. Accidental death benefits	—	—	—
3. Disability—active lives	—	—	102
4. Disability—disabled lives	—	—	168
5. Miscellaneous reserves	—	—	11,742

C. Total (gross: direct + assumed)	1,066,489	928,622	1,228,889
D. Reinsurance ceded	815,202	677,335	928,461

E. Total (net) * (C)-(D)	$251,287	$251,287	$300,428

37

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

(in thousands of dollars)

2020

Separate Account Nonguaranteed	Account Value	Cash Value	Reserve
A. Subject to discretionary withdrawal, surrender values or policy loans:
1. Term policies with cash value	$—	$—	$—
2. Universal life	—	—	—
3. Universal life with secondary guarantees	—	—	—
4. Indexed universal life	—	—	—
5. Indexed universal life with secondary guarantees	—	—	—
6. Indexed life	—	—	—
7. Other permanent cash value life insurance	—	—	—
8. Variable life	—	—	—
9. Variable universal life	12,118,505	12,118,505	12,118,505
10. Miscellaneous reserves	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
1. Term policies with cash value	—	—	—
2. Accidental death benefits	—	—	—
3. Disability—active lives	—	—	—
4. Disability—disabled lives	—	—	—
5. Miscellaneous reserves	—	—	—

C. Total (gross: direct + assumed)	12,118,505	12,118,505	12,118,505
D. Reinsurance ceded	—	—	—

E. Total (net) * (C)-(D)	$12,118,505	$12,118,505	$12,118,505

The reconciliation of life actuarial reserves by type as of December 31, 2021 and 2020 were as follows:

(in thousands of dollars)	2021	2020
Life Actuarial Reserves
Life insurance	$302,496	$299,269
Accidental death benefits	1	1
Disability—active lives	88	90
Miscellaneous reserves	983	1,068

Total life	$303,568	$300,428

38

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31, 2021 and 2020 were as follows:

(in thousands of dollars)

2021

Individual Annuities	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$59,299	$1,133	$—	$60,432	1.55%
2. At book value less surrender charge of 5% or more	5,448	—	—	5,448	0.14%
3. At fair value	—	—	1,966,504	1,966,504	50.43%

4. Total with adjustment or at market value (total of 1 through 3)	64,747	1,133	1,966,504	2,032,384	52.12%
5. At book value without adjustment (minimal or no charge or adjustment)	1,512,310	—	—	1,512,310	38.78%
B. Not subject to discretionary withdrawal	352,740	—	2,319	355,059	9.10%

C. Total (gross: direct + assumed)	1,929,797	1,133	1,968,823	3,899,753	100.00%

D. Reinsurance ceded	1,701,981	—	—	1,701,981

E. Total (net) * (C)-(D)	$227,816	$1,133	$1,968,823	$2,197,772

Annuities (excluding supplementary contracts)	$14,717	$1,133	$1,966,603	$1,982,453
Supplementary contracts with life contingencies	213,099	—	2,220	215,319

Total (net)	$227,816	$1,133	$1,968,823	$2,197,772

39

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

(in thousands of dollars)

2021

Group Annuities	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$—	$5,372	$—	$5,372	0.37
2. At book value less surrender charge of 5% or more	—	—	—	—	0.00%
3. At fair value	—	—	1,079,776	1,079,776	74.79

4. Total with adjustment or at market value (total of 1 through 3)	—	5,372	1,079,776	1,085,148	75.17
5. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.00%
B. Not subject to discretionary withdrawal	358,518	—	—	358,518	24.83

C. Total (gross: direct + assumed)	358,518	5,372	1,079,776	1,443,666	100.00%

D. Reinsurance ceded	273,649	—	—	273,649

E. Total (net) * (C)-(D)	$84,869	$5,372	$1,079,776	$1,170,017

Annuities (excluding supplementary contracts)	$84,869	$5,372	$1,079,776	$1,170,017
Supplementary contracts with life contingencies	—	—	—	—

Total (net)	$84,869	$5,372	$1,079,776	$1,170,017

(in thousands of dollars)

2021

Deposit-Type Contracts	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$—	$—	$—	$—	0.00%
2. At book value less surrender charge of 5% or more	—	—	—	—	0.00%
3. At fair value	—	—	—	—	0.00%

4. Total with adjustment or at market value (total of 1 through 3)	—	—	—	—	0.00%
5. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.00%
B. Not subject to discretionary withdrawal	33,548	236	—	33,784	100.00%

C. Total (gross: direct + assumed)	33,548	236	—	33,784	100.00%

D. Reinsurance ceded	29,010	—	—	29,010

E. Total (net) * (C)-(D)	$4,538	$236	$—	$4,774

40

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

(in thousands of dollars)

2020

Individual Annuities	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$63,183	$7,461	$—	$70,644	1.97%
2. At book value less surrender charge of 5% or more	5,477	—	—	5,477	0.15%
3. At fair value	—	—	1,608,825	1,608,825	44.90%

4. Total with adjustment or at market value (total of 1 through 3)	68,660	7,461	1,608,825	1,684,946	47.02%
5. At book value without adjustment (minimal or no charge or adjustment)	1,515,391	—	—	1,515,391	42.29%
B. Not subject to discretionary withdrawal	380,619	—	2,353	382,972	10.69%

C. Total (gross: direct + assumed)	1,964,670	7,461	1,611,178	3,583,309	100.00%

D. Reinsurance ceded	1,739,702	—	—	1,739,702

E. Total (net) * (C)-(D)	$224,968	$7,461	$1,611,178	$1,843,607

Annuities (excluding supplementary contracts)	$12,128	$7,461	$1,608,825	$1,628,414
Supplementary contracts with life contingencies	212,840	—	2,353	215,193

Total (net)	$224,968	$7,461	$1,611,178	$1,843,607

41

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

(in thousands of dollars)

2020

Group Annuities	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$—	$—	$—	$—	0.00%
2. At book value less surrender charge of 5% or more	—	—	—	—	0.00%
3. At fair value	—	—	696,405	696,405	63.82%

4. Total with adjustment or at market value (total of 1 through 3)	—	—	696,405	696,405	63.82%
5. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.00%
B. Not subject to discretionary withdrawal	394,814	—	—	394,814	36.18%

C. Total (gross: direct + assumed)	394,814	—	696,405	1,091,219	100.00%

D. Reinsurance ceded	314,358	—	—	314,358

E. Total (net) * (C)-(D)	$80,456	$—	$696,405	$776,861

Annuities (excluding supplementary contracts)	$80,456	$—	$696,405	$776,861
Supplementary contracts with life contingencies	—	—	—	—

Total (net)	$80,456	$—	$696,405	$776,861

(in thousands of dollars)

2020

Deposit-Type Contracts	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Subject to discretionary withdrawal:
1. With market value adjustment	$—	$—	$—	$—	0.00%
2. At book value less surrender charge of 5% or more	—	—	—	—	0.00%
3. At fair value	—	—	—	—	0.00%

4. Total with adjustment or at market value (total of 1 through 3)	—	—	—	—	0.00%
5. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.00%
B. Not subject to discretionary withdrawal	34,914	301	—	35,215	100.00%

C. Total (gross: direct + assumed)	34,914	301	—	35,215	100.00%

D. Reinsurance ceded	30,261	—	—	30,261

E. Total (net) * (C)-(D)	$4,653	$301	$—	$4,954

42

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Variable Annuities with Guaranteed Living Benefits

The Company’s variable annuities with guaranteed living benefits for DESTINATIONS products at December 31,2021 and 2020 are as follows:

	Guaranteed Living Benefits
(in thousands of dollars) Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held - Net	Total Reinsurance Ceded
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)
December 31, 2021	$728,543	$3,937	$240,717
December 31, 2020	$669,529	$3,852	$285,563

The GRIB base is the greatest of account value, greatest anniversary value or net deposits accumulated at 5%. As of December 31, 2021 and 2020, the Company ceded $192,574,000 and $228,451,000 of this business to ZIC, with the remainder ceded to unaffiliated insurance companies.

8.	Reinsurance

The Company has assumed and ceded business using yearly renewable term contracts, accidental death and disability contracts and coinsurance contracts to affiliate and third party reinsurers. The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded and is not relieved of its obligations to the extent any reinsurer does not meet its obligation to the Company.

Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk and evaluates the financial condition of its reinsurers and concentration of credit risk of its reinsurers. Several reinsurance contracts require the reinsurer to maintain assets in a security trust whose market value matches or exceeds the book value of the reinsured liability.

There was no reinsurance in unauthorized and certified companies in 2021. There was $316,852 and $52,320 of reinsurance in unauthorized and certified companies in 2020 and 2019, respectively.

43

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

The following is a breakdown of direct, assumed and ceded premiums by major affiliated and unaffiliated insurance companies for the years ended December 31, 2021, 2020 and 2019:

(in thousands of dollars)	2021	2020	2019
Direct and assumed premiums:	$1,247,590	$952,090	$960,281
Ceded premiums:
Affiliated insurance companies	(197,956)	(125,889)	184,560
Unaffiliated insurance companies	(186,837)	(212,101)	(85,059)

Total premiums ceded	(384,793)	(337,990)	99,501

Premiums and annuity considerations	$862,797	$614,100	$1,059,782

Breakdown of ceded premiums:
Affiliated insurance companies:
ZIC:
Recapture of CLP liabilities	$—	$95,624	$—
All other activity	(190,415)	(213,215)	(215,986)
ZIBB:
Termination of reinsurance agreement	—	—	405,847
All other activity	(7,541)	(8,298)	(5,301)

Total affiliated insurance companies	$(197,956)	$(125,889)	$184,560

Unaffiliated insurance companies:
Aflac	$(100,083)	$(122,673)	$—
Protective Life	(72,003)	(75,244)	(73,573)
All others	(14,751)	(14,184)	(11,486)

Total unaffiliated insurance companies	$(186,837)	$(212,101)	$(85,059)

As of December 31, 2021, 2020 and 2019, amounts assumed from unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2021	2020	2019
Premiums assumed	$299	$333	$149
Benefits assumed	169	164	154
Reserves assumed	2,157	36	36

The Company did not assume any amounts from affiliated insurance companies during 2021, 2020 or 2019.

44

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

As of December 31, 2021, 2020 and 2019, amounts associated with reinsurance reserves ceded to affiliated and unaffiliated insurance companies, including the related collateral held for such reserves for life, annuity and disability products were as follows:

(in thousands of dollars)	2021	2020	2019
Reserves ceded as of December 31,
Affiliated insurance companies	$1,199,475	$1,122,344	$1,092,448
Unaffiliated insurance companies	1,978,166	1,980,578	1,944,229

Total reserves ceded	$3,177,641	$3,102,922	$3,036,677

Breakdown of total reserves ceded by liability type:
Individual annuities	$1,701,981	$1,739,702	$1,762,215
Group annuities	273,649	314,358	332,585
Deposit-type contracts	29,010	30,261	31,586
Life contract actuarial reserves	1,049,064	928,461	852,006
Accident and health	123,937	90,140	58,285

Total reserves ceded	$3,177,641	$3,102,922	$3,036,677

Breakdown of total reserves ceded by key reinsurer:
Affiliated insurance companies:
ZIC:
Variable universal life liabilities	$676,768	$561,935	$469,128
Variable annuity liabilities	227,517	240,719	250,304
GRIB liabilities	192,574	228,451	239,056
SGUL liabilities	96,703	86,760	78,009
CLP liabilities	5,913	4,479	55,951

Total affiliated insurance companies	$1,199,475	$1,122,344	$1,092,448

Unaffiliated insurance companies:
Protective Life	$1,737,183	$1,759,852	$1,801,460
Fidelity Life Association (“FLA”)	72,213	75,386	78,771
Aflac	116,921	84,789	—
All others	51,849	60,551	63,998

Total unaffiliated insurance companies	$1,978,166	$1,980,578	$1,944,229

Collateral held for total reserves ceded:
ZIC Security Trust account	$1,294,947	$1,242,134	$1,183,191
Protective Life Security Trust account	1,710,147	1,811,235	1,717,850
All other third party trust accounts	1,311	1,311	2,549
All other third party letters of credit	8,000	6,500	6,000

ZIC established a Security Trust account for the exclusive benefit of the Company. The Bank of New York is the trustee. The trust account is funded with assets equal to at least 102% of the statutory reserve credit assumed by ZIC. The basis of the valuation of all collateral held is market value.

45

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

The collateral for the GRIB liabilities provided by ZIC, and the related list of assets held for the benefit of ZIC, as of December 31, 2021 and 2020 are as follows:

(in thousands of dollars)	Variable Annuities Reserve	Total Collateral
2021
Bonds	$192,574	$1,060,844
Equities	—	33,906
Money market	—	747
Unconditional letters of credit	—	199,450

Total assets - for the benefit of the cedent	$192,574	$1,294,947

2020
Bonds	$228,451	$1,011,227
Equities	—	24,788
Money market	—	999
Unconditional letters of credit	—	205,120

Total assets - for the benefit of the cedent	$228,451	$1,242,134

The face amount of insurance in force associated with reinsurance ceded to affiliated and unaffiliated insurance companies for life insurance in force at December 31, 2021 and 2020 were as follows:

(in thousands of dollars)	2021	2020
Direct and assumed	$93,023,968	$90,886,913

Ceded to
Affiliated insurance companies	$52,482,987	$52,369,085
Unaffiliated insurance companies	26,913,732	25,108,123

Total ceded	$79,396,719	$77,477,208

As of December 31, 2021, 2020 and 2019, amounts associated with reinsurance benefits ceded to affiliated and unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2021	2020	2019
Benefits ceded to affiliated insurance companies	$67,090	$70,912	$65,018
Benefits ceded to unaffiliated insurance companies	352,052	308,504	292,542

Total benefits ceded	$419,142	$379,416	$357,560

ZIC and ZIBB

On November 17, 2006, and as amended on December 22, 2008, the Company entered into a reinsurance agreement with ZIC (“ZIC Agreement”) to reinsure the net amounts at risk for the GRIB options and other related life and annuity reserves related to the Company’s DESTINATIONS product for policies issued from May 1,2000 through February 28, 2003.

46

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

On September 30, 2013, the Company and ZIC entered into a reinsurance treaty in which the Company ceded 100% of its universal life business issued after January 1, 2010. The treaty is retrospective, covering all Independent Financial Advisors (“IFA”) in-force policies from inception.

To facilitate the sale of the CLP business to Aflac, ZALICO recaptured CLP net liabilities previously ceded to ZIC as of November 2, 2020. On a pre-tax basis, ZALICO recorded ceded premiums of $95.6 million (which included $82.2 million of cash transferred from ZIC equal to the net liabilities recaptured), $93.8 million of claims incurred, and other expenses of $1.9 million. In exchange, ZALICO paid ZIC a recapture fee of $88.7 million.

Further, the Company has several reinsurance agreements with ZIC covering the Company’s individual life and group life, accidental death and disability businesses.

The Company entered into a reinsurance treaty with ZIBB in June 2002. Under the terms of the agreement, the Company ceded 98% of the mortality risk and 98% of the net amount at risk of the BOLI policies. On January 1, 2019, the reinsurance treaty with ZIBB was terminated. Under this new arrangement with ZIBB, ZALICO assumed back the responsibility to pay all death benefit payments for certain of the Company’s group variable life insurance contracts. As a result of the termination of the agreement, the Company received premiums of $405.8 million and recorded $91.1 million in death benefits and $314.7 million in expenses related to experience rated refunds during 2019. The Company also received cash and securities in 2019 of $405.8 million and recorded a liability for the provision for experience rated refunds of $405.8 million.

The Company’s affiliated reinsurance transactions with ZIC and ZIBB have all been approved by the Illinois Department of Insurance.

Aflac

On March 19, 2020, an agreement was executed between the Companies, ZHCA, ZIC, Aflac and Aflac NY to sell the Companies’ CLP business. The transaction closed on November 2, 2020. Part of the transaction required the recapture of CLP net liabilities previously ceded to ZIC as of the closing date, as discussed above. Subsequently, the Companies ceded 100% of the in-force net CLP liabilities to Aflac and Aflac NY through reinsurance agreements dated as of November 2,2020.

Protective Life Insurance Company

Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly owned subsidiaries, to a former affiliate, FKLA. In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the Company’s Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One. On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance.

On July 3, 2006, Protective Life purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

The initial ceding commission on the coinsurance agreement with Protective Life was $120 million. This initial ceding commission was not transferred to the Company from Protective Life, but rather was withheld from the assets transferred from the Company to Protective Life as part of the transferred coinsurance assets. As of December 31, 2021 and 2020, the remaining balance of the initial ceding commission amounted to $4.3 million and $4.7 million, respectively. The remaining balance of the initial ceding commission, net of tax, and the IMR related to the transferred coinsurance assets reflected in surplus, are being amortized into operations. Amortization of the initial ceding commission was

47

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

approximately $406,000, $370,000 and $339,000 for the years ended December 31, 2021, 2020 and 2019, respectively. Amortization of the IMR related to the transferred coinsurance assets was approximately $229,000, $208,000 and $191,000 for the years ended December 31, 2021, 2020 and 2019, respectively.

As part of the coinsurance agreement with Protective Life, most reinsurance agreements with outside reinsurers were novated to Protective Life as part of the Purchase Agreement. As of December 31, 2021, and 2020, the Company’s separate account assets subject to the coinsurance agreement with Protective Life were approximately $1,131,531,000 and $1,054,591,000, respectively.

A Security Trust Account was established for the exclusive benefit of the Company. The Security Trust Account is funded with assets equal to the general account statutory reserves adjusted for policy loans and interest maintenance reserves reinsured by Protective Life, adjusted on a quarterly basis. Protective Life is required to maintain the Security Trust Account until the Company’s general account statutory reserves of the Reinsured Policies are $400,000,000 or less.

Fidelity Life Association

As part of the overall Protective Life transaction, the Company also entered into a reinsurance agreement with Fidelity Life Association (“FLA”) related to certain fixed-rate annuity liabilities. FLA is a mutual insurance company which was an affiliate of FKLA.

9.	Capital and Surplus

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the Illinois Department of Insurance is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) statutory net income from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the Illinois Department of Insurance. The Company did not pay any dividends in 2021, 2020 or 2019. The Company has no surplus debentures. The Company also has no restrictions on surplus or any stock held by the Company for any special purposes.

10.	Retirement Plans and Other Post Retirement Benefits Plans

Effective in 2004, the Company’s employees began participating in a qualified, noncontributory defined benefit pension plan sponsored by ZAIC.

11. Separate Accounts

General Nature and Characteristics of Separate Accounts

The assets and liabilities of the Company’s Separate Accounts represent segregated funds administered and invested by the Company for purposes of funding flexible payment, individual and group variable annuity contracts, market value adjusted deferred annuity contracts, variable supplemental contracts and individual and group variable life insurance contracts for the exclusive benefit of variable annuity contract holders and variable life insurance policy holders.

The Company receives fees from the Separate Accounts which consist of charges for mortality and expense risk, certain minimum guaranteed death benefits, certain guaranteed retirement benefits, record maintenance fees and other administrative charges. The Company also retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The negative liability for transfers to Separate Accounts due or accrued amounted to $18,000 and $191,000 as of December 31, 2021 and 2020, respectively, which represents CARVM.

48

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

The assets and liabilities of the Separate Accounts are carried at fair value at December 31, 2021 and 2020.

The Company has marketed non-registered individual and group variable life policies and a series of individual and group variable annuity contracts. This business impacted premiums, separate accounts fees, net transfers to separate accounts, insurance taxes, licenses and fees and income tax expense. The non-registered products also have premium tax and deferred acquisition costs (“DAC”) tax expense load charges which are deducted from the contract holder’s premiums to compensate the Company for premium taxes and DAC tax expenses incurred by the Company.

Under statutory accounting, transfers to the separate accounts are reported net of premium and DAC tax loads. There is a corresponding offset to the premium tax load in insurance taxes, licenses and fees.

Certain separate account products have guarantees that are backed by the general accounts. The Company has entered into reinsurance agreements for all of this guaranteed business. At the end of December 31, 2021, the general account of the Company had a maximum guarantee for the separate account liabilities of $42.73 billion. To compensate the general account for the risk taken, the separate account has paid risk charges as follows for the past five years:

(in thousands of dollars)
Risk Charges
2021	$326,962
2020	462,893
2019	347,628
2018	327,395
2017	314,364

As all of the guarantees have been reinsured, the above risk charges have also been ceded.

49

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

Information regarding the reserves included in the separate accounts of the Company as of December 31, 2021 and 2020 were as follows:

	2021
(in thousands of dollars)	Indexed	Nonindexed Guarantee Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2021	$—	$125	$—	$876,901	$877,026
Reserves at December 31, 2021 for accounts with assets at:
Fair value	—	6,505	—	15,515,168	15,521,673
Amortized cost	—	—	—	—	—

Total reserves	$—	$6,505	$—	$15,515,168	$15,521,673

By withdrawal characteristics:
With market value adjustment	$—	$6,505	$—	$—	$6,505
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	15,515,168	15,515,168
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
Subtotal	$—	$6,505	$—	$15,515,168	$15,521,673
Not subject to discretionary withdrawal	—	—	—	—	—

	$—	$6,505	$—	$15,515,168	$15,521,673

50

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

(in thousands of dollars)	2020
	Indexed	Nonindexed Guarantee Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2020	$—	$239	$—	$613,296	$613,535
Reserves at December 31, 2020 for accounts with assets at:
Fair value	—	6,640	—	14,459,189	14,465,829
Amortized cost	—	—	—	—	—

Total reserves	$—	$6,640	$—	$14,459,189	$14,465,829

By withdrawal characteristics:
With market value adjustment	$—	$6,640	$—	$—	$6,640
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	14,459,189	14,459,189
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—

Subtotal	$—	$6,640	$—	$14,459,189	$14,465,829
Not subject to discretionary withdrawal	—	—	—	—	—

	$—	$6,640	$—	$14,459,189	$14,465,829

The following is a reconciliation of net transfers from the Company’s separate accounts for the years ended December 31, 2021, 2020 and 2019:

(in thousands of dollars)	2021	2020	2019
Transfers as reported in the summary of operations of the separate accounts annual statement
Transfers to separate accounts	$985,276	$664,017	$716,833
Transfers from separate accounts	(259,448)	(240,220)	(582,557)

Net transfers to separate accounts	725,828	423,797	134,276
Reconciling adjustments
Experience rated refunds reinvested in separate accounts	(112,382)	(44,280)	(58,913)
Change in termination value of separate accounts	—	(49)	(170)
Separate accounts trading gain (loss)	5	(2)	—
Transfers required to support benefits	(1,983)	7,503	804
Fee income from premium taxes and other DAC tax charges	1,528	(9,903)	(7,415)
Other	(98)	(163)	1,461

Net transfers to separate accounts as reported in the statement of operations	$612,898	$376,903	$70,043

51

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2021, 2020 and 2019

12. Premiums Due and Deferred

Gross due and deferred premiums represent life insurance premiums due to be received from policyholders through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

Due and deferred premiums at December 31, 2021 and 2020 are as follows:

(in thousands of dollars)	2021		2020

	Gross	Net	Gross	Net
Ordinary renewal	$5,447	$5,214	$5,626	$5,302
Group life	8,088	8,088	4,880	4,880
Accident and health	8,184	8,184	5,961	5,961
Nonadmitted assets	(9)	(9)	(27)	(27)

	$21,710	$21,477	$16,440	$16,116

13. Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. The Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position.

14. Subsequent Events

The Company has evaluated subsequent events through April 26, 2022, the date the financial statements were available to be issued.

52

Supplemental Schedules

53

Zurich American Life Insurance Company

Supplemental Schedule of Assets and Liabilities

December 31, 2021

The following is a summary of certain financial data included in exhibits and schedules subjected to audit procedures by independent accountants and utilized by actuaries in the determination of reserves.

2021
Life insurance in force
Ordinary	$1,268,750,000

Group life	$12,358,499,000

Amount of additional accidental death benefits in force under ordinary policies	$2,712,000

Supplemental contracts in force
Ordinary - not involving life contingencies income payable	$8,727,018

Ordinary - involving life contingencies income payable	$51,263,451

Annuities
Ordinary
Immediate - amount of income payable	$143,427

Deferred - fully paid - account balance	$89,874,601

Deferred - not fully paid - account balance	$3,261,448,717

Group
Amount of income payable	$—

Fully paid - account balance	$—

Not fully paid - account balance	$1,280,886,761

Accident and health premiums in force
Group	$63,972,070

Other	$10,217

Deposit funds and dividend accumulations
Deposit funds - account balance	$10,494,819

54

Zurich American Life Insurance Company

Supplemental Schedule of Assets and Liabilities

December 31, 2021

2021
Investment income earned
U.S. government bonds	$3,074,190
Other fixed maturities (unaffiliated)	19,761,984
Contract loans	4,753,857
Cash, cash equivalents and short-term investments	39,433
Aggregate write-ins for investment income	101,439

Gross investment income	$27,730,903

2021
Fixed Maturities and short-term investments, by NAIC designation and maturity
Fixed Maturities by maturity - statement value
Due within 1 year or less	$109,223,816
Over 1 year through 5 years	502,342,364
Over 5 years through 10 years	258,575,982
Over 10 years through 20 years	75,047,899
Over 20 years	32,978,680

Total by maturity	$978,168,741

Fixed Maturities by NAIC designation - statement value
NAIC-1	$785,197,944
NAIC-2	187,795,549
NAIC-3	5,175,247
NAIC-4	—
NAIC-5	—
NAIC-6	1

Total by NAIC designation	$978,168,741

Total fixed maturities publicly traded	$827,215,155

Total fixed maturities privately traded	$150,953,586

Short-term investments - book value	$—

Cash on deposit	$3,910,118

55

Zurich American Life Insurance Company

Supplemental Summary Investment Schedule

December 31, 2021

The Company’s gross investment holdings as filed with the 2021 Annual Statement are $1,240,717,518.

	2021
	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Percentage
Bonds
U.S. governments	$358,220,519	29%	$358,220,519	29%
All other governments	10,821,959	1%	10,821,959	1%
U.S. states, territories and possessions, etc. guaranteed	111,235	—%	111,235	—%
U.S. political subdivisions of states, territories, and possessions, guaranteed	4,265,885	—%	4,265,885	—%
U.S. special revenue and special assessment obligations, etc., non-guaranteed	75,805,298	6%	75,805,298	6%
Industrial and miscellaneous	528,943,848	43%	528,943,848	43%
Common stock
Parent, subsidiaries and affiliates	20,266,915	2%	20,266,915	2%
Cash, cash equivalents, and short-term investments
Cash	3,910,118	—%	3,910,118	—%
Cash equivalents	61,727,592	5%	61,727,592	5%
Contract loans	176,642,460	14%	176,642,460	14%
Receivables for securities	1,689	—%	1,689	—%

Total invested assets	$1,240,717,518	100%	$1,240,717,518	100%

56

Zurich American Life Insurance Company

Supplemental Investment Risks Interrogatories

December 31, 2021

The Company’s total admitted assets, excluding separate account assets, as filed in the 2021 Annual Statement were $1,378,743,134.

The Company’s 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the NAIC SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans are as follows:

	2021

Investments	Amount	Percentage of Total Admitted Assets
Zurich American Life Company of New York	$20,266,915	1.50%
JPMORGAN CHASE & COMPANY	10,081,243	0.70%
FNCL POOL FM5242/FM5222/FM5214	9,428,466	0.70%
AT&T INCORPORATED	6,632,957	0.50%
MORGAN STANLEY	6,427,479	0.50%
CITIGROUP INCORPORATED	6,253,996	0.50%
WBI ENERGY TRANSMISSION/MDU ENERGY CAPITAL, LLC	6,000,694	0.40%
BANK OF AMERICA CORP	5,836,354	0.40%
INTL BK RECON & DEVELOP / INTL FINANCE CORPORATION	5,268,473	0.40%
BERKSHIRE HATHAWAY INC	5,087,125	0.40%

The amounts and percentages of the Company’s total admitted assets, excluding separate account assets, held in fixed maturities and preferred stocks by NAIC rating are as follows:

	2021

	Amount	Percentage
Fixed Maturities
NAIC - 1	$785,197,944	56.95%
NAIC - 2	187,795,549	13.62%
NAIC - 3	5,175,247	0.38%
NAIC - 4	—	0.00%
NAIC - 5	—	0.00%
NAIC - 6	1	0.00%

	$978,168,741

Preferred stocks
P/RP-1	$—	0.00%
P/RP-2	—	0.00%
P/RP-3	—	0.00%
P/RP-4	—	0.00%
P/RP-5	—	0.00%

P/RP-6	$—	0.00%

57

Zurich American Life Insurance Company

Supplemental Investment Risks Interrogatories

December 31, 2021

The Company holds admitted assets in foreign investments, excluding investments in Canada, of $55,059,516 or 5% of total admitted assets, excluding separate account assets.

The amounts and percentages of the Company’s total admitted assets held in aggregate foreign investment exposures categorized by NAIC sovereign rating are as follows:

	2021
	Amount	Percentage of Total Admitted Assets
Countries rated NAIC - 1	$45,167,052	3.28%
Countries rated NAIC - 2	—	0.00%
Countries rated NAIC - 3 or below	9,892,464	0.72%

The Company’s two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	2021
	Amount	Percentage of Total Admitted Assets
Countries Rated NAIC - 1
Cayman Islands	$9,615,475	0.70%
Japan	6,651,436	0.48%
Countries Rated NAIC - 2 or below	$—	0.00%
Countries Rated NAIC - 3 or below
Supranational - THE WORLD BANK GROUP	$5,268,473	0.38%
Supranational - INTER-AMERICAN DEVELOPMENT BANK	1,550,360	0.11%

Questions 7 through 9 are not applicable as the Company does not have unhedged foreign currency exposure, as all foreign investments are denominated in US dollars.

58

Zurich American Life Insurance Company

Supplemental Investment Risks Interrogatories

December 31, 2021

Question 10 The Company’s 10 largest nonsovereign foreign issues and related percentages of total admitted assets are listed below:

		2021
NAIC Rating		Amount	Percentage Total Assets
1.AFE	INTL FINANCE CORP/ INTL BK RECON & DEVELOP	$5,268,473	0.38%
1.AFE	FEDERATION CENTRES LIMITED	3,900,111	0.28%
1.AFE	HSBC HOLDINGS PLC	3,297,826	0.24%
1.F FE	MIZUHO FINANCIAL GROUP INCORPORATED	3,044,487	0.22%
1.F FE	CORBION NV	3,000,091	0.22%
1.G FE	INFINEON TECHNOLOGIES AG	2,999,800	0.22%
2.B	SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED	1,723,373	0.12%
2.C	INTER-AMERICAN DEVELOPMENT BANK	1,550,360	0.11%
1.E FE	VOYA 2017-2A A1R FLT 06/07/2030 LL	1,500,653	0.11%
1.G FE	KERRY GROUP FIN SERVICES	1,389,105	0.10%

Question 11 The Company has $15,604,590 of Canadian investments.

Question 12 is not applicable as the Company does not hold any investments with contractual sales restrictions.

Question 13 The Company’s 10 largest equity interests and related percentages of total admitted assets are listed below:

	2021
Issuer	Amount	Percentage Total Assets
Zurich American Life Insurance Company of New York	$20,266,915	1.47%

Question 14 The Company’s investments in nonaffiliated, privately placed equity securities, held in cash equivalents, are listed below.

	2021
Fund Manager	Total Invested	Diversified	Nondiversified
JPMORGAN CHASE & CO	$49,389,377	$49,389,377	$—
STATE STREET	9,306,740	9,306,740	—
GOLDMAN SACHS GROUP	3,030,557	3,030,557	—
FIDELITY	918	918	—

Question 15 is not applicable as the Company does not hold any investments in general partnership interests.

Questions 16 and 17 are not applicable as the Company does not hold any mortgage loans.

Question 18 is not applicable as the Company does not hold any real estate investments.

Question 19 is not applicable as the Company does not have any investments in mezzanine real estate loans.

59

Zurich American Life Insurance Company

Supplemental Investment Risks Interrogatories

December 31, 2021

Question 20 is not applicable as the Company does not hold securities lending arrangements.

Question 21 is not applicable as the Company does not hold any warrants not attached to other financial instruments, options, caps or floors.

Questions 22 and 23 are not applicable as the Company holds no investments in collars, swaps, forwards, or future contracts.

60

Zurich American Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

December 31, 2021

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1,1996.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ( ) No (X)

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ( ) No (X)

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ( ) No (X)

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance - new for the reporting period[1]	Yes ( ) No (X)		N/A

Non-proportional reinsurance, which does not result in significant surplus relief	Yes ( ) No (X)		N/A

[1]

This disclosure relates to ceding companies with assumption reinsurance agreements (paragraph 60 of SSAP 61R) entered into during the current year for which indemnity reinsurance is being applied for policyholders who have not yet agreed to the transfer to the new insurer or for which the regulator has not yet approved the novation to the new insurer.

61

Zurich American Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

December 31, 2021

Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a)	Accounted for that contract as reinsurance under SSAP and as a deposit under US GAAP; or

Yes ( ) No ( ) N/A (X)

(b)	Accounted for that contract as reinsurance under US GAAP and as a deposit under SSAP?

Yes ( ) No ( ) N/A (X)

62